UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549p. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI

Book 1

First Trust NASDAQ Technology Dividend Index Fund (TDIV)

Multi-Asset Diversified Income Index Fund (MDIV)

First Trust S&P International Dividend Aristocrats ETF (FID)

First Trust BuyWrite Income ETF (FTHI)

First Trust Hedged BuyWrite Income ETF (FTLB)

First Trust Rising Dividend Achievers ETF (RDVY)

First Trust Dorsey Wright Focus 5 ETF (FV)

First Trust RBA American Industrial Renaissance® ETF (AIRR)

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)

First Trust Dorsey Wright International Focus 5 ETF (IFV)

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

Semi-Annual Report
For the Six Months Ended
March 31, 2019

First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2019

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
March 31, 2019
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended March 31, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.
Market volatility was the norm over the last six months. At the close of the third quarter in September 2018, the markets had moved higher into positive territory. In fact, all three major U.S. indices (the Nasdaq Composite Index, the Dow Jones Industrial Average (the “DJIA”) and the S&P 500® Index) hit record levels during the third quarter. In October, markets were again very volatile, surprising analysts and investors alike. Both global markets and U.S. markets fell on fears of slowing growth, trade wars and higher interest rates. The DJIA was down 4.98% for October and the MSCI EAFE Index, an index of stocks in 21 developed markets (excluding the U.S. and Canada), was down 7.96%. However, as November ended, the DJIA climbed 617 points (2.49%) to its biggest one-day gain in eight months. The MSCI EAFE Index ended November down slightly. December held its own shocks as it became the worst December for stocks since the Great Depression. The DJIA and MSCI EAFE Index ended December with year-to-date returns of -3.48% and -13.79%, respectively. For the first time in nine years, the S&P 500® Index posted a negative return in 2018, down 4.38%. During the fourth quarter of 2018, international equities outperformed U.S. equities. Emerging markets, which suffered throughout most of 2018, dropped 7.50% in the fourth quarter, yet still managed to outperform the U.S. and developed markets by over 500 basis points. Municipal securities ended 2018 with a solid gain of 1.69% in the fourth quarter, which saw a distinct return of volatility in both bond and equity markets. An interest rate rally in the last two months of the fourth quarter led to solid gains for municipal securities.
As 2019 began, investors wondered if the volatility of 2018 would continue. For the month of January, the DJIA rose steadily, ending the month up 7.29% from December’s low. The MSCI EAFE Index also trended upward, ending January up 6.57%. At the end of the first quarter, both the DJIA and the MSCI EAFE Index were up 11.81% and 10.15%, respectively. Municipal securities were steady at 1.57% at the end of the first quarter.
The Federal Reserve (the “Fed”) raised interest rates in September 2018 and again in December 2018 to a target range of 2.25-2.50%, for a total of four increases in 2018. The Fed had been expected to raise interest rates again in 2019, but they signaled in January that they would take a “patient” approach to interest rate increases. No interest rate increases are expected in 2019.
While trade tensions have had an impact on markets around the world and could continue to do so in the future, our First Trust economists believe that the long-term impact of U.S. tariffs will be to encourage countries to talk about more equal trade. We continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.
We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2019 (Unaudited)
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
A semi-annual survey conducted by the National Association for Business Economics found that approximately 75% of its member panelists expect an economic recession in the U.S. by the end of 2021, according to its own release. While only 10% of those polled believe a recession will occur in 2019, 42% see it happening in 2020 and 25% expect one in 2021. The remaining members either expressed no opinion or said that the next recession will arrive after 2021. If the U.S. economy continues to grow over the next two quarters, as we are forecasting, the current U.S. expansion that commenced in July 2009 will become the longest in U.S. history, supplanting the previous record from 1991-2001, according to Business Insider. In our opinion, we see no threat of a recession in the current climate.
The U.S. economy could benefit moving forward from the repatriation of overseas profits. The passage of the “Tax Cuts and Jobs Act of 2017” in December 2017 reduced the tax rate on repatriated foreign profits to 15.5% for cash holdings and 8.0% for more illiquid assets. Data from the Commerce Department indicates that U.S. companies repatriated $85.9 billion in the fourth quarter of 2018 (most recent), according to Reuters. In 2018, U.S. companies repatriated a record $664.9 billion, more than four times the $155.1 billion brought back in 2017 and more than double the previous record in 2005. Investment banks and think tanks estimate that U.S. companies have offshore cash holdings totaling $1.5 trillion to $2.5 trillion, according to Bloomberg. That is a lot of potential dry powder that can be used by companies in any number of ways, be it growth opportunities, including acquisitions, or enhancing shareholder value via stock buybacks and dividends, in our opinion.
Just a little over a year ago, on March 8, 2018, the Trump administration enacted new trade tariffs on steel and aluminum imports from the United States’ biggest trading partners. As a result, a serious trade battle ensued between the U.S. and China, the two largest economies on the globe. While the two countries have been in the process of negotiating a new trade agreement for several months, one has yet to be reached. Some economists, as well as the International Monetary Fund, have trimmed their global growth estimates in recent months due largely to the uncertainty over the near-term outlook on global trade. We believe that a new trade agreement between the U.S. and China would be paramount to fostering a more robust trade climate moving forward, which in turn could boost estimates on global growth.
Global Equities Markets
For the six-month period ended March 31, 2019, the MSCI World Ex USA and MSCI Emerging Markets indices posted total returns of -3.67% (USD) and 1.71% (USD), respectively, according to Bloomberg. Over that same period, the U.S. dollar appreciated 2.26% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The stronger U.S. dollar provided a drag on the performance of the two foreign stock indices, in our opinion. With respect to U.S. equities, the S&P 500® Index posted a total return of -1.72% during the same period. Only three of the 11 sectors were up on a total return basis. The top-performers were Real Estate, Utilities and Consumer Staples, up 13.03%, 12.35% and 6.17%, respectively, while the worst results came from Energy and Financials, down 11.26% and 5.67%, respectively.
Investors funneled an estimated net $66.66 billion into U.S. Equity mutual funds and exchange-traded funds (ETFs) for the 12-month period ended March 31, 2019, more than double the $24.42 billion that went into International Equity mutual funds and ETFs, according to Morningstar. Investors continue to favor passive funds over active funds in a big way. Passive U.S. Equity mutual funds and ETFs reported estimated net inflows totaling $217.16 billion in the period, compared to estimated net outflows totaling $150.50 billion. Active International Equity mutual funds and ETFs reported estimated net inflows totaling $94.56 billion, compared to estimated net outflows totaling $70.14 billion.
ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds/exchange-traded products (ETFs/ETPs) listed globally reached a record $5.40 trillion in March 2019, up 2.86% from $5.25 trillion at the close of September 2018, according to its own releases. March marked the 62nd consecutive month of net new cash inflows into ETFs/ETPs listed globally.

Fund Performance Overview (Unaudited)
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
The First Trust NASDAQ Technology Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ Technology Dividend IndexSM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “TDIV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and/or depositary receipts included in the Index.
The Index includes up to 100 technology and telecommunications companies that pay a regular or common dividend. To be selected for the Index, a company must be classified as a technology or telecommunications company under the Industry Classification Benchmark and have a minimum market capitalization of $500 million. Non-U.S. securities in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/19	1 Year Ended 3/31/19	5 Years Ended 3/31/19	Inception (8/13/12) to 3/31/19	5 Years Ended 3/31/19	Inception (8/13/12) to 3/31/19
Fund Performance
NAV	1.11%	9.96%	11.60%	13.26%	73.14%	128.28%
Market Price	1.21%	9.86%	11.44%	13.26%	71.86%	128.37%
Index Performance
NASDAQ Technology Dividend IndexSM	1.43%	10.67%	12.31%	13.99%	78.70%	138.22%
S&P 500® Index	-1.72%	9.50%	10.91%	13.52%	67.81%	131.86%
S&P 500® Information Technology Index	-0.92%	15.44%	18.63%	17.92%	134.99%	198.21%
(See Notes to Fund Performance Overview Page 28.)

Nasdaq®, OMX® and NASDAQ Technology Dividend IndexSM are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust NASDAQ Technology Dividend Index Fund (TDIV) (Continued)
Sector Allocation	% of Total Investments
Information Technology	79.7%
Communication Services	19.6
Industrials	0.7
Total	100.0%
Top Ten Holdings	% of Total Investments
Apple, Inc.	8.6%
Microsoft Corp.	8.2
Cisco Systems, Inc.	8.1
International Business Machines Corp.	8.0
Intel Corp.	7.9
Broadcom, Inc.	4.3
QUALCOMM, Inc.	4.2
Oracle Corp.	4.0
Texas Instruments, Inc.	3.9
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2.4
Total	59.6%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2013 through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/13 – 9/30/14	210	1	0	0
10/1/14 – 9/30/15	161	3	0	0
10/1/15 – 9/30/16	121	0	0	0
10/1/16 – 9/30/17	160	0	0	0
10/1/17 – 9/30/18	174	0	0	0
10/1/18 – 3/31/19	67	4	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/13 – 9/30/14	39	2	0	0
10/1/14 – 9/30/15	84	4	0	0
10/1/15 – 9/30/16	132	0	0	0
10/1/16 – 9/30/17	91	0	0	0
10/1/17 – 9/30/18	77	0	0	0
10/1/18 – 3/31/19	50	3	0	0

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV)
The Multi-Asset Diversified Income Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the NASDAQ US Multi-Asset Diversified Income IndexSM (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “MDIV.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and/or depositary receipts (20%), real estate investment trusts (“REITs”) (20%), preferred securities (20%), master limited partnerships (“MLPs”) (20%) and an exchange-traded fund (“ETF”) (20%) that comprise the Index (each an “Index Segment”). The ETF in which the Fund invests is advised by First Trust Advisors L.P., the Fund’s investment advisor. The percentages provided reflect the approximate percentages of each of the Index Segments included in the Index as of each quarterly rebalance. The percentages will vary from these amounts between rebalances of the Index.
The Index is designed to provide access to a diversified portfolio of small-, mid-, and large-capitalization income-producing securities, which include domestic and international dividend-paying stocks, REITs, oil and gas or basic materials MLPs, U.S.-listed preferred securities and an ETF that invests in high-yield or “junk” bonds. International securities included in the Index are U.S.-listed securities of non-U.S. companies, some of which may be located in emerging markets.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/19	1 Year Ended 3/31/19	5 Years Ended 3/31/19	Inception (8/13/12) to 3/31/19	5 Years Ended 3/31/19	Inception (8/13/12) to 3/31/19
Fund Performance
NAV	2.22%	9.02%	3.27%	4.84%	17.47%	36.81%
Market Price	2.33%	9.02%	3.26%	4.85%	17.42%	36.88%
Index Performance
NASDAQ US Multi-Asset Diversified Income IndexSM	2.55%	9.71%	3.97%	5.55%	21.52%	43.10%
S&P 500® Index	-1.72%	9.50%	10.91%	13.52%	67.81%	131.86%
Dow Jones U.S. Select DividendTM Index*	0.33%	7.20%	9.98%	12.56%	60.90%	119.16%
(See Notes to Fund Performance Overview Page 28.)

*	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
Nasdaq®, OMX® and NASDAQ US Multi-Asset Diversified Income IndexSM are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV) (Continued)
Sector Allocation	% of Total Investments
Financials	35.8%
Energy	23.0
Other *	20.0
Real Estate	9.8
Utilities	2.7
Consumer Staples	2.6
Consumer Discretionary	1.6
Materials	1.5
Communication Services	1.3
Information Technology	1.2
Industrials	0.5
Total	100.0%

*	Exchange-Traded Fund with holdings representing multiple sectors.
Top Ten Holdings	% of Total Investments
First Trust Tactical High Yield ETF	20.0%
USA Compression Partners, L.P.	1.5
Buckeye Partners, L.P.	1.4
New York Mortgage Trust, Inc.	1.4
New Residential Investment Corp.	1.3
KNOT Offshore Partners, L.P.	1.3
EQM Midstream Partners, L.P.	1.2
MFA Financial, Inc.	1.1
Chimera Investment Corp.	1.1
NuStar Logistics, L.P.,	1.1
Total	31.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Fund Performance Overview (Unaudited) (Continued)
Multi-Asset Diversified Income Index Fund (MDIV) (Continued)
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2013 through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/13 – 9/30/14	206	2	0	0
10/1/14 – 9/30/15	175	2	0	0
10/1/15 – 9/30/16	107	0	0	0
10/1/16 – 9/30/17	125	0	0	0
10/1/17 – 9/30/18	103	0	0	0
10/1/18 – 3/31/19	59	0	0	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/13 – 9/30/14	42	2	0	0
10/1/14 – 9/30/15	67	8	0	0
10/1/15 – 9/30/16	146	0	0	0
10/1/16 – 9/30/17	126	0	0	0
10/1/17 – 9/30/18	148	0	0	0
10/1/18 – 3/31/19	64	1	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID)
The First Trust S&P International Dividend Aristocrats ETF (the “Fund”), seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the S&P International Dividend Aristocrats Index (the “Index”). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FID.” The Fund normally invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Index measures the performance of high dividend yielding companies that have followed a managed-dividends policy of increasing or maintaining dividends for at least ten consecutive years.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/19	1 Year Ended 3/31/19	5 Years Ended 3/31/19	Inception (8/22/13) to 3/31/19	5 Years Ended 3/31/19	Inception (8/22/13) to 3/31/19
Fund Performance
NAV	-1.10%	-4.05%	0.55%	1.81%	2.76%	10.56%
Market Price	-1.27%	-4.70%	0.48%	1.77%	2.40%	10.30%
Index Performance
S&P International Dividend Aristocrats Index(1)	-0.51%	N/A	N/A	N/A	N/A	N/A
NASDAQ International Multi-Asset Diversified Income IndexSM(1)	N/A	N/A	N/A	N/A	N/A	N/A
MSCI World ex USA Index	-3.67%	-2.99%	2.20%	3.98%	11.51%	24.42%
Dow Jones EPAC Select DividendTM Index(2)	-3.25%	-1.00%	0.63%	3.10%	3.17%	18.63%
(See Notes to Fund Performance Overview Page 28.)

(1)	On August 30, 2018, the Fund’s underlying index changed from the NASDAQ International Multi-Asset Diversified Income IndexSM to the S&P International Dividend Aristocrats Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to August 30, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of April 30, 2018, it was not in existence for all of the periods disclosed. The old index was terminated on November 23, 2018, so performance data does not exist for these time periods.
(2)	The Dow Jones EPAC Select DividendTM Index measures the performance of a selected group of companies, from non-U.S. developed markets (Europe, Pacific Asia, and Canada), that have provided relatively high dividend yields on a consistent basis over time.
The S&P International Dividend Aristocrats Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by First Trust Advisors L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust Advisors L.P. First Trust S&P International Dividend Aristocrats ETF is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID) (Continued)
Sector Allocation	% of Total Investments
Financials	23.5%
Utilities	13.2
Communication Services	13.0
Real Estate	10.8
Industrials	10.4
Consumer Discretionary	9.2
Energy	6.8
Consumer Staples	6.0
Health Care	4.7
Information Technology	1.3
Materials	1.1
Total	100.0%

Country Allocation	% of Total Investments
Canada	25.7%
United Kingdom	18.4
France	10.0
Japan	8.4
Switzerland	5.4
Sweden	4.8
Germany	4.5
Australia	2.9
Spain	2.7
Cayman Islands	2.5
Hong Kong	2.4
South Korea	2.0
South Africa	1.9
Portugal	1.7
Jersey	1.6
Singapore	1.5
Mexico	1.3
Finland	1.3
Bermuda	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Hennes & Mauritz AB, Class B	2.1%
Klepierre S.A.	1.9
EDP - Energias de Portugal S.A.	1.7
Power Financial Corp.	1.7
Greene King PLC	1.7
IGM Financial, Inc.	1.7
IG Group Holdings PLC	1.7
Power Corp. of Canada	1.7
WPP PLC	1.6
Enagas S.A.	1.6
Total	17.4%

Fund Performance Overview (Unaudited) (Continued)
First Trust S&P International Dividend Aristocrats ETF (FID) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2013 through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/13 – 9/30/14	47	89	55	2
10/1/14 – 9/30/15	105	98	18	1
10/1/15 – 9/30/16	39	15	12	3
10/1/16 – 9/30/17	52	12	0	0
10/1/17 – 9/30/18	111	70	3	0
10/1/18 – 3/31/19	54	20	3	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/1/13 – 9/30/14	41	17	1	0
10/1/14 – 9/30/15	23	3	4	0
10/1/15 – 9/30/16	58	106	20	0
10/1/16 – 9/30/17	50	109	21	7
10/1/17 – 9/30/18	54	13	0	0
10/1/18 – 3/31/19	39	8	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust BuyWrite Income ETF (FTHI)
The First Trust BuyWrite Income ETF (the “Fund”) is an actively managed exchange-traded fund. The Fund’s primary investment objective is to provide current income with a secondary objective to provide capital appreciation. Under normal market conditions, the Fund invests primarily in equity securities listed in U.S. exchanges. The Fund also employs an “option strategy” in which it writes U.S. exchange-traded covered call options on the S&P 500® Index (the “Index”) to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. The equity securities held by the Fund are selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund’s portfolio. The shares of the Fund are listed and trade on the Nasdaq Stock Market LLC under the ticker symbol “FTHI.”
Portfolio management decisions are made under the direction of the following Portfolio Managers:
John Gambla, CFA, FRM, PRM, Senior Portfolio Manager
Rob A. Guttschow, CFA, Senior Portfolio Manager
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/19	1 Year Ended 3/31/19	5 Years Ended 3/31/19	Inception (1/6/14) to 3/31/19	5 Years Ended 3/31/19	Inception (1/6/14) to 3/31/19
Fund Performance
NAV	-4.73%	2.17%	6.34%	6.24%	35.95%	37.22%
Market Price	-4.56%	1.80%	6.35%	6.26%	36.08%	37.41%
Index Performance
CBOE S&P 500 BuyWrite Monthly Index*	-4.78%	3.29%	5.95%	6.18%	33.50%	36.84%
S&P 500® Index	-1.72%	9.50%	10.91%	11.03%	67.81%	72.83%
(See Notes to Fund Performance Overview Page 28.)

*	The CBOE S&P 500 BuyWrite Monthly Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index.
Nasdaq® and CBOE S&P 500 BuyWrite Monthly Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust BuyWrite Income ETF (FTHI) (Continued)
Sector Allocation	% of Total Investments
Financials	20.4%
Industrials	15.8
Consumer Discretionary	13.4
Information Technology	13.4
Health Care	8.0
Materials	7.8
Utilities	7.0
Communication Services	6.4
Consumer Staples	4.7
Energy	3.1
Total	100.0%
Top Ten Holdings	% of Total Investments
Microsoft Corp.	2.0%
Apple, Inc.	1.9
Home Depot (The), Inc.	1.8
Sonoco Products Co.	1.8
HD Supply Holdings, Inc.	1.8
MFA Financial, Inc.	1.7
eBay, Inc.	1.7
Erie Indemnity Co., Class A	1.7
AutoZone, Inc.	1.7
Honeywell International, Inc.	1.6
Total	17.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 7, 2014 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/7/14 – 9/30/14	85	1	0	0
10/1/14 – 9/30/15	117	3	1	3
10/1/15 – 9/30/16	114	0	1	0
10/1/16 – 9/30/17	158	1	0	0
10/1/17 – 9/30/18	115	32	0	0
10/1/18 – 3/31/19	53	4	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/7/14 – 9/30/14	98	1	0	0
10/1/14 – 9/30/15	125	3	0	0
10/1/15 – 9/30/16	112	6	10	10
10/1/16 – 9/30/17	82	2	5	3
10/1/17 – 9/30/18	90	13	0	1
10/1/18 – 3/31/19	66	1	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Hedged BuyWrite Income ETF (FTLB)
The First Trust Hedged BuyWrite Income ETF (the “Fund”) is an actively managed exchange-traded fund. The Fund’s investment objective is to provide current income. Under normal market conditions, the Fund invests primarily in equity securities listed in U.S. exchanges. The Fund also employs an “option strategy” in which it writes U.S. exchange-traded covered call options on the S&P 500® Index (the “Index”) to seek additional cash flow in the form of premiums on the options. The premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the Index that seek to provide some downside protection and reduce the Fund’s price sensitivity to declining markets. The equity securities held by the Fund are selected using a mathematical optimization process which attempts to favor higher dividend paying common stocks for the Fund’s portfolio. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FTLB.”
Portfolio Management Team
Portfolio management decisions are made under the direction of the following Portfolio Managers:
John Gambla, CFA, FRM, PRM, Senior Portfolio Manager
Rob A. Guttschow, CFA, Senior Portfolio Manager
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/19	1 Year Ended 3/31/19	5 Years Ended 3/31/19	Inception (1/6/14) to 3/31/19	5 Years Ended 3/31/19	Inception (1/6/14) to 3/31/19
Fund Performance
NAV	-4.21%	1.69%	4.97%	4.86%	27.47%	28.14%
Market Price	-4.25%	1.50%	4.95%	4.85%	27.31%	28.11%
Index Performance
CBOE S&P 500 95-110 Collar Index*	7.20%	16.74%	7.75%	7.81%	45.24%	48.19%
S&P 500® Index	-1.72%	9.50%	10.91%	11.03%	67.81%	72.83%
(See Notes to Fund Performance Overview Page 28.)

*	The CBOE S&P 500 95-110 Collar Index is designed to protect an investment in S&P 500® stocks against market declines. The passive collar strategy reflected by the index entails: holding the stocks in the S&P 500® Index; buying three-month S&P 500® put options to protect this S&P 500® portfolio from market decreases; and selling one-month S&P 500® call options to help finance the cost of the put options.
Nasdaq® and CBOE S&P 500 95-110 Collar Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Hedged BuyWrite Income ETF (FTLB) (Continued)
Sector Allocation	% of Total Investments
Financials	20.4%
Industrials	15.8
Consumer Discretionary	13.4
Information Technology	13.3
Health Care	8.0
Materials	7.8
Utilities	7.0
Communication Services	6.5
Consumer Staples	4.7
Energy	3.1
Total	100.0%
Top Ten Holdings	% of Total Investments
Microsoft Corp.	2.0%
Apple, Inc.	1.9
Home Depot (The), Inc.	1.8
Sonoco Products Co.	1.8
HD Supply Holdings, Inc.	1.8
MFA Financial, Inc.	1.7
eBay, Inc.	1.7
Erie Indemnity Co., Class A	1.7
AutoZone, Inc.	1.7
Honeywell International, Inc.	1.6
Total	17.7%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 7, 2014 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/7/14 – 9/30/14	88	3	3	0
10/1/14 – 9/30/15	128	6	1	0
10/1/15 – 9/30/16	99	8	0	5
10/1/16 – 9/30/17	146	0	0	0
10/1/17 – 9/30/18	145	1	0	0
10/1/18 – 3/31/19	61	5	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/7/14 – 9/30/14	81	10	0	0
10/1/14 – 9/30/15	113	4	0	0
10/1/15 – 9/30/16	69	6	24	42
10/1/16 – 9/30/17	91	2	2	10
10/1/17 – 9/30/18	103	2	0	0
10/1/18 – 3/31/19	55	2	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Rising Dividend Achievers ETF (RDVY)
The First Trust Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the NASDAQ US Rising Dividend Achievers Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is composed of the securities of 50 companies with a history of raising their dividends that exhibit the characteristics to continue to do so in the future. The Index is designed to provide access to a diversified portfolio of small-, mid- and large-capitalization income-producing securities. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “RDVY.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/19	1 Year Ended 3/31/19	5 Years Ended 3/31/19	Inception (1/6/14) to 3/31/19	5 Years Ended 3/31/19	Inception (1/6/14) to 3/31/19
Fund Performance
NAV	-4.47%	2.02%	10.08%	10.04%	61.61%	64.90%
Market Price	-4.53%	2.02%	10.01%	10.03%	61.13%	64.89%
Index Performance
NASDAQ US Rising Dividend Achievers Index	-4.24%	2.52%	10.65%	10.61%	65.83%	69.48%
Dow Jones U.S. Select DividendTM Index*	0.33%	7.20%	9.98%	10.63%	60.90%	69.63%
(See Notes to Fund Performance Overview Page 28.)

*	The Dow Jones U.S. Select DividendTM Index represents 100 of the United States’ leading stocks by dividend yield.
Nasdaq® and NASDAQ US Rising Dividend Achievers Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Rising Dividend Achievers ETF (RDVY) (Continued)
Sector Allocation	% of Total Investments
Financials	29.0%
Information Technology	26.2
Industrials	12.3
Consumer Discretionary	10.3
Health Care	10.0
Materials	4.1
Communication Services	4.0
Energy	2.1
Consumer Staples	2.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Accenture PLC, Class A	2.1%
NVIDIA Corp.	2.1
Yum China Holdings, Inc.	2.1
Ross Stores, Inc.	2.1
Air Products & Chemicals, Inc.	2.1
TJX (The) Cos., Inc.	2.1
Raytheon Co.	2.1
Honeywell International, Inc.	2.1
Best Buy Co., Inc.	2.1
Apple, Inc.	2.1
Total	21.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 7, 2014 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/7/14 – 9/30/14	123	4	1	0
10/1/14 – 9/30/15	155	6	0	0
10/1/15 – 9/30/16	112	2	0	0
10/1/16 – 9/30/17	224	0	0	0
10/1/17 – 9/30/18	206	0	0	0
10/1/18 – 3/31/19	87	2	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/7/14 – 9/30/14	55	2	0	0
10/1/14 – 9/30/15	91	0	0	0
10/1/15 – 9/30/16	139	0	0	0
10/1/16 – 9/30/17	27	0	0	0
10/1/17 – 9/30/18	45	0	0	0
10/1/18 – 3/31/19	33	1	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Focus 5 ETF (FV)
The First Trust Dorsey Wright Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Focus Five Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of each of the First Trust sector-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe and that satisfy certain trading volume and liquidity requirements. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FV.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/19	1 Year Ended 3/31/19	5 Years Ended 3/31/19	Inception (3/5/14) to 3/31/19	5 Years Ended 3/31/19	Inception (3/5/14) to 3/31/19
Fund Performance
NAV	-2.80%	5.02%	10.24%	8.79%	62.83%	53.32%
Market Price	-2.83%	4.98%	10.23%	8.79%	62.75%	53.32%
Index Performance
Dorsey Wright Focus Five Index	-2.62%	5.36%	10.67%	9.22%	66.02%	56.42%
S&P 500® Index	-1.72%	9.50%	10.91%	10.76%	67.81%	67.88%
(See Notes to Fund Performance Overview Page 28.)

The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index, which is determined, composed and calculated by Dorsey Wright without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Focus 5 ETF (FV) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 6, 2014 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/6/14 – 9/30/14	131	0	0	0
10/1/14 – 9/30/15	155	11	0	1
10/1/15 – 9/30/16	132	0	0	0
10/1/16 – 9/30/17	70	0	0	0
10/1/17 – 9/30/18	121	0	0	0
10/1/18 – 3/31/19	68	5	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/6/14 – 9/30/14	14	0	0	0
10/1/14 – 9/30/15	78	7	0	0
10/1/15 – 9/30/16	121	0	0	0
10/1/16 – 9/30/17	181	0	0	0
10/1/17 – 9/30/18	130	0	0	0
10/1/18 – 3/31/19	47	3	0	1

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA American Industrial Renaissance® ETF (AIRR)
The First Trust RBA American Industrial Renaissance® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Richard Bernstein Advisors American Industrial Renaissance® Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in U.S. equity securities that comprise the Index. The Index is designed to measure the performance of small- and mid-cap U.S. companies in the industrial and community banking sectors. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “AIRR.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/19	1 Year Ended 3/31/19	5 Years Ended 3/31/19	Inception (3/10/14) to 3/31/19	5 Years Ended 3/31/19	Inception (3/10/14) to 3/31/19
Fund Performance
NAV	-12.45%	-5.78%	4.83%	4.37%	26.60%	24.13%
Market Price	-12.51%	-5.63%	4.81%	4.37%	26.48%	24.13%
Index Performance
Richard Bernstein Advisors American Industrial Renaissance® Index	-12.30%	-5.26%	5.62%	5.16%	31.44%	28.95%
S&P 500® Index	-1.72%	9.50%	10.91%	10.74%	67.81%	67.53%
S&P 500® Industrials Index	-3.06%	3.23%	9.34%	9.13%	56.28%	55.57%
Russell 2500® Index	-5.59%	4.48%	7.79%	7.44%	45.50%	43.79%
(See Notes to Fund Performance Overview Page 28.)

The Fund is not sponsored, endorsed, sold or promoted by Richard Bernstein Advisors (“RBA” or “Licensor”). RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined, composed and calculated by RBA without regard to First Trust or the Fund. Licensor has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust RBA American Industrial Renaissance® ETF (AIRR) (Continued)
Sector Allocation	% of Total Investments
Industrials	90.5%
Financials	9.5
Total	100.0%
Top Ten Holdings	% of Total Investments
Evoqua Water Technologies Corp.	4.4%
Clean Harbors, Inc.	4.4
SPX Corp.	4.0
Oshkosh Corp.	4.0
EMCOR Group, Inc.	3.9
Covanta Holding Corp.	3.9
Hubbell, Inc.	3.8
MasTec, Inc.	3.7
Comfort Systems USA, Inc.	3.6
Mueller Water Products, Inc., Class A	3.6
Total	39.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 11, 2014 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/11/14 – 9/30/14	104	4	0	0
10/1/14 – 9/30/15	127	5	0	0
10/1/15 – 9/30/16	100	0	0	0
10/1/16 – 9/30/17	140	1	0	0
10/1/17 – 9/30/18	108	0	0	0
10/1/18 – 3/31/19	80	3	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/11/14 – 9/30/14	31	3	0	0
10/1/14 – 9/30/15	116	4	0	0
10/1/15 – 9/30/16	153	0	0	0
10/1/16 – 9/30/17	110	0	0	0
10/1/17 – 9/30/18	143	0	0	0
10/1/18 – 3/31/19	39	1	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
The First Trust Dorsey Wright Momentum & Dividend ETF seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Dividend Yield Index (the “Index”). Under normal conditions, the Fund invests at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “DDIV.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 3/31/19	1 Year Ended 3/31/19	5 Years Ended 3/31/19	Inception (3/10/14) to 3/31/19	5 Years Ended 3/31/19	Inception (3/10/14) to 3/31/19
Fund Performance
NAV	-2.15%	1.91%	6.29%	6.57%	35.68%	37.99%
Market Price	-2.11%	1.78%	6.20%	6.58%	35.10%	38.00%
Index Performance
Dorsey Wright Momentum Plus Dividend Yield Index(1)	-1.83%	N/A	N/A	N/A	N/A	N/A
Richard Bernstein Advisors Quality Income Index(1)	5.14%	8.47%	8.36%	8.63%	49.43%	52.00%
Dow Jones U.S. Select DividendTM Index(2)	0.33%	7.20%	9.98%	10.42%	60.90%	65.11%
S&P 500® Index	-1.72%	9.50%	10.91%	10.74%	67.81%	67.53%
(See Notes to Fund Performance Overview Page 28.)

(1)	On September 6, 2018, the Fund’s underlying index changed from the Richard Bernstein Advisors Quality Income Index to the Dorsey Wright Momentum Plus Dividend Yield Index (the “Index”). Therefore, the Fund’s performance and historical returns shown for the periods prior to September 6, 2018, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Index had an inception date of July 2, 2018, it was not in existence for all of the periods disclosed.
(2)	The Dow Jones U.S. SelectTM Dividend Index represents 100 of the United States’ leading stocks by dividend yield.
The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the indexes to track general stock performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV) (Continued)
Sector Allocation	% of Total Investments
Utilities	28.3%
Real Estate	26.1
Financials	21.7
Health Care	6.3
Consumer Discretionary	5.3
Information Technology	4.5
Energy	3.6
Communication Services	2.1
Materials	1.1
Industrials	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
New Residential Investment Corp.	5.3%
Chimera Investment Corp.	4.9
Blackstone Mortgage Trust, Inc., Class A	4.2
WP Carey, Inc.	3.7
ONEOK, Inc.	3.6
Broadcom, Inc.	2.9
CubeSmart	2.8
Ryman Hospitality Properties, Inc.	2.8
Santander Consumer USA Holdings, Inc.	2.6
Extra Space Storage, Inc.	2.5
Total	35.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 11, 2014 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/11/14 – 9/30/14	87	3	0	0
10/1/14 – 9/30/15	174	6	0	0
10/1/15 – 9/30/16	174	0	0	0
10/1/16 – 9/30/17	167	0	0	0
10/1/17 – 9/30/18	67	0	0	0
10/1/18 – 3/31/19	77	5	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/11/14 – 9/30/14	49	3	0	0
10/1/14 – 9/30/15	64	8	0	0
10/1/15 – 9/30/16	78	1	0	0
10/1/16 – 9/30/17	84	0	0	0
10/1/17 – 9/30/18	184	0	0	0
10/1/18 – 3/31/19	41	0	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright International Focus 5 ETF (IFV)
The First Trust Dorsey Wright International Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright International Focus Five Index (the “Index”). The Fund normally invests at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of certain First Trust international ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust country/region-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “IFV.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/19	1 Year Ended 3/31/19	Inception (7/22/14) to 3/31/19	Inception (7/22/14) to 3/31/19
Fund Performance
NAV	-5.32%	-12.36%	0.25%	1.18%
Market Price	-5.08%	-12.11%	0.27%	1.29%
Index Performance
Dorsey Wright International Focus Five Index	-5.21%	-12.15%	0.54%	2.55%
MSCI All Country World Ex-US Index	-2.33%	-4.07%	1.61%	7.77%
(See Notes to Fund Performance Overview Page 28.)

The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index, which is determined, composed and calculated by Dorsey Wright without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright International Focus 5 ETF (IFV) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 23, 2014 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
7/23/14 – 9/30/14	40	1	0	0
10/1/14 – 9/30/15	185	8	0	0
10/1/15 – 9/30/16	155	1	0	0
10/1/16 – 9/30/17	136	0	0	0
10/1/17 – 9/30/18	127	6	0	0
10/1/18 – 3/31/19	42	2	0	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
7/23/14 – 9/30/14	8	0	0	0
10/1/14 – 9/30/15	58	1	0	0
10/1/15 – 9/30/16	97	0	0	0
10/1/16 – 9/30/17	114	1	0	0
10/1/17 – 9/30/18	117	1	0	0
10/1/18 – 3/31/19	74	5	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
The First Trust Dorsey Wright Dynamic Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Dynamic Focus Five Index (the “Index”). The Fund normally invests at least 80% of its total assets (including investment borrowings) in the exchange-traded funds (“ETFs”) and cash equivalents that comprise the Index. The cash equivalents in which the Fund may invest (the “Cash Proxy”) are 1- to 3-month U.S. Treasury Bills representing the component securities of a cash equivalents index (the Nasdaq US T-Bill Index (the “Cash Index”)) that is a component of the Index. The ETFs in which the Fund invests are advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is constructed pursuant to Dorsey, Wright & Associates, LLC’s (the “Index Provider”) proprietary methodology, which takes into account the performance of each of the First Trust sector and industry-based ETFs relative to one another. The Cash Index is also evaluated and its inclusion and weight in the Index are adjusted based upon its rank relative to the selection universe of sector and industry-based ETFs chosen by the Index. The Index is designed to provide targeted exposure to the five First Trust sector and industry-based ETFs that the Index determines offer the greatest potential to outperform the other First Trust sector and industry-based ETFs and that satisfy certain trading volume and liquidity requirements. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “FVC.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/19	1 Year Ended 3/31/19	Inception (3/17/16) to 3/31/19	Inception (3/17/16) to 3/31/19
Fund Performance
NAV	-6.88%	0.61%	10.65%	36.00%
Market Price	-6.88%	0.57%	10.64%	35.94%
Index Performance
Dorsey Wright Dynamic Focus Five Index	-6.74%	0.90%	11.02%	37.37%
S&P 500® Index	-1.72%	9.50%	13.70%	47.69%
(See Notes to Fund Performance Overview Page 28.)

The Fund is not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the Index, which is determined, composed and calculated by Dorsey Wright without regard to First Trust or the Fund.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 18, 2016 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/18/16 – 9/30/16	113	0	0	0
10/1/16 – 9/30/17	167	0	0	0
10/1/17 – 9/30/18	161	1	0	0
10/1/18 – 3/31/19	68	3	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
3/18/16 – 9/30/16	25	0	0	0
10/1/16 – 9/30/17	84	0	0	0
10/1/17 – 9/30/18	89	0	0	0
10/1/18 – 3/31/19	50	3	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2019 (Unaudited)
As a shareholder of First Trust NASDAQ Technology Dividend Index Fund, Multi-Asset Diversified Income Index Fund, First Trust S&P International Dividend Aristocrats ETF, First Trust BuyWrite Income ETF, First Trust Hedged BuyWrite Income ETF, First Trust Rising Dividend Achievers ETF, First Trust Dorsey Wright Focus 5 ETF, First Trust RBA American Industrial Renaissance® ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF, or First Trust Dorsey Wright Dynamic Focus 5 ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Actual	$1,000.00	$1,011.10	0.50%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52
Multi-Asset Diversified Income Index Fund (MDIV) (b)
Actual	$1,000.00	$1,022.20	0.48%	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	0.48%	$2.42
First Trust S&P International Dividend Aristocrats ETF (FID)
Actual	$1,000.00	$989.00	0.60%	$2.98
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust BuyWrite Income ETF (FTHI)
Actual	$1,000.00	$952.70	0.85%	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28
First Trust Hedged BuyWrite Income ETF (FTLB)
Actual	$1,000.00	$957.90	0.85%	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	0.85%	$4.28
First Trust Rising Dividend Achievers ETF (RDVY)
Actual	$1,000.00	$955.30	0.50%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	0.50%	$2.52

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses (Continued)
March 31, 2019 (Unaudited)
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Dorsey Wright Focus 5 ETF (FV) (b)
Actual	$1,000.00	$972.00	0.30%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51
First Trust RBA American Industrial Renaissance® ETF (AIRR)
Actual	$1,000.00	$875.50	0.70%	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	0.70%	$3.53
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Actual	$1,000.00	$978.50	0.60%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Dorsey Wright International Focus 5 ETF (IFV) (b)
Actual	$1,000.00	$946.80	0.30%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC) (b)
Actual	$1,000.00	$931.20	0.30%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.30%	$1.51

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2018 through March 31, 2019), multiplied by 182/365 (to reflect the six-month period).
(b)	Annualized expense ratio and expenses paid during the six-month period do not include fees and expenses of the underlying funds in which the Fund invests.

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 0.5%
27,737	Harris Corp.	$4,429,876
	Commercial Services & Supplies – 0.2%
303,384	Pitney Bowes, Inc.	2,084,248
	Communications Equipment – 9.5%
1,424,255	Cisco Systems, Inc.	76,895,527
5,576	Comtech Telecommunications Corp.	129,475
10,119	InterDigital, Inc.	667,652
142,926	Juniper Networks, Inc.	3,783,251
37,682	Motorola Solutions, Inc.	5,291,306
375,633	Nokia OYJ, ADR	2,148,621
7,283	Plantronics, Inc.	335,819
63,532	Telefonaktiebolaget LM Ericsson, ADR	583,224
		89,834,875
	Diversified Telecommunication Services – 13.4%
592,334	AT&T, Inc.	18,575,594
414,234	BCE, Inc.	18,387,847
1,397,530	CenturyLink, Inc.	16,756,385
31,166	Cogent Communications Holdings, Inc.	1,690,756
1,357,017	Consolidated Communications Holdings, Inc.	14,805,055
419,425	Orange S.A., ADR	6,836,627
724,008	Telefonica S.A., ADR	6,052,707
208,449	Telekomunikasi Indonesia Persero Tbk PT, ADR	5,724,010
507,526	TELUS Corp.	18,798,763
323,846	Verizon Communications, Inc.	19,149,014
		126,776,758
	Electronic Equipment, Instruments & Components – 1.2%
22,385	CDW Corp.	2,157,242
251,426	Corning, Inc.	8,322,201
11,492	SYNNEX Corp.	1,096,222
		11,575,665
	IT Services – 10.1%
38,651	Amdocs Ltd.	2,091,406
100,144	Cognizant Technology Solutions Corp., Class A	7,255,433
10,304	CSG Systems International, Inc.	435,859
47,198	DXC Technology Co.	3,035,303
9,537	Hackett Group (The), Inc.	150,684
263,347	Infosys Ltd., ADR	2,878,383
533,798	International Business Machines Corp.	75,318,898
44,749	Leidos Holdings, Inc.	2,867,963
Shares	Description	Value

	IT Services (Continued)
19,277	NIC, Inc.	$329,444
17,962	Perspecta, Inc.	363,192
6,134	Presidio, Inc.	90,783
10,866	Science Applications International Corp.	836,139
		95,653,487
	Semiconductors & Semiconductor Equipment – 30.5%
102,148	Analog Devices, Inc.	10,753,120
267,813	Applied Materials, Inc.	10,621,464
10,241	ASML Holding N.V., ADR	1,925,820
133,885	Broadcom, Inc.	40,260,558
13,657	Brooks Automation, Inc.	400,560
6,329	Cabot Microelectronics, Corp.	708,595
8,436	Cohu, Inc.	124,431
160,316	Cypress Semiconductor Corp.	2,391,915
16,524	Entegris, Inc.	589,741
1,392,252	Intel Corp.	74,763,932
57,510	KLA-Tencor Corp.	6,867,269
15,776	Kulicke & Soffa Industries, Inc.	348,807
50,878	Lam Research Corp.	9,107,671
122,192	Marvell Technology Group Ltd.	2,430,399
136,585	Maxim Integrated Products, Inc.	7,262,224
61,324	Microchip Technology, Inc.	5,087,439
7,882	MKS Instruments, Inc.	733,420
5,863	Monolithic Power Systems, Inc.	794,378
27,807	NXP Semiconductors N.V.	2,457,861
3,912	Power Integrations, Inc.	273,605
690,521	QUALCOMM, Inc.	39,380,413
16,290	Silicon Motion Technology Corp., ADR	645,736
46,108	Skyworks Solutions, Inc.	3,802,988
21,968	STMicroelectronics N.V., ADR	326,225
554,094	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	22,695,690
24,419	Teradyne, Inc.	972,853
348,523	Texas Instruments, Inc.	36,967,835
44,641	Xilinx, Inc.	5,660,032
25,057	Xperi Corp.	586,334
		288,941,315
	Software – 14.5%
4,664	Blackbaud, Inc.	371,861
19,930	CDK Global, Inc.	1,172,283
2,487	Ebix, Inc.	122,783
27,860	Intuit, Inc.	7,282,883
15,050	j2 Global, Inc.	1,303,330
11,866	LogMeIn, Inc.	950,467
658,158	Microsoft Corp.	77,623,154
15,025	Monotype Imaging Holdings, Inc.	298,847
64,326	Open Text Corp.	2,472,048
707,208	Oracle Corp.	37,984,142
10,907	Progress Software Corp.	483,943

See Notes to Financial Statements

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,609	QAD, Inc., Class A	$69,300
14,466	SAP SE, ADR	1,670,244
18,879	SS&C Technologies Holdings, Inc.	1,202,403
131,739	Symantec Corp.	3,028,680
138,418	TiVo Corp.	1,290,056
		137,326,424
	Technology Hardware, Storage & Peripherals – 13.7%
425,838	Apple, Inc.	80,887,928
535,758	Hewlett Packard Enterprise Co.	8,266,746
694,219	HP, Inc.	13,488,675
47,037	Logitech International S.A.	1,850,436
81,933	NetApp, Inc.	5,681,234
235,600	Seagate Technology PLC	11,282,884
178,677	Western Digital Corp.	8,587,217
		130,045,120
	Trading Companies & Distributors – 0.0%
12,503	Systemax, Inc.	283,068
	Wireless Telecommunication Services – 6.2%
935,197	America Movil SAB de CV, ADR, Class L	13,354,613
349,849	China Mobile Ltd., ADR	17,838,800
333,334	Rogers Communications, Inc., Class B	17,940,036
36,985	Shenandoah Telecommunications Co.	1,640,655
259,895	Telephone & Data Systems, Inc.	7,986,573
		58,760,677
	Total Investments – 99.8%	945,711,513
	(Cost $768,056,436) (a)
	Net Other Assets and Liabilities – 0.2%	1,746,158
	Net Assets – 100.0%	$947,457,671

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $203,618,103 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $25,963,026. The net unrealized appreciation was $177,655,077.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 945,711,513	$ 945,711,513	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 20.3%
	Energy Equipment & Services – 1.5%
599,284	USA Compression Partners, L.P.	$9,354,823
	Oil, Gas & Consumable Fuels – 18.8%
131,688	Andeavor Logistics, L.P.	4,643,319
238,413	Black Stone Minerals, L.P.	4,205,605
255,118	Buckeye Partners, L.P.	8,679,114
65,731	Cheniere Energy Partners, L.P.	2,756,101
288,730	CNX Midstream Partners, L.P.	4,391,583
129,019	Crestwood Equity Partners, L.P.	4,540,179
156,111	DCP Midstream, L.P.	5,159,469
174,616	Delek Logistics Partners, L.P.	5,662,797
319,183	Dorchester Minerals, L.P.	5,828,282
305,507	Enable Midstream Partners, L.P.	4,374,860
303,214	Energy Transfer, L.P.	4,660,399
121,914	Enterprise Products Partners, L.P.	3,547,697
149,059	Enviva Partners, L.P.	4,807,153
164,919	EQM Midstream Partners, L.P.	7,614,310
227,900	GasLog Partners, L.P.	5,157,377
256,670	Genesis Energy, L.P.	5,980,411
280,548	Global Partners, L.P.	5,515,574
158,904	Holly Energy Partners, L.P.	4,288,819
416,473	KNOT Offshore Partners, L.P.	7,908,822
54,824	Magellan Midstream Partners, L.P.	3,323,979
115,612	MPLX, L.P.	3,802,479
222,203	PBF Logistics, L.P.	4,670,707
69,542	Phillips 66 Partners, L.P.	3,640,524
120,228	Western Midstream Partners, L.P.	3,770,350
		118,929,910
	Total Master Limited Partnerships	128,284,733
	(Cost $121,053,033)
EXCHANGE-TRADED FUNDS – 19.9%
	Capital Markets – 19.9%
2,627,971	First Trust Tactical High Yield ETF (a)	125,590,734
	(Cost $129,052,474)
REAL ESTATE INVESTMENT TRUSTS – 19.8%
	Health Care REITs – 0.6%
199,052	Medical Properties Trust, Inc.	3,684,453
	Hotel & Resort REITs – 3.0%
293,050	Apple Hospitality REIT, Inc.	4,776,715
123,183	Chesapeake Lodging Trust	3,425,719
304,036	DiamondRock Hospitality Co.	3,292,710
211,740	Sunstone Hotel Investors, Inc.	3,049,056
198,176	Xenia Hotels & Resorts, Inc.	4,342,036
		18,886,236
	Mortgage REITs – 10.1%
367,668	Apollo Commercial Real Estate Finance, Inc.	6,691,558
137,726	Blackstone Mortgage Trust, Inc., Class A	4,759,811
375,388	Chimera Investment Corp.	7,034,771
271,333	Ladder Capital Corp.	4,618,088
991,464	MFA Financial, Inc.	7,207,943
470,308	New Residential Investment Corp.	7,952,908
1,402,183	New York Mortgage Trust, Inc.	8,539,294
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage REITs (Continued)
301,002	PennyMac Mortgage Investment Trust	$6,233,751
315,778	Redwood Trust, Inc.	5,099,815
256,035	Starwood Property Trust, Inc.	5,722,382
		63,860,321
	Retail REITs – 1.3%
243,998	Brixmor Property Group, Inc.	4,482,243
188,244	Tanger Factory Outlet Centers, Inc.	3,949,359
		8,431,602
	Specialized REITs – 4.8%
269,917	CoreCivic, Inc.	5,249,886
53,330	EPR Properties	4,101,077
124,412	Gaming and Leisure Properties, Inc.	4,798,571
242,342	GEO Group (The), Inc.	4,652,966
41,741	Lamar Advertising Co., Class A	3,308,392
204,243	Outfront Media, Inc.	4,779,286
133,479	Weyerhaeuser Co.	3,515,837
		30,406,015
	Total Real Estate Investment Trusts	125,268,627
	(Cost $119,565,794)
COMMON STOCKS – 19.6%
	Automobiles – 0.9%
434,355	Ford Motor Co.	3,813,637
60,433	Harley-Davidson, Inc.	2,155,041
		5,968,678
	Banks – 3.2%
188,065	FNB Corp.	1,993,489
182,091	Hope Bancorp, Inc.	2,381,750
146,418	Huntington Bancshares, Inc.	1,856,580
81,177	PacWest Bancorp	3,053,067
134,436	People’s United Financial, Inc.	2,210,128
142,532	Umpqua Holdings Corp.	2,351,778
55,958	United Bankshares, Inc.	2,027,918
230,258	Valley National Bancorp	2,205,872
47,854	Wells Fargo & Co.	2,312,305
		20,392,887
	Capital Markets – 2.1%
76,183	Federated Investors, Inc., Class B	2,232,924
188,579	Invesco, Ltd.	3,641,460
64,898	Lazard Ltd., Class A	2,345,414
83,326	Legg Mason, Inc.	2,280,633
176,305	Waddell & Reed Financial, Inc., Class A	3,048,313
		13,548,744
	Chemicals – 0.4%
30,047	LyondellBasell Industries N.V., Class A	2,526,352
	Containers & Packaging – 0.8%
49,488	International Paper Co.	2,289,810
64,066	WestRock Co.	2,456,931
		4,746,741

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services – 1.0%
120,044	AT&T, Inc.	$3,764,580
42,517	Verizon Communications, Inc.	2,514,030
		6,278,610
	Electric Utilities – 2.0%
25,805	Duke Energy Corp.	2,322,450
24,028	Entergy Corp.	2,297,798
50,364	FirstEnergy Corp.	2,095,646
90,938	PPL Corp.	2,886,372
55,061	Southern (The) Co.	2,845,552
		12,447,818
	Food Products – 2.0%
61,289	Campbell Soup Co.	2,336,950
93,902	Conagra Brands, Inc.	2,604,841
52,283	General Mills, Inc.	2,705,645
37,023	Kellogg Co.	2,124,380
87,564	Kraft Heinz (The) Co.	2,858,965
		12,630,781
	Gas Utilities – 0.4%
73,067	South Jersey Industries, Inc.	2,343,259
	Hotels, Restaurants & Leisure – 0.4%
55,647	Wyndham Destinations, Inc.	2,253,147
	Household Durables – 0.3%
45,046	Leggett & Platt, Inc.	1,901,842
	Insurance – 1.0%
103,677	Old Republic International Corp.	2,168,923
44,515	Principal Financial Group, Inc.	2,234,208
22,774	Prudential Financial, Inc.	2,092,475
		6,495,606
	IT Services – 0.8%
18,686	International Business Machines Corp.	2,636,595
130,197	Western Union (The) Co.	2,404,738
		5,041,333
	Media – 0.3%
89,574	Interpublic Group of (The) Cos., Inc.	1,881,950
	Multi-Utilities – 0.3%
24,957	Consolidated Edison, Inc.	2,116,603
	Oil, Gas & Consumable Fuels – 1.5%
18,257	Chevron Corp.	2,248,897
31,159	Exxon Mobil Corp.	2,517,647
39,207	Occidental Petroleum Corp.	2,595,504
24,960	Valero Energy Corp.	2,117,357
		9,479,405
	Paper & Forest Products – 0.3%
40,714	Domtar Corp.	2,021,450
	Semiconductors & Semiconductor Equipment – 0.5%
51,351	QUALCOMM, Inc.	2,928,547
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance – 0.3%
117,493	Northwest Bancshares, Inc.	$1,993,856
	Tobacco – 0.6%
64,803	Altria Group, Inc.	3,721,636
	Trading Companies & Distributors – 0.5%
153,887	Aircastle, Ltd.	3,114,673
	Total Common Stocks	123,833,918
	(Cost $127,820,557)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 19.9%
	Banks – 9.4%
166,406	Bank of America Corp., Series CC	6.20%	(b)	4,306,587
185,579	Bank of America Corp., Series W	6.63%	(b)	4,741,544
177,748	Bank of America Corp., Series Y	6.50%	(b)	4,561,014
168,893	BB&T Corp.	5.85%	(b)	4,251,037
232,428	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (c)	9.12%	10/30/40	6,356,906
181,238	Citigroup, Inc., Series J (d)	7.13%	(b)	4,942,360
193,368	Deutsche Bank Contingent Capital Trust II	6.55%	(b)	4,859,338
228,441	Deutsche Bank Contingent Capital Trust V	8.05%	(b)	5,852,658
213,858	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (c)	8.47%	02/15/40	5,568,862
174,008	ING Groep N.V.	6.13%	(b)	4,428,504
179,549	ING Groep N.V.	6.38%	(b)	4,603,636
183,616	Regions Financial Corp., Series A	6.38%	(b)	4,650,993
				59,123,439
	Capital Markets – 3.2%
252,938	Ladenburg Thalmann Financial Services, Inc., Series A	8.00%	(b)	6,227,334
168,512	Morgan Stanley, Series E (d)	7.13%	(b)	4,738,557
173,034	Morgan Stanley, Series F (d)	6.88%	(b)	4,784,390
187,320	Morgan Stanley, Series G	6.63%	(b)	4,748,562
				20,498,843
	Consumer Finance – 2.2%
172,475	Capital One Financial Corp., Series B	6.00%	(b)	4,344,645
177,620	Capital One Financial Corp., Series C	6.25%	(b)	4,513,324
184,709	Capital One Financial Corp., Series D	6.70%	(b)	4,734,092
				13,592,061
	Insurance – 2.2%
179,688	Aegon N.V.	6.38%	(b)	4,607,200
181,364	Aegon N.V.	6.50%	(b)	4,670,123
190,365	Allstate Corp., Series E	6.63%	(b)	4,820,042
				14,097,365
	Mortgage Real Estate Investment Trusts – 1.8%
215,765	Annaly Capital Management, Inc., Series D	7.50%	(b)	5,437,278
226,734	Chimera Investment Corp., Series B (d)	8.00%	(b)	5,854,272
				11,291,550

See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Oil, Gas & Consumable Fuels – 1.1%
269,636	NuStar Logistics, L.P., 3 Mo. LIBOR + 6.73% (c)	9.52%	01/15/43	$6,778,649
	Total $25 Par Preferred Securities			125,381,907
	(Cost $127,567,511)

Total Investments – 99.5%	628,359,919
(Cost $625,059,369) (e)
Net Other Assets and Liabilities – 0.5%	2,974,474
Net Assets – 100.0%	$631,334,393

(a)	Investment in an affiliated fund.
(b)	Perpetual maturity.
(c)	Floating rate security.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2019. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $24,458,762 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,158,212. The net unrealized appreciation was $3,300,550.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Master Limited Partnerships*	$ 128,284,733	$ 128,284,733	$ —	$ —
Exchange-Traded Funds*	125,590,734	125,590,734	—	—
Real Estate Investment Trusts*	125,268,627	125,268,627	—	—
Common Stocks*	123,833,918	123,833,918	—	—
$25 Par Preferred Securities*	125,381,907	125,381,907	—	—
Total Investments	$ 628,359,919	$ 628,359,919	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.7%
	Aerospace & Defense – 1.1%
23,349	BAE Systems PLC	$146,702
	Auto Components – 1.0%
11,400	Sumitomo Rubber Industries Ltd.	136,598
	Banks – 5.6%
1,820	Bank of Montreal	136,178
2,657	Bank of Nova Scotia (The)	141,444
1,914	Canadian Imperial Bank of Commerce	151,247
6,132	Laurentian Bank of Canada	186,068
3,018	National Bank of Canada	136,204
		751,141
	Building Products – 1.2%
12,300	LIXIL Group Corp.	164,030
	Capital Markets – 6.7%
29,131	Ashmore Group PLC	162,087
7,088	Close Brothers Group PLC	134,322
32,581	IG Group Holdings PLC	220,663
8,682	IGM Financial, Inc.	223,360
4,461	Schroders PLC	156,992
		897,424
	Commercial Services & Supplies – 2.3%
59,182	G4S PLC	141,445
5,637	Intrum AB	161,883
		303,328
	Construction & Engineering – 2.9%
5,197	Bouygues S.A.	185,677
10,773	Skanska AB, Class B	195,708
		381,385
	Containers & Packaging – 1.1%
14,745	RPC Group PLC	151,717
	Diversified Telecommunication Services – 5.0%
3,941	BCE, Inc.	174,998
86,900	Singapore Telecommunications Ltd.	193,646
311	Swisscom AG	152,103
4,110	TELUS Corp.	152,116
		672,863
	Electric Utilities – 7.7%
16,506	CK Infrastructure Holdings Ltd.	135,518
58,323	EDP - Energias de Portugal S.A.	229,311
4,702	Emera, Inc.	175,822
8,329	Fortum OYJ	170,324
24,204	Power Assets Holdings Ltd.	167,887
Shares	Description	Value

	Electric Utilities (Continued)
6,979	Red Electrica Corp. S.A.	$148,745
		1,027,607
	Electrical Equipment – 1.0%
7,028	ABB Ltd.	132,055
	Food Products – 1.9%
17,737	AVI Ltd.	110,992
15,750	Tate & Lyle PLC	148,888
		259,880
	Gas Utilities – 1.4%
27,135	APA Group	192,287
	Health Care Providers & Services – 1.3%
7,000	Miraca Holdings, Inc.	173,437
	Hotels, Restaurants & Leisure – 2.5%
35,783	Domino’s Pizza Group PLC	112,785
26,130	Greene King PLC	226,456
		339,241
	Household Products – 1.3%
102,148	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	172,928
	Industrial Conglomerates – 0.9%
1,494	Doosan Corp.	121,879
	Insurance – 10.0%
865	Baloise Holding AG	142,900
6,498	CNP Assurances	143,013
7,424	Great-West Lifeco, Inc.	179,774
4,800	MS&AD Insurance Group Holdings, Inc.	145,953
661	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	156,452
9,460	Power Corp. of Canada	220,581
9,746	Power Financial Corp.	227,687
2,858	SCOR SE	121,698
		1,338,058
	Media – 6.9%
2,261	Axel Springer SE	116,770
17,420	Daily Mail & General Trust PLC	146,455
7,335	Lagardere SCA	188,587
2,134	Publicis Groupe S.A.	114,257
7,046	Shaw Communications, Inc., Class B	146,630
20,094	WPP PLC	212,198
		924,897
	Multiline Retail – 1.2%
2,105	Next PLC	152,984

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities – 2.6%
12,307	AGL Energy Ltd.	$190,239
5,906	Canadian Utilities Ltd., Class A	161,223
		351,462
	Oil, Gas & Consumable Fuels – 6.7%
7,245	Enagas S.A.	210,816
4,960	Pembina Pipeline Corp.	182,203
897	SK Innovation Co., Ltd.	141,848
3,355	TOTAL S.A.	186,367
4,011	TransCanada Corp.	180,148
		901,382
	Personal Products – 1.3%
20,267	Hengan International Group Co., Ltd.	177,628
	Pharmaceuticals – 3.4%
1,995	Bayer AG	128,903
8,973	GlaxoSmithKline PLC	186,616
1,557	Sanofi	137,524
		453,043
	Real Estate Management & Development – 6.0%
6,502	Deutsche EuroShop AG	197,073
8,842	First Capital Realty, Inc.	141,594
8,533	Sun Hung Kai Properties Ltd.	146,421
1,846	Swiss Prime Site AG	161,751
20,944	Wharf Real Estate Investment Co., Ltd.	155,947
		802,786
	Specialty Retail – 4.5%
12,094	Foschini Group (The) Ltd.	136,625
16,737	Hennes & Mauritz AB, Class B	279,031
58,540	Kingfisher PLC	179,024
		594,680
	Technology Hardware, Storage & Peripherals – 1.4%
6,200	Canon, Inc.	179,740
	Thrifts & Mortgage Finance – 1.0%
4,525	Genworth MI Canada, Inc.	137,103
	Tobacco – 1.4%
7,400	Japan Tobacco, Inc.	183,281
	Transportation Infrastructure – 1.0%
740	Flughafen Zurich AG	135,032
	Water Utilities – 1.4%
18,661	Pennon Group PLC	180,732
Shares	Description	Value

	Wireless Telecommunication Services – 1.0%
6,100	NTT DOCOMO, Inc.	$134,929
	Total Common Stocks	12,672,239
	(Cost $13,037,789)
REAL ESTATE INVESTMENT TRUSTS – 4.7%
	Equity Real Estate Investment Trusts – 4.7%
7,377	Klepierre S.A.	258,019
9,649	RioCan Real Estate Investment Trust	191,124
6,889	SmartCentres Real Estate Investment Trust	180,480
	Total Real Estate Investment Trusts	629,623
	(Cost $629,816)
	Total Investments – 99.4%	13,301,862
	(Cost $13,667,605) (a)
	Net Other Assets and Liabilities – 0.6%	81,038
	Net Assets – 100.0%	$13,382,900

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $347,635 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $713,378. The net unrealized depreciation was $365,743.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,672,239	$ 12,672,239	$ —	$ —
Real Estate Investment Trusts*	629,623	629,623	—	—
Total Investments	$ 13,301,862	$ 13,301,862	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments
CAD	25.7%
EUR	20.2
GBP	20.0
JPY	8.4
HKD	5.9
CHF	5.4
SEK	4.8
AUD	2.9
KRW	2.0
ZAR	1.9
SGD	1.5
MXN	1.3
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 2.0%
1,384	Curtiss-Wright Corp.	$156,863
2,069	Lockheed Martin Corp.	621,031
852	Raytheon Co.	155,132
3,680	Spirit AeroSystems Holdings, Inc., Class A	336,830
		1,269,856
	Auto Components – 0.7%
3,041	Lear Corp.	412,694
	Banks – 6.5%
14,499	Bank of America Corp.	400,027
5,190	Bank of Hawaii Corp.	409,335
8,795	JPMorgan Chase & Co. (a)	890,318
15,879	Trustmark Corp.	534,011
2,279	UMB Financial Corp.	145,947
8,507	United Community Banks, Inc.	212,080
13,547	US Bancorp	652,830
16,726	Wells Fargo & Co. (a)	808,200
		4,052,748
	Beverages – 1.4%
7,142	PepsiCo, Inc.	875,252
	Biotechnology – 1.6%
3,869	Amgen, Inc.	735,033
473	Biogen, Inc. (b)	111,808
359	Regeneron Pharmaceuticals, Inc. (b)	147,412
		994,253
	Building Products – 0.5%
10,903	Universal Forest Products, Inc.	325,891
	Capital Markets – 0.7%
2,195	S&P Global, Inc.	462,157
	Chemicals – 3.7%
9,410	Axalta Coating Systems Ltd. (b)	237,226
3,163	Linde PLC	556,467
5,021	LyondellBasell Industries N.V., Class A	422,166
10,852	Olin Corp.	251,115
1,406	PPG Industries, Inc.	158,695
8,461	WR Grace & Co.	660,296
		2,285,965
	Commercial Services & Supplies – 2.8%
5,710	Brady Corp., Class A	265,001
6,672	Herman Miller, Inc.	234,721
14,842	Steelcase, Inc., Class A	215,951
9,696	Waste Management, Inc. (a)	1,007,512
		1,723,185
	Containers & Packaging – 2.1%
3,976	Berry Global Group, Inc. (b)	214,187
18,277	Sonoco Products Co. (a)	1,124,584
		1,338,771
	Diversified Consumer Services – 0.9%
805	Graham Holdings Co., Class B	549,960
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Financial Services – 1.0%
2,977	Berkshire Hathaway, Inc., Class B (b)	$598,050
	Diversified Telecommunication Services – 2.5%
23,269	AT&T, Inc. (a)	729,716
14,290	Verizon Communications, Inc.	844,968
		1,574,684
	Electric Utilities – 4.4%
1,953	American Electric Power Co., Inc.	163,564
17,085	Exelon Corp.	856,471
3,871	FirstEnergy Corp.	161,072
7,285	Hawaiian Electric Industries, Inc.	297,009
4,423	OGE Energy Corp.	190,720
13,278	Southern (The) Co. (a)	686,207
7,276	Xcel Energy, Inc.	408,984
		2,764,027
	Electrical Equipment – 0.3%
1,987	Eaton Corp. PLC	160,073
	Electronic Equipment, Instruments & Components – 1.5%
2,013	Amphenol Corp., Class A	190,108
6,392	Jabil, Inc.	169,963
7,106	TE Connectivity Ltd.	573,809
		933,880
	Entertainment – 0.7%
3,908	Walt Disney (The) Co.	433,905
	Food & Staples Retailing – 1.0%
6,305	Walmart, Inc.	614,927
	Food Products – 0.5%
6,590	Mondelez International, Inc., Class A	328,973
	Gas Utilities – 0.3%
2,683	National Fuel Gas Co.	163,556
	Health Care Equipment & Supplies – 0.4%
2,972	Medtronic PLC	270,690
	Health Care Providers & Services – 1.9%
1,137	HCA Healthcare, Inc.	148,242
7,382	MEDNAX, Inc. (b)	200,569
4,314	Premier, Inc., Class A (b)	148,790
2,830	UnitedHealth Group, Inc.	699,746
		1,197,347
	Hotels, Restaurants & Leisure – 2.3%
3,379	Cracker Barrel Old Country Store, Inc.	546,080
8,566	Wyndham Hotels & Resorts, Inc.	428,214
4,423	Yum! Brands, Inc.	441,460
		1,415,754
	Household Durables – 0.3%
71	NVR, Inc. (b)	196,457
	Household Products – 1.2%
5,115	Colgate-Palmolive Co.	350,582

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products (Continued)
4,068	Procter & Gamble (The) Co.	$423,276
		773,858
	Independent Power and Renewable Electricity Producers – 0.4%
17,696	TerraForm Power, Inc., Class A	243,143
	Industrial Conglomerates – 2.6%
4,753	Carlisle Cos., Inc.	582,813
6,533	Honeywell International, Inc. (a)	1,038,224
		1,621,037
	Insurance – 9.4%
5,461	American Financial Group, Inc.	525,403
4,862	American National Insurance Co. (a)	587,427
5,394	Athene Holding Ltd., Class A (b)	220,075
5,726	Chubb Ltd.	802,098
3,113	Enstar Group Ltd. (b)	541,662
6,110	Erie Indemnity Co., Class A (a)	1,090,757
2,858	Kemper Corp.	217,608
5,438	Travelers (The) Cos., Inc. (a)	745,876
4,079	Willis Towers Watson PLC (a)	716,477
4,532	WR Berkley Corp.	383,951
		5,831,334
	Interactive Media & Services – 2.7%
445	Alphabet, Inc., Class A (b)	523,716
457	Alphabet, Inc., Class C (b)	536,203
3,610	Facebook, Inc., Class A (a) (b)	601,751
		1,661,670
	Internet & Direct Marketing Retail – 3.4%
578	Amazon.com, Inc. (a) (b)	1,029,274
29,438	eBay, Inc. (a)	1,093,327
		2,122,601
	IT Services – 4.5%
3,019	Cognizant Technology Solutions Corp., Class A	218,727
6,060	International Business Machines Corp.	855,066
2,435	Leidos Holdings, Inc.	156,059
5,591	MAXIMUS, Inc.	396,849
7,121	Paychex, Inc.	571,104
8,920	Perspecta, Inc.	180,362
2,719	Visa, Inc., Class A	424,681
		2,802,848
	Machinery – 3.1%
6,805	Allison Transmission Holdings, Inc.	305,681
4,105	Cummins, Inc.	648,056
3,704	Illinois Tool Works, Inc.	531,635
2,292	Ingersoll-Rand PLC	247,421
1,661	WABCO Holdings, Inc. (b)	218,970
		1,951,763
	Metals & Mining – 1.5%
3,326	Nucor Corp.	194,072
8,459	Reliance Steel & Aluminum Co. (a)	763,509
		957,581
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multiline Retail – 1.8%
1,328	Dollar General Corp.	$158,430
9,372	Dollar Tree, Inc. (a) (b)	984,435
		1,142,865
	Multi-Utilities – 2.0%
9,647	Black Hills Corp.	714,553
1,286	DTE Energy Co.	160,416
8,788	MDU Resources Group, Inc.	226,994
2,296	NorthWestern Corp.	161,661
		1,263,624
	Oil, Gas & Consumable Fuels – 3.1%
3,985	Chevron Corp.	490,872
2,946	ConocoPhillips	196,616
8,911	Exxon Mobil Corp. (a)	720,009
12,218	Kinder Morgan, Inc.	244,482
2,528	Marathon Petroleum Corp.	151,301
2,363	Occidental Petroleum Corp.	156,431
		1,959,711
	Paper & Forest Products – 0.6%
3,072	Domtar Corp.	152,525
8,940	Louisiana-Pacific Corp.	217,957
		370,482
	Personal Products – 0.7%
7,692	Herbalife Nutrition Ltd. (b)	407,599
	Pharmaceuticals – 4.2%
7,131	Johnson & Johnson (a)	996,842
11,549	Merck & Co., Inc. (a)	960,530
15,214	Pfizer, Inc. (a)	646,139
		2,603,511
	Professional Services – 0.7%
5,430	ManpowerGroup, Inc.	449,007
	Road & Rail – 1.9%
773	AMERCO	287,177
5,591	CSX Corp.	418,319
2,523	Landstar System, Inc.	275,991
1,157	Union Pacific Corp.	193,450
		1,174,937
	Semiconductors & Semiconductor Equipment – 0.8%
1,686	Broadcom, Inc.	506,997
	Software – 3.8%
3,148	CDK Global, Inc.	185,165
2,801	DocuSign, Inc. (b)	145,204
1,853	j2 Global, Inc.	160,470
10,716	Microsoft Corp. (a)	1,263,845
8,601	Q2 Holdings, Inc. (b)	595,705
		2,350,389
	Specialty Retail – 4.2%
1,021	AutoZone, Inc. (a) (b)	1,045,626
5,970	Home Depot (The), Inc. (a)	1,145,583

See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
2,016	Murphy USA, Inc. (b)	$172,610
4,856	TJX (The) Cos., Inc. (a)	258,388
		2,622,207
	Technology Hardware, Storage & Peripherals – 3.0%
6,356	Apple, Inc. (a)	1,207,322
33,265	HP, Inc.	646,339
		1,853,661
	Thrifts & Mortgage Finance – 1.4%
54,422	New York Community Bancorp, Inc. (a)	629,662
8,922	Washington Federal, Inc.	257,757
		887,419
	Trading Companies & Distributors – 1.8%
25,687	HD Supply Holdings, Inc. (a) (b)	1,113,531
	Transportation Infrastructure – 0.3%
4,622	Macquarie Infrastructure Corp.	190,519
	Wireless Telecommunication Services – 0.7%
5,877	T-Mobile US, Inc. (b)	406,101
	Total Common Stocks	62,211,450
	(Cost $60,830,141)
REAL ESTATE INVESTMENT TRUSTS – 1.8%
	Mortgage Real Estate Investment Trusts – 1.8%
152,173	MFA Financial, Inc. (a)	1,106,298
	(Cost $1,122,799)
	Total Investments – 101.6%	63,317,748
	(Cost $61,952,940) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (2.6)%
20	S&P 500® Index	$(5,668,800)	$2,525.00	Apr 2019	(615,100)
14	S&P 500® Index	(3,968,160)	2,600.00	Apr 2019	(331,030)
20	S&P 500® Index	(5,668,800)	2,850.00	Apr 2019	(46,000)
22	S&P 500® Index	(6,235,680)	2,800.00	May 2019	(165,000)
20	S&P 500® Index	(5,668,800)	2,850.00	May 2019	(87,000)
17	S&P 500® Index	(4,818,480)	2,800.00	Jun 2019	(161,160)
22	S&P 500® Index	(6,235,680)	2,850.00	Jun 2019	(137,280)
17	S&P 500® Index	(4,818,480)	2,875.00	Jun 2019	(82,110)
	Total Call Options Written				(1,624,680)
	(Premiums received $805,018)

Net Other Assets and Liabilities – 1.0%	622,658
Net Assets – 100.0%	$62,315,726

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,729,766 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,184,620. The net unrealized appreciation was $545,146. The amounts presented are inclusive of derivative contracts.
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 62,211,450	$ 62,211,450	$ —	$ —
Real Estate Investment Trusts*	1,106,298	1,106,298	—	—
Total Investments	$ 63,317,748	$ 63,317,748	$—	$—
LIABILITIES TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,624,680)	$ (1,624,680)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.9%
	Aerospace & Defense – 2.0%
214	Curtiss-Wright Corp.	$24,255
320	Lockheed Martin Corp. (a)	96,051
132	Raytheon Co.	24,034
569	Spirit AeroSystems Holdings, Inc., Class A	52,081
		196,421
	Auto Components – 0.7%
471	Lear Corp. (a)	63,919
	Banks – 6.4%
2,245	Bank of America Corp.	61,939
803	Bank of Hawaii Corp. (a)	63,333
1,362	JPMorgan Chase & Co. (a)	137,875
2,457	Trustmark Corp. (a)	82,629
353	UMB Financial Corp.	22,606
1,315	United Community Banks, Inc.	32,783
2,096	US Bancorp	101,006
2,590	Wells Fargo & Co. (a)	125,149
		627,320
	Beverages – 1.4%
1,105	PepsiCo, Inc. (a)	135,418
	Biotechnology – 1.6%
599	Amgen, Inc. (a)	113,798
73	Biogen, Inc. (b)	17,256
56	Regeneron Pharmaceuticals, Inc. (b)	22,994
		154,048
	Building Products – 0.5%
1,687	Universal Forest Products, Inc.	50,424
	Capital Markets – 0.7%
340	S&P Global, Inc. (a)	71,587
	Chemicals – 3.6%
1,456	Axalta Coating Systems Ltd. (b)	36,706
490	Linde PLC	86,206
778	LyondellBasell Industries N.V., Class A	65,414
1,683	Olin Corp.	38,944
218	PPG Industries, Inc.	24,606
1,309	WR Grace & Co.	102,154
		354,030
	Commercial Services & Supplies – 2.7%
884	Brady Corp., Class A	41,027
1,032	Herman Miller, Inc.	36,306
2,297	Steelcase, Inc., Class A	33,421
1,499	Waste Management, Inc. (a)	155,761
		266,515
	Containers & Packaging – 2.1%
615	Berry Global Group, Inc. (b)	33,130
2,828	Sonoco Products Co. (a)	174,007
		207,137
	Diversified Consumer Services – 0.9%
125	Graham Holdings Co., Class B	85,398
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Financial Services – 1.0%
461	Berkshire Hathaway, Inc., Class B (a) (b)	$92,610
	Diversified Telecommunication Services – 2.5%
3,603	AT&T, Inc. (a)	112,990
2,211	Verizon Communications, Inc. (a)	130,737
		243,727
	Electric Utilities – 4.4%
302	American Electric Power Co., Inc. (a)	25,293
2,644	Exelon Corp. (a)	132,544
599	FirstEnergy Corp.	24,924
1,126	Hawaiian Electric Industries, Inc.	45,907
684	OGE Energy Corp.	29,494
2,055	Southern (The) Co. (a)	106,202
1,126	Xcel Energy, Inc.	63,293
		427,657
	Electrical Equipment – 0.3%
307	Eaton Corp. PLC	24,732
	Electronic Equipment, Instruments & Components – 1.5%
311	Amphenol Corp., Class A	29,371
989	Jabil, Inc.	26,298
1,098	TE Connectivity Ltd. (a)	88,663
		144,332
	Entertainment – 0.7%
605	Walt Disney (The) Co.	67,173
	Food & Staples Retailing – 1.0%
976	Walmart, Inc. (a)	95,189
	Food Products – 0.5%
1,020	Mondelez International, Inc., Class A	50,918
	Gas Utilities – 0.3%
415	National Fuel Gas Co.	25,298
	Health Care Equipment & Supplies – 0.4%
460	Medtronic PLC (a)	41,897
	Health Care Providers & Services – 1.9%
176	HCA Healthcare, Inc.	22,947
1,143	MEDNAX, Inc. (b)	31,055
667	Premier, Inc., Class A (b)	23,005
437	UnitedHealth Group, Inc.	108,053
		185,060
	Hotels, Restaurants & Leisure – 2.3%
523	Cracker Barrel Old Country Store, Inc.	84,522
1,324	Wyndham Hotels & Resorts, Inc. (a)	66,187
684	Yum! Brands, Inc. (a)	68,270
		218,979
	Household Durables – 0.3%
11	NVR, Inc. (b)	30,437
	Household Products – 1.2%
791	Colgate-Palmolive Co. (a)	54,215

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products (Continued)
629	Procter & Gamble (The) Co. (a)	$65,448
		119,663
	Independent Power and Renewable Electricity Producers – 0.4%
2,734	TerraForm Power, Inc., Class A	37,565
	Industrial Conglomerates – 2.6%
736	Carlisle Cos., Inc. (a)	90,248
1,011	Honeywell International, Inc. (a)	160,668
		250,916
	Insurance – 9.3%
846	American Financial Group, Inc. (a)	81,393
752	American National Insurance Co. (a)	90,856
836	Athene Holding Ltd., Class A (b)	34,109
886	Chubb Ltd. (a)	124,111
482	Enstar Group Ltd. (a) (b)	83,868
946	Erie Indemnity Co., Class A (a)	168,880
442	Kemper Corp.	33,654
842	Travelers (The) Cos., Inc. (a)	115,489
631	Willis Towers Watson PLC (a)	110,835
701	WR Berkley Corp.	59,389
		902,584
	Interactive Media & Services – 2.6%
69	Alphabet, Inc., Class A (a) (b)	81,205
71	Alphabet, Inc., Class C (a) (b)	83,305
559	Facebook, Inc., Class A (a) (b)	93,180
		257,690
	Internet & Direct Marketing Retail – 3.4%
89	Amazon.com, Inc. (a) (b)	158,487
4,556	eBay, Inc. (a)	169,210
		327,697
	IT Services – 4.5%
467	Cognizant Technology Solutions Corp., Class A	33,834
938	International Business Machines Corp. (a)	132,352
377	Leidos Holdings, Inc.	24,162
865	MAXIMUS, Inc.	61,398
1,102	Paychex, Inc. (a)	88,380
1,380	Perspecta, Inc.	27,904
421	Visa, Inc., Class A	65,756
		433,786
	Machinery – 3.1%
1,054	Allison Transmission Holdings, Inc.	47,346
635	Cummins, Inc. (a)	100,247
573	Illinois Tool Works, Inc. (a)	82,243
355	Ingersoll-Rand PLC	38,322
257	WABCO Holdings, Inc. (b)	33,880
		302,038
	Metals & Mining – 1.5%
515	Nucor Corp.	30,050
1,309	Reliance Steel & Aluminum Co. (a)	118,151
		148,201
See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multiline Retail – 1.8%
205	Dollar General Corp.	$24,457
1,450	Dollar Tree, Inc. (a) (b)	152,308
		176,765
	Multi-Utilities – 2.0%
1,493	Black Hills Corp. (a)	110,586
199	DTE Energy Co.	24,823
1,359	MDU Resources Group, Inc.	35,103
355	NorthWestern Corp.	24,996
		195,508
	Oil, Gas & Consumable Fuels – 3.1%
617	Chevron Corp. (a)	76,002
456	ConocoPhillips	30,434
1,380	Exxon Mobil Corp. (a)	111,504
1,892	Kinder Morgan, Inc.	37,859
392	Marathon Petroleum Corp.	23,461
366	Occidental Petroleum Corp.	24,229
		303,489
	Paper & Forest Products – 0.6%
475	Domtar Corp.	23,584
1,384	Louisiana-Pacific Corp.	33,742
		57,326
	Personal Products – 0.7%
1,191	Herbalife Nutrition Ltd. (a) (b)	63,111
	Pharmaceuticals – 4.1%
1,103	Johnson & Johnson (a)	154,188
1,787	Merck & Co., Inc. (a)	148,625
2,354	Pfizer, Inc. (a)	99,975
		402,788
	Professional Services – 0.7%
841	ManpowerGroup, Inc.	69,542
	Road & Rail – 1.9%
120	AMERCO	44,581
865	CSX Corp.	64,719
390	Landstar System, Inc.	42,662
179	Union Pacific Corp. (a)	29,929
		181,891
	Semiconductors & Semiconductor Equipment – 0.8%
261	Broadcom, Inc. (a)	78,485
	Software – 3.7%
487	CDK Global, Inc.	28,645
433	DocuSign, Inc. (b)	22,447
287	j2 Global, Inc.	24,854
1,658	Microsoft Corp. (a)	195,545
1,330	Q2 Holdings, Inc. (a) (b)	92,116
		363,607
	Specialty Retail – 4.2%
158	AutoZone, Inc. (a) (b)	161,811
924	Home Depot (The), Inc. (a)	177,306

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
312	Murphy USA, Inc. (b)	$26,713
751	TJX (The) Cos., Inc. (a)	39,961
		405,791
	Technology Hardware, Storage & Peripherals – 2.9%
982	Apple, Inc. (a)	186,531
5,146	HP, Inc. (a)	99,987
		286,518
	Thrifts & Mortgage Finance – 1.4%
8,435	New York Community Bancorp, Inc. (a)	97,593
1,381	Washington Federal, Inc.	39,897
		137,490
	Trading Companies & Distributors – 1.8%
3,975	HD Supply Holdings, Inc. (a) (b)	172,316
	Transportation Infrastructure – 0.3%
716	Macquarie Infrastructure Corp.	29,514
	Wireless Telecommunication Services – 0.6%
910	T-Mobile US, Inc. (a) (b)	62,881
	Total Common Stocks	9,627,388
	(Cost $9,539,304)
REAL ESTATE INVESTMENT TRUSTS – 1.8%
	Mortgage Real Estate Investment Trusts – 1.8%
23,531	MFA Financial, Inc. (a)	171,070
	(Cost $173,904)
	Total Investments – 100.7%	9,798,458
	(Cost $9,713,208) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED – 1.3%
5	S&P 500® Index	$1,417,200	$2,500.00	Sep 2019	17,700
7	S&P 500® Index	1,984,080	2,600.00	Dec 2019	49,140
5	S&P 500® Index	1,417,200	2,700.00	Mar 2020	59,180
	Total Put Options Purchased				126,020
	(Cost $152,612)
CALL OPTIONS WRITTEN – (2.5)%
3	S&P 500® Index	(850,320)	2,525.00	Apr 2019	(92,265)
2	S&P 500® Index	(566,880)	2,600.00	Apr 2019	(47,290)
4	S&P 500® Index	(1,133,760)	2,850.00	Apr 2019	(9,200)
4	S&P 500® Index	(1,133,760)	2,800.00	May 2019	(30,000)
2	S&P 500® Index	(566,880)	2,850.00	May 2019	(8,700)
2	S&P 500® Index	(566,880)	2,800.00	Jun 2019	(18,960)
4	S&P 500® Index	(1,133,760)	2,850.00	Jun 2019	(24,960)
3	S&P 500® Index	(850,320)	2,875.00	Jun 2019	(14,490)
	Total Call Options Written				(245,865)
	(Premiums received $120,625)

Net Other Assets and Liabilities – 0.5%	51,253
Net Assets – 100.0%	$9,729,866

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $324,315 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $390,897. The net unrealized depreciation was $66,582. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,627,388	$ 9,627,388	$ —	$ —
Real Estate Investment Trusts*	171,070	171,070	—	—
Total Investments	9,798,458	9,798,458	—	—
Put Options Purchased	126,020	126,020	—	—
Total	$ 9,924,478	$ 9,924,478	$—	$—
LIABILITIES TABLE
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (245,865)	$ (245,865)	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 4.1%
38,898	Boeing (The) Co.	$14,836,475
82,830	Raytheon Co.	15,081,687
		29,918,162
	Airlines – 2.0%
286,943	Southwest Airlines Co.	14,895,211
	Auto Components – 1.9%
103,670	Lear Corp.	14,069,056
	Banks – 9.6%
503,063	Bank of America Corp.	13,879,508
226,116	Citigroup, Inc.	14,068,938
984,004	First Horizon National Corp.	13,756,376
138,343	JPMorgan Chase & Co.	14,004,462
290,967	Wells Fargo & Co.	14,059,525
		69,768,809
	Biotechnology – 2.0%
77,080	Amgen, Inc.	14,643,658
	Capital Markets – 9.8%
114,227	Ameriprise Financial, Inc.	14,632,479
277,491	Bank of New York Mellon (The) Corp.	13,993,871
74,348	Goldman Sachs Group (The), Inc.	14,274,073
340,191	Morgan Stanley	14,356,060
210,272	State Street Corp.	13,838,000
		71,094,483
	Chemicals – 2.1%
79,739	Air Products & Chemicals, Inc.	15,226,959
	Communications Equipment – 2.0%
549,178	Juniper Networks, Inc.	14,536,742
	Consumer Finance – 3.9%
201,481	Discover Financial Services	14,337,388
442,526	Synchrony Financial	14,116,579
		28,453,967
	Electronic Equipment, Instruments & Components – 1.8%
727,869	Vishay Intertechnology, Inc.	13,443,740
	Entertainment – 2.1%
330,291	Activision Blizzard, Inc.	15,038,149
	Food Products – 2.0%
341,345	Archer-Daniels-Midland Co.	14,722,210
	Health Care Providers & Services – 3.9%
183,840	AmerisourceBergen Corp.	14,618,957
48,646	Anthem, Inc.	13,960,429
		28,579,386
Shares	Description	Value

	Hotels, Restaurants & Leisure – 2.1%
345,202	Yum China Holdings, Inc.	$15,503,022
	Industrial Conglomerates – 2.1%
94,881	Honeywell International, Inc.	15,078,489
	Insurance – 5.7%
235,021	Lincoln National Corp.	13,795,733
325,323	MetLife, Inc.	13,849,000
282,539	Principal Financial Group, Inc.	14,180,632
		41,825,365
	IT Services – 4.2%
88,589	Accenture PLC, Class A	15,593,436
204,361	Cognizant Technology Solutions Corp., Class A	14,805,954
		30,399,390
	Machinery – 2.0%
93,642	Cummins, Inc.	14,783,263
	Media – 2.0%
195,305	Omnicom Group, Inc.	14,255,312
	Oil, Gas & Consumable Fuels – 2.1%
412,403	Delek US Holdings, Inc.	15,019,717
	Paper & Forest Products – 2.0%
598,461	Louisiana-Pacific Corp.	14,590,479
	Pharmaceuticals – 4.0%
295,046	Bristol-Myers Squibb Co.	14,076,645
107,124	Johnson & Johnson	14,974,864
		29,051,509
	Professional Services – 2.0%
174,412	ManpowerGroup, Inc.	14,422,128
	Semiconductors & Semiconductor Equipment – 14.1%
364,933	Applied Materials, Inc.	14,473,243
123,226	KLA-Tencor Corp.	14,714,417
80,810	Lam Research Corp.	14,465,798
86,802	NVIDIA Corp.	15,586,167
175,973	Skyworks Solutions, Inc.	14,514,253
364,315	Teradyne, Inc.	14,514,309
133,110	Texas Instruments, Inc.	14,118,978
		102,387,165
	Software – 2.1%
127,166	Microsoft Corp.	14,997,958
	Specialty Retail – 6.2%
211,704	Best Buy Co., Inc.	15,043,686
163,968	Ross Stores, Inc.	15,265,421

See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
284,724	TJX (The) Cos., Inc.	$15,150,164
		45,459,271
	Technology Hardware, Storage & Peripherals – 2.1%
79,197	Apple, Inc.	15,043,470
	Total Investments – 99.9%	727,207,070
	(Cost $734,288,691) (a)
	Net Other Assets and Liabilities – 0.1%	919,967
	Net Assets – 100.0%	$728,127,037

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,881,489 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $28,963,110. The net unrealized depreciation was $7,081,621.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 727,207,070	$ 727,207,070	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.8%
	Capital Markets (a) – 99.8%
3,546,564	First Trust Dow Jones Internet Index Fund (b)	$492,617,740
5,830,903	First Trust Health Care AlphaDEX® Fund (b)	445,539,298
6,113,892	First Trust NASDAQ-100- Technology Sector Index Fund	504,151,534
3,188,733	First Trust NYSE Arca Biotechnology Index Fund (b)	481,020,373
8,069,937	First Trust Technology AlphaDEX® Fund	515,830,373
	Total Investments – 99.8%	2,439,159,318
	(Cost $1,984,239,427) (c)
	Net Other Assets and Liabilities – 0.2%	4,830,338
	Net Assets – 100.0%	$2,443,989,656

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $492,468,180 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $37,548,289. The net unrealized appreciation was $454,919,891.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 2,439,159,318	$ 2,439,159,318	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Banks – 9.4%
10,077	1st Source Corp.	$452,558
19,550	Associated Banc-Corp.	417,393
10,177	Bryn Mawr Bank Corp.	367,695
9,077	Chemical Financial Corp.	373,609
14,705	First Financial Bancorp	353,802
10,077	First Merchants Corp.	371,338
20,859	First Midwest Bancorp, Inc.	426,775
41,723	FNB Corp.	442,264
23,391	Fulton Financial Corp.	362,093
12,879	German American Bancorp, Inc.	378,643
11,749	Heartland Financial USA, Inc.	501,095
12,196	Lakeland Financial Corp.	551,503
12,892	Mercantile Bank Corp.	421,826
23,038	Old National Bancorp	377,823
4,088	Park National Corp.	387,338
11,099	QCR Holdings, Inc.	376,478
9,348	S&T Bancorp, Inc.	369,526
6,709	Wintrust Financial Corp.	451,717
		7,383,476
	Commercial Services & Supplies – 11.3%
47,975	Clean Harbors, Inc. (a)	3,431,652
176,200	Covanta Holding Corp.	3,050,022
28,381	Heritage-Crystal Clean, Inc. (a)	779,058
27,611	US Ecology, Inc.	1,545,664
		8,806,396
	Construction & Engineering – 34.0%
58,915	Aegion Corp. (a)	1,035,137
90,125	Arcosa, Inc.	2,753,319
46,969	Argan, Inc.	2,346,102
54,235	Comfort Systems USA, Inc.	2,841,372
46,542	Dycom Industries, Inc. (a)	2,138,139
41,827	EMCOR Group, Inc.	3,056,717
63,454	Granite Construction, Inc.	2,738,040
60,261	MasTec, Inc. (a)	2,898,554
18,082	MYR Group, Inc. (a)	626,180
16,987	Northwest Pipe Co. (a)	407,688
27,170	NV5 Global, Inc. (a)	1,612,811
71,202	Primoris Services Corp.	1,472,457
49,126	Sterling Construction Co., Inc. (a)	615,057
115,994	Tutor Perini Corp. (a)	1,985,817
		26,527,390
	Electrical Equipment – 12.0%
121,123	Atkore International Group, Inc. (a)	2,607,778
22,082	Encore Wire Corp.	1,263,532
49,038	Generac Holdings, Inc. (a)	2,512,217
25,272	Hubbell, Inc.	2,981,591
		9,365,118
Shares	Description	Value

	Machinery – 33.2%
58,036	Astec Industries, Inc.	$2,191,439
29,666	Blue Bird Corp. (a)	502,245
26,984	Douglas Dynamics, Inc.	1,027,281
272,804	Evoqua Water Technologies Corp. (a)	3,431,874
33,490	Global Brass & Copper Holdings, Inc.	1,153,396
277,781	Mueller Water Products, Inc., Class A	2,788,921
41,036	Oshkosh Corp.	3,083,035
21,968	Proto Labs, Inc. (a)	2,309,716
19,538	RBC Bearings, Inc. (a)	2,484,648
73,030	Spartan Motors, Inc.	644,855
89,456	SPX Corp. (a)	3,112,174
45,275	TriMas Corp. (a)	1,368,663
134,457	Wabash National Corp.	1,821,892
		25,920,139
	Total Investments – 99.9%	78,002,519
	(Cost $89,016,280) (b)
	Net Other Assets and Liabilities – 0.1%	63,063
	Net Assets – 100.0%	$78,065,582

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,596,925 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,610,686. The net unrealized depreciation was $11,013,761.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 78,002,519	$ 78,002,519	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 59.2%
	Banks – 1.7%
4,989	JPMorgan Chase & Co.	$505,037
	Biotechnology – 3.3%
9,257	AbbVie, Inc.	746,022
1,376	Amgen, Inc.	261,412
		1,007,434
	Chemicals – 1.1%
1,675	Air Products & Chemicals, Inc.	319,858
	Commercial Services & Supplies – 1.0%
6,073	KAR Auction Services, Inc.	311,606
	Communications Equipment – 1.5%
8,614	Cisco Systems, Inc.	465,070
	Consumer Finance – 2.6%
37,535	Santander Consumer USA Holdings, Inc.	793,115
	Electric Utilities – 12.9%
4,483	ALLETE, Inc.	368,637
10,502	Alliant Energy Corp.	494,959
9,925	Evergy, Inc.	576,146
7,858	Exelon Corp.	393,922
2,420	IDACORP, Inc.	240,887
16,013	OGE Energy Corp.	690,481
7,107	Pinnacle West Capital Corp.	679,287
8,114	Xcel Energy, Inc.	456,088
		3,900,407
	Gas Utilities – 1.7%
6,208	Spire, Inc.	510,856
	Hotels, Restaurants & Leisure – 1.0%
2,561	Darden Restaurants, Inc.	311,085
	Household Durables – 2.2%
7,887	Garmin Ltd.	681,042
	Independent Power and Renewable Electricity Producers – 2.4%
41,113	AES Corp.	743,323
	Insurance – 3.0%
3,061	Cincinnati Financial Corp.	262,940
30,666	Old Republic International Corp.	641,533
		904,473
	Leisure Products – 1.1%
3,818	Hasbro, Inc.	324,606
	Media – 2.1%
29,739	Interpublic Group of (The) Cos., Inc.	624,816
Shares	Description	Value

	Multi-Utilities – 11.2%
4,641	Ameren Corp.	$341,345
5,766	CMS Energy Corp.	320,244
5,421	DTE Energy Co.	676,215
11,818	NiSource, Inc.	338,704
11,858	Public Service Enterprise Group, Inc.	704,484
3,623	Sempra Energy	455,991
6,937	WEC Energy Group, Inc.	548,578
		3,385,561
	Oil, Gas & Consumable Fuels – 3.6%
15,617	ONEOK, Inc.	1,090,691
	Pharmaceuticals – 2.9%
1,975	Johnson & Johnson	276,085
14,377	Pfizer, Inc.	610,591
		886,676
	Semiconductors & Semiconductor Equipment – 2.9%
2,924	Broadcom, Inc.	879,276
	Textiles, Apparel & Luxury Goods – 1.0%
3,385	VF Corp.	294,190
	Total Common Stocks	17,939,122
	(Cost $16,910,950)
REAL ESTATE INVESTMENT TRUSTS – 40.3%
	Equity Real Estate Investment Trusts – 26.0%
13,051	Apartment Investment & Management Co.	656,335
6,999	Camden Property Trust	710,399
26,330	CubeSmart	843,613
1,398	Essex Property Trust, Inc.	404,358
7,432	Extra Space Storage, Inc.	757,395
14,847	Liberty Property Trust	718,892
6,184	Prologis, Inc.	444,939
3,209	PS Business Parks, Inc.	503,267
10,234	Ryman Hospitality Properties, Inc.	841,644
2,363	Sun Communities, Inc.	280,063
13,548	UDR, Inc.	615,892
14,119	WP Carey, Inc.	1,105,941
		7,882,738
	Mortgage Real Estate Investment Trusts – 14.3%
36,796	Blackstone Mortgage Trust, Inc., Class A	1,271,670
78,216	Chimera Investment Corp.	1,465,768

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
95,019	New Residential Investment Corp.	$1,606,771
		4,344,209
	Total Real Estate Investment Trusts	12,226,947
	(Cost $11,714,388)
	Total Investments – 99.5%	30,166,069
	(Cost $28,625,338) (a)
	Net Other Assets and Liabilities – 0.5%	143,447
	Net Assets – 100.0%	$30,309,516

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,052,949 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $512,218. The net unrealized appreciation was $1,540,731.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,939,122	$ 17,939,122	$ —	$ —
Real Estate Investment Trusts*	12,226,947	12,226,947	—	—
Total Investments	$ 30,166,069	$ 30,166,069	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 100.0%
	Capital Markets (a) – 100.0%
4,303,427	First Trust BICK Index Fund	$116,321,632
7,851,527	First Trust Brazil AlphaDEX® Fund	112,119,806
2,098,312	First Trust Developed Markets ex-US AlphaDEX® Fund	114,085,223
2,637,061	First Trust Germany AlphaDEX® Fund	108,660,099
2,351,920	First Trust Switzerland AlphaDEX® Fund	113,174,390
	Total Investments – 100.0%	564,361,150
	(Cost $575,326,109) (b)
	Net Other Assets and Liabilities – 0.0%	269,405
	Net Assets – 100.0%	$564,630,555

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,556,622 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,521,581. The net unrealized depreciation was $10,964,959.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 564,361,150	$ 564,361,150	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 55.4%
	Capital Markets – 55.4%(a)
427,663	First Trust Dow Jones Internet Index Fund (b)	$59,402,391
703,124	First Trust Health Care AlphaDEX® Fund (b)	53,725,705
737,248	First Trust NASDAQ-100-Technology Sector Index Fund	60,793,470
384,514	First Trust NYSE Arca Biotechnology Index Fund (b)	58,003,937
974,196	First Trust Technology AlphaDEX® Fund	62,270,608
	Total Exchange-Traded Funds	294,196,111
	(Cost $242,235,271)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 44.6%
$26,409,000	U.S. Treasury Bill	(c)	05/02/19	26,355,700
26,430,000	U.S. Treasury Bill	(c)	05/09/19	26,364,160
26,435,000	U.S. Treasury Bill	(c)	05/16/19	26,357,094
26,449,000	U.S. Treasury Bill	(c)	05/23/19	26,359,602
26,465,000	U.S. Treasury Bill	(c)	05/30/19	26,363,181
26,483,000	U.S. Treasury Bill	(c)	06/06/19	26,368,660
26,499,000	U.S. Treasury Bill	(c)	06/13/19	26,372,255
26,492,000	U.S. Treasury Bill	(c)	06/20/19	26,353,123
26,520,000	U.S. Treasury Bill	(c)	06/27/19	26,369,859
	Total U.S. Treasury Bills			237,263,634
	(Cost $237,253,873)
	Total Investments – 100.0%			531,459,745
	(Cost $479,489,144) (d)

Net Other Assets and Liabilities – (0.0)%	(124,835)
Net Assets – 100.0%	$531,334,910

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Zero coupon bond.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $54,198,527 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,227,926. The net unrealized appreciation was $51,970,601.

See Notes to Financial Statements

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 294,196,111	$ 294,196,111	$ —	$ —
U.S. Treasury Bills	237,263,634	237,263,634	—	—
Total Investments	$ 531,459,745	$ 531,459,745	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2019 (Unaudited)
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)	First Trust BuyWrite Income ETF (FTHI)
ASSETS:
Investments, at value - Unaffiliated	$ 945,711,513	$ 502,769,185	$ 13,301,862	$ 63,317,748
Investments, at value - Affiliated	—	125,590,734	—	—
Total investments, at value	945,711,513	628,359,919	13,301,862	63,317,748
Cash	724,275	6,117,743	—	498,066
Foreign currency	—	—	6,860	—
Cash held at broker	—	—	—	103,737
Options purchased, at value	—	—	—	—
Receivables:
Fund shares sold	3,808,753	—	—	1,084,021
Dividends	1,327,487	2,638,175	69,463	80,022
Dividend reclaims	82,304	—	11,915	1,472
Investment securities sold	—	17,642	—	—
Total Assets	951,654,332	637,133,479	13,390,100	65,085,066
LIABILITIES:
Options written, at value	—	—	—	1,624,680
Due to custodian	—	—	660	—
Payables:
Investment securities purchased	3,800,676	5,544,006	—	1,100,952
Investment advisory fees	395,985	255,080	6,540	43,708
Total Liabilities	4,196,661	5,799,086	7,200	2,769,340
NET ASSETS	$947,457,671	$631,334,393	$13,382,900	$62,315,726
NET ASSETS consist of:
Paid-in capital	$ 819,192,595	$ 789,412,509	$ 16,938,153	$ 71,436,994
Par value	247,550	344,000	8,000	28,742
Accumulated distributable earnings (loss)	128,017,526	(158,422,116)	(3,563,253)	(9,150,010)
NET ASSETS	$947,457,671	$631,334,393	$13,382,900	$62,315,726
NET ASSET VALUE, per share	$38.27	$18.35	$16.73	$21.68
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	24,755,000	34,400,002	800,002	2,874,201
Investments, at cost - Unaffiliated	$768,056,436	$496,006,895	$13,667,605	$61,952,940
Investments, at cost - Affiliated	$—	$129,052,474	$—	$—
Total investments, at cost	$768,056,436	$625,059,369	$13,667,605	$61,952,940
Foreign currency, at cost (proceeds)	$—	$—	$6,863	$—
Premiums received on options written	$—	$—	$—	$805,018
Premiums paid on options purchased	$—	$—	$—	$—

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)	First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$ 9,798,458	$ 727,207,070	$—	$ 78,002,519	$ 30,166,069	$—	$ 237,263,634
—	—	2,439,159,318	—	—	564,361,150	294,196,111
9,798,458	727,207,070	2,439,159,318	78,002,519	30,166,069	564,361,150	531,459,745
43,824	494,144	5,449,148	53,168	4,286	413,487	11,732
—	—	—	—	—	—	—
1,737	—	—	—	—	—	—
126,020	—	—	—	—	—	—

—	—	—	—	—	—	—
12,297	732,065	—	62,895	131,689	—	—
418	—	—	—	3,076	—	—
—	—	—	—	19,609	—	26,368,950
9,982,754	728,433,279	2,444,608,466	78,118,582	30,324,729	564,774,637	557,840,427

245,865	—	—	—	—	—	—
—	—	—	—	—	—	—

—	—	—	—	—	—	26,370,190
7,023	306,242	618,810	53,000	15,213	144,082	135,327
252,888	306,242	618,810	53,000	15,213	144,082	26,505,517
$ 9,729,866	$ 728,127,037	$ 2,443,989,656	$ 78,065,582	$ 30,309,516	$ 564,630,555	$ 531,334,910

$ 11,234,693	$ 740,140,677	$ 2,257,354,338	$ 111,819,838	$ 37,713,805	$ 672,707,424	$ 486,706,943
4,500	244,000	813,000	32,000	12,500	295,500	198,500
(1,509,327)	(12,257,640)	185,822,318	(33,786,256)	(7,416,789)	(108,372,369)	44,429,467
$ 9,729,866	$ 728,127,037	$ 2,443,989,656	$ 78,065,582	$ 30,309,516	$ 564,630,555	$ 531,334,910
$21.62	$29.84	$30.06	$24.40	$24.25	$19.11	$26.77
450,002	24,400,002	81,300,002	3,200,002	1,250,002	29,550,002	19,850,002
$9,713,208	$734,288,691	$—	$89,016,280	$28,625,338	$—	$237,253,873
$—	$—	$1,984,239,427	$—	$—	$575,326,109	$242,235,271
$9,713,208	$734,288,691	$1,984,239,427	$89,016,280	$28,625,338	$575,326,109	$479,489,144
$—	$—	$—	$—	$—	$—	$—
$120,625	$—	$—	$—	$—	$—	$—
$152,612	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended March 31, 2019 (Unaudited)
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)	First Trust BuyWrite Income ETF (FTHI)
INVESTMENT INCOME:
Dividends - Unaffiliated	$ 14,103,102	$ 14,173,826	$ 232,688	$ 736,675
Dividends - Affiliated	—	3,570,974	—	—
Interest	—	30,423	—	10,851
Securities lending income (net of fees)	—	—	—	—
Foreign withholding tax	(367,004)	—	(24,293)	—
Other	—	16	19	18
Total investment income	13,736,098	17,775,239	208,414	747,544
EXPENSES:
Investment advisory fees	2,212,825	1,875,880	35,840	253,224
Total expenses	2,212,825	1,875,880	35,840	253,224
Fees waived by the investment advisor	—	(373,106)	—	—
Net expenses	2,212,825	1,502,774	35,840	253,224
NET INVESTMENT INCOME (LOSS)	11,523,273	16,272,465	172,574	494,320
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(18,809,800)	(6,234,022)	(137,283)	(1,009,299)
Investments - Affiliated	—	(462,710)	—	—
In-kind redemptions - Unaffiliated	19,533,837	707,614	(79,336)	181,565
In-kind redemptions - Affiliated	—	(470,466)	—	—
Written option transactions	—	—	—	437,419
Purchased option transactions	—	—	—	—
Foreign currency transactions	(461)	—	(1,429)	—
Net realized gain (loss)	723,576	(6,459,584)	(218,048)	(390,315)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(3,926,871)	1,079,214	(178,193)	(2,956,107)
Investments - Affiliated	—	392,651	—	—
Written options held	—	—	—	(545,935)
Purchased options held	—	—	—	—
Foreign currency translation	—	—	(2,957)	—
Net change in unrealized appreciation (depreciation)	(3,926,871)	1,471,865	(181,150)	(3,502,042)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,203,295)	(4,987,719)	(399,198)	(3,892,357)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 8,319,978	$ 11,284,746	$(226,624)	$(3,398,037)

See Notes to Financial Statements

First Trust Hedged BuyWrite Income ETF (FTLB)	First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$133,195	$7,944,640	$—	$731,936	$617,737	$—	$—
—	—	4,125,138	—	—	4,778,868	739,596
1,909	12,658	76,379	3,224	743	47,808	1,232,515
—	—	—	538	—	—	—
(143)	—	—	—	—	—	—
56	—	—	—	33	—	—
135,017	7,957,298	4,201,517	735,698	618,513	4,826,676	1,972,111

46,211	1,664,672	3,559,933	461,314	94,717	874,850	791,813
46,211	1,664,672	3,559,933	461,314	94,717	874,850	791,813
—	—	—	—	—	—	—
46,211	1,664,672	3,559,933	461,314	94,717	874,850	791,813
88,806	6,292,626	641,584	274,384	523,796	3,951,826	1,180,298

(319,250)	(4,877,691)	—	(4,431,330)	(3,826,103)	—	(299)
—	—	55,294,535	—	—	(11,135,684)	(21,230,487)
(19,154)	4,313,963	—	1,719,759	(103,913)	—	—
—	—	40,923,162	—	—	(2,570,237)	19,327,373
189,301	—	—	—	—	—	—
(87,372)	—	—	—	—	—	—
—	—	—	—	—	—	—
(236,475)	(563,728)	96,217,697	(2,711,571)	(3,930,016)	(13,705,921)	(1,903,413)

(585,765)	(43,933,531)	—	(23,303,308)	2,130,656	—	9,761
—	—	(222,937,189)	—	—	(45,565,578)	(47,121,078)
(10,716)	—	—	—	—	—	—
29,260	—	—	—	—	—	—
—	—	—	—	—	—	—
(567,221)	(43,933,531)	(222,937,189)	(23,303,308)	2,130,656	(45,565,578)	(47,111,317)
(803,696)	(44,497,259)	(126,719,492)	(26,014,879)	(1,799,360)	(59,271,499)	(49,014,730)
$(714,890)	$(38,204,633)	$(126,077,908)	$(25,740,495)	$(1,275,564)	$(55,319,673)	$(47,834,432)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust NASDAQ Technology Dividend Index Fund (TDIV)		Multi-Asset Diversified Income Index Fund (MDIV)
	Six Months Ended 3/31/2019 (Unaudited)	Year Ended 9/30/2018	Six Months Ended 3/31/2019 (Unaudited)	Year Ended 9/30/2018
OPERATIONS:
Net investment income (loss)	$ 11,523,273	$ 23,105,219	$ 16,272,465	$ 34,562,074
Net realized gain (loss)	723,576	53,476,479	(6,459,584)	(2,488,142)
Net change in unrealized appreciation (depreciation)	(3,926,871)	84,846,645	1,471,865	(13,972,943)
Net increase (decrease) in net assets resulting from operations	8,319,978	161,428,343	11,284,746	18,100,989
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(12,021,267)	(20,758,228)	(20,136,331)	(30,565,566)
Return of capital	—	—	—	(17,030,951)
Total distributions to shareholders	(12,021,267)	(20,758,228)	(20,136,331)	(47,596,517)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	71,859,767	234,905,631	11,681,882	96,214,414
Cost of shares redeemed	(68,872,918)	(145,019,246)	(55,456,280)	(233,161,166)
Net increase (decrease) in net assets resulting from shareholder transactions	2,986,849	89,886,385	(43,774,398)	(136,946,752)
Total increase (decrease) in net assets	(714,440)	230,556,500	(52,625,983)	(166,442,280)
NET ASSETS:
Beginning of period	948,172,111	717,615,611	683,960,376	850,402,656
End of period	$947,457,671	$948,172,111	$631,334,393	$683,960,376
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	24,705,000	22,155,000	36,900,002	44,250,002
Shares sold	2,000,000	6,500,000	650,000	5,050,000
Shares redeemed	(1,950,000)	(3,950,000)	(3,150,000)	(12,400,000)
Shares outstanding, end of period	24,755,000	24,705,000	34,400,002	36,900,002

See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)		First Trust BuyWrite Income ETF (FTHI)
Six Months Ended 3/31/2019 (Unaudited)	Year Ended 9/30/2018	Six Months Ended 3/31/2019 (Unaudited)	Year Ended 9/30/2018

$ 172,574	$ 670,241	$ 494,320	$ 819,427
(218,048)	(552,170)	(390,315)	4,074,178
(181,150)	(448,419)	(3,502,042)	(366,350)
(226,624)	(330,348)	(3,398,037)	4,527,255

(182,421)	(725,162)	(1,335,617)	(2,555,362)
—	—	—	—
(182,421)	(725,162)	(1,335,617)	(2,555,362)

1,678,282	2,771,076	7,703,768	36,552,915
(1,639,648)	—	(7,552,687)	(24,011,700)
38,634	2,771,076	151,081	12,541,215
(370,411)	1,715,566	(4,582,573)	14,513,108

13,753,311	12,037,745	66,898,299	52,385,191
$13,382,900	$13,753,311	$62,315,726	$66,898,299

800,002	650,002	2,874,201	2,324,201
100,000	150,000	350,000	1,600,000
(100,000)	—	(350,000)	(1,050,000)
800,002	800,002	2,874,201	2,874,201
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Hedged BuyWrite Income ETF (FTLB)		First Trust Rising Dividend Achievers ETF (RDVY)
	Six Months Ended 3/31/2019 (Unaudited)	Year Ended 9/30/2018	Six Months Ended 3/31/2019 (Unaudited)	Year Ended 9/30/2018
OPERATIONS:
Net investment income (loss)	$ 88,806	$ 130,115	$ 6,292,626	$ 6,846,061
Net realized gain (loss)	(236,475)	501,010	(563,728)	28,364,647
Net change in unrealized appreciation (depreciation)	(567,221)	(71,588)	(43,933,531)	23,523,504
Net increase (decrease) in net assets resulting from operations	(714,890)	559,537	(38,204,633)	58,734,212
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(165,001)	(284,126)	(6,387,990)	(6,278,981)
Return of capital	—	—	—	—
Total distributions to shareholders	(165,001)	(284,126)	(6,387,990)	(6,278,981)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,116,611	11,327,664	149,269,070	503,203,852
Cost of shares redeemed	(5,257,556)	(5,646,596)	(67,257,957)	(136,355,247)
Net increase (decrease) in net assets resulting from shareholder transactions	(3,140,945)	5,681,068	82,011,113	366,848,605
Total increase (decrease) in net assets	(4,020,836)	5,956,479	37,418,490	419,303,836
NET ASSETS:
Beginning of period	13,750,702	7,794,223	690,708,547	271,404,711
End of period	$9,729,866	$13,750,702	$728,127,037	$690,708,547
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	600,002	350,002	21,900,002	9,750,002
Shares sold	100,000	500,000	5,000,000	16,550,000
Shares redeemed	(250,000)	(250,000)	(2,500,000)	(4,400,000)
Shares outstanding, end of period	450,002	600,002	24,400,002	21,900,002

See Notes to Financial Statements

First Trust Dorsey Wright Focus 5 ETF (FV)		First Trust RBA American Industrial Renaissance® ETF (AIRR)
Six Months Ended 3/31/2019 (Unaudited)	Year Ended 9/30/2018	Six Months Ended 3/31/2019 (Unaudited)	Year Ended 9/30/2018

$ 641,584	$ 7,915,815	$ 274,384	$ 636,169
96,217,697	180,391,321	(2,711,571)	13,096,373
(222,937,189)	252,379,745	(23,303,308)	(786,032)
(126,077,908)	440,686,881	(25,740,495)	12,946,510

(1,040,085)	(14,614,840)	(274,920)	(545,055)
—	—	—	—
(1,040,085)	(14,614,840)	(274,920)	(545,055)

75,680,858	306,324,221	1,169,784	102,787,127
(362,798,108)	(271,523,660)	(92,588,930)	(88,970,697)
(287,117,250)	34,800,561	(91,419,146)	13,816,430
(414,235,243)	460,872,602	(117,434,561)	26,217,885

2,858,224,899	2,397,352,297	195,500,143	169,282,258
$2,443,989,656	$2,858,224,899	$78,065,582	$195,500,143

92,400,002	91,600,002	7,000,002	6,500,002
2,650,000	10,400,000	50,000	3,800,000
(13,750,000)	(9,600,000)	(3,850,000)	(3,300,000)
81,300,002	92,400,002	3,200,002	7,000,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)
	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)		First Trust Dorsey Wright International Focus 5 ETF (IFV)
	Six Months Ended 3/31/2019 (Unaudited)	Year Ended 9/30/2018	Six Months Ended 3/31/2019 (Unaudited)	Year Ended 9/30/2018
OPERATIONS:
Net investment income (loss)	$ 523,796	$ 834,021	$ 3,951,826	$ 14,157,700
Net realized gain (loss)	(3,930,016)	2,698,268	(13,705,921)	17,090,494
Net change in unrealized appreciation (depreciation)	2,130,656	(1,917,701)	(45,565,578)	(62,483,545)
Net increase (decrease) in net assets resulting from operations	(1,275,564)	1,614,588	(55,319,673)	(31,235,351)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(433,110)	(789,016)	(4,027,855)	(17,372,596)
Return of capital	—	—	—	—
Total distributions to shareholders	(433,110)	(789,016)	(4,027,855)	(17,372,596)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	76,088,863	68,992,105	160,607,454
Cost of shares redeemed	(5,708,949)	(67,408,777)	(219,679,279)	(131,465,812)
Net increase (decrease) in net assets resulting from shareholder transactions	(5,708,949)	8,680,086	(150,687,174)	29,141,642
Total increase (decrease) in net assets	(7,417,623)	9,505,658	(210,034,702)	(19,466,305)
NET ASSETS:
Beginning of period	37,727,139	28,221,481	774,665,257	794,131,562
End of period	$30,309,516	$37,727,139	$564,630,555	$774,665,257
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,500,002	1,150,002	38,100,002	37,200,002
Shares sold	—	3,000,000	3,600,000	7,200,000
Shares redeemed	(250,000)	(2,650,000)	(12,150,000)	(6,300,000)
Shares outstanding, end of period	1,250,002	1,500,002	29,550,002	38,100,002

See Notes to Financial Statements

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Six Months Ended 3/31/2019 (Unaudited)	Year Ended 9/30/2018

$ 1,180,298	$ 1,494,751
(1,903,413)	19,929,322
(47,111,317)	51,457,229
(47,834,432)	72,881,302

(950,455)	(2,471,045)
—	—
(950,455)	(2,471,045)

147,837,014	435,597,850
(188,254,612)	(214,351,429)
(40,417,598)	221,246,421
(89,202,485)	291,656,678

620,537,395	328,880,717
$531,334,910	$620,537,395

21,550,002	13,500,002
5,650,000	15,900,000
(7,350,000)	(7,850,000)
19,850,002	21,550,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust NASDAQ Technology Dividend Index Fund (TDIV)
	Six Months Ended 3/31/2019 (Unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 38.38	$ 32.39	$ 29.33	$ 24.23	$ 27.04	$ 22.56
Income from investment operations:
Net investment income (loss)	0.47	0.96	0.80	0.80	0.73	0.73
Net realized and unrealized gain (loss)	(0.09)	5.90	3.01	5.02	(2.83)	4.46
Total from investment operations	0.38	6.86	3.81	5.82	(2.10)	5.19
Distributions paid to shareholders from:
Net investment income	(0.49)	(0.87)	(0.75)	(0.72)	(0.71)	(0.71)
Net asset value, end of period	$38.27	$38.38	$32.39	$29.33	$24.23	$27.04
Total return (a)	1.11%	21.37%	13.10%	24.31%	(7.92)%	23.19%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 947,458	$ 948,172	$ 717,616	$ 572,100	$ 470,112	$ 723,536
Ratio of total expenses to average net assets	0.50% (b)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.60% (b)	2.70%	2.64%	3.01%	2.58%	3.13%
Portfolio turnover rate (c)	17%	27%	26%	30%	27%	34%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Multi-Asset Diversified Income Index Fund (MDIV)
	Six Months Ended 3/31/2019 (Unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 18.54	$ 19.22	$ 18.89	$ 18.37	$ 21.48	$ 20.65
Income from investment operations:
Net investment income (loss)	0.47	0.87	0.81	0.83	0.99	1.05
Net realized and unrealized gain (loss)	(0.08)	(0.36)	0.59	0.94	(2.73)	1.02
Total from investment operations	0.39	0.51	1.40	1.77	(1.74)	2.07
Distributions paid to shareholders from:
Net investment income	(0.58)	(0.76)	(0.82)	(0.85)	(0.99)	(1.24)
Return of capital	—	(0.43)	(0.25)	(0.40)	(0.38)	—
Total distributions	(0.58)	(1.19)	(1.07)	(1.25)	(1.37)	(1.24)
Net asset value, end of period	$18.35	$18.54	$19.22	$18.89	$18.37	$21.48
Total return (a)	2.22%	2.82%	7.56%	9.86%	(8.57)%	10.17%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 631,334	$ 683,960	$ 850,403	$ 873,524	$ 880,995	$ 783,954
Ratio of total expenses to average net assets (b)	0.60% (c)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net expenses to average net assets (b)	0.48% (c)	0.48%	0.48%	0.48%	0.50%	0.60%
Ratio of net investment income (loss) to average net assets	5.21% (c)	4.62%	4.25%	4.25%	4.71%	4.55%
Portfolio turnover rate (d)	30%	84%	82%	115%	116%	96%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P International Dividend Aristocrats ETF (FID)
	Six Months Ended 3/31/2019 (Unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 17.19	$ 18.52	$ 17.28	$ 15.85	$ 20.10	$ 20.65
Income from investment operations:
Net investment income (loss)	0.25	0.85	0.77	0.77	0.82	1.08
Net realized and unrealized gain (loss)	(0.45)	(1.26)	1.39	1.34	(4.18)	(0.27)
Total from investment operations	(0.20)	(0.41)	2.16	2.11	(3.36)	0.81
Distributions paid to shareholders from:
Net investment income	(0.26)	(0.92)	(0.92)	(0.68)	(0.84)	(1.13)
Net realized gain	—	—	—	—	—	(0.23)
Return of capital	—	—	—	—	(0.05)	—
Total distributions	(0.26)	(0.92)	(0.92)	(0.68)	(0.89)	(1.36)
Net asset value, end of period	$16.73	$17.19	$18.52	$17.28	$15.85	$20.10
Total return (a)	(1.10)%	(2.35)%	12.96%	13.57%	(17.29)%	3.93%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 13,383	$ 13,753	$ 12,038	$ 12,962	$ 12,676	$ 13,066
Ratio of total expenses to average net assets	0.60% (b)	0.69% (c)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	2.89% (b)	4.70%	4.36%	4.52%	4.44%	4.74%
Portfolio turnover rate (d)	44%	196% (e)	129%	151%	132%	116%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	On August 30, 2018, the Fund reduced the annual management fee payable to First Trust, from 0.70% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(e)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective August 30, 2018, which resulted in a complete rebalance of the Fund’s portfolio.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust BuyWrite Income ETF (FTHI)
	Six Months Ended 3/31/2019 (Unaudited)	Year Ended September 30,				Period Ended 9/30/2014 (a)
		2018	2017	2016	2015
Net asset value, beginning of period	$ 23.28	$ 22.54	$ 20.57	$ 19.12	$ 20.29	$ 19.93
Income from investment operations:
Net investment income (loss)	0.19	0.35	0.30	0.34	0.54	0.40
Net realized and unrealized gain (loss)	(1.31)	1.35	2.60	2.06	(0.70)	0.52
Total from investment operations	(1.12)	1.70	2.90	2.40	(0.16)	0.92
Distributions paid to shareholders from:
Net investment income	(0.48)	(0.96)	(0.13)	(0.35)	(0.32)	(0.56)
Return of capital	—	—	(0.80)	(0.60)	(0.69)	—
Total distributions	(0.48)	(0.96)	(0.93)	(0.95)	(1.01)	(0.56)
Net asset value, end of period	$21.68	$23.28	$22.54	$20.57	$19.12	$20.29
Total return (b)	(4.73)%	8.12%	13.93%	12.80%	(0.96)%	4.66%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 62,316	$ 66,898	$ 52,385	$ 7,198	$ 6,691	$ 3,044
Ratio of total expenses to average net assets	0.85% (c)	0.85%	0.87% (d)	0.85%	0.85%	0.85% (c)
Ratio of net investment income (loss) to average net assets	1.66% (c)	1.34%	1.43%	1.78%	1.57%	2.49% (c)
Portfolio turnover rate (e)	134%	239%	315% (f)	139%	191%	54%

(a)	Inception date is January 6, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes reorganization fees. If this reorganization fee was not included, the expense ratio would have been 0.85%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(f)	The variation in the portfolio turnover rate is due to the rebalance of the portfolio that occurred shortly after the reorganization of FTHI with the First Trust Dividend and Income Fund.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Hedged BuyWrite Income ETF (FTLB)
	Six Months Ended 3/31/2019 (Unaudited)	Year Ended September 30,				Period Ended 9/30/2014 (a)
		2018	2017	2016	2015
Net asset value, beginning of period	$ 22.92	$ 22.27	$ 20.38	$ 19.05	$ 20.21	$ 19.93
Income from investment operations:
Net investment income (loss)	0.16	0.40	0.38	0.24	0.44	0.40
Net realized and unrealized gain (loss)	(1.13)	0.91	2.14	1.74	(0.87)	0.36
Total from investment operations	(0.97)	1.31	2.52	1.98	(0.43)	(0.76)
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.66)	(0.63)	(0.36)	(0.32)	(0.48)
Return of capital	—	—	—	(0.29)	(0.41)	—
Total distributions	(0.33)	(0.66)	(0.63)	(0.65)	(0.73)	(0.48)
Net asset value, end of period	$21.62	$22.92	$22.27	$20.38	$19.05	$20.21
Total return (b)	(4.21)%	5.95%	12.57%	10.53%	(2.26)%	3.83%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,730	$ 13,751	$ 7,794	$ 4,077	$ 4,762	$ 3,031
Ratio of total expenses to average net assets	0.85% (c)	0.85%	0.85%	0.85%	0.85%	0.85% (c)
Ratio of net investment income (loss) to average net assets	1.63% (c)	1.32%	1.45%	1.79%	1.58%	2.47% (c)
Portfolio turnover rate (d)	126%	219%	184%	143%	205%	38%

(a)	Inception date is January 6, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Rising Dividend Achievers ETF (RDVY)
	Six Months Ended 3/31/2019 (Unaudited)	Year Ended September 30,				Period Ended 9/30/2014 (a)
		2018	2017	2016	2015
Net asset value, beginning of period	$ 31.54	$ 27.84	$ 22.12	$ 20.34	$ 21.02	$ 19.93
Income from investment operations:
Net investment income (loss)	0.26	0.41	0.34	0.53	0.39	0.29
Net realized and unrealized gain (loss)	(1.69)	3.68	5.73	1.86	(0.68)	1.08
Total from investment operations	(1.43)	4.09	6.07	2.39	(0.29)	1.37
Distributions paid to shareholders from:
Net investment income	(0.27)	(0.39)	(0.35)	(0.54)	(0.39)	(0.28)
Net realized gain	—	—	—	(0.07)	—	—
Total distributions	(0.27)	(0.39)	(0.35)	(0.61)	(0.39)	(0.28)
Net asset value, end of period	$29.84	$31.54	$27.84	$22.12	$20.34	$21.02
Total return (b)	(4.47)%	14.78%	27.53%	11.98%	(1.47)%	6.88%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 728,127	$ 690,709	$ 271,405	$ 27,646	$ 28,477	$ 7,357
Ratio of total expenses to average net assets	0.50% (c)	0.50%	0.50%	0.50%	0.50%	0.50% (c)
Ratio of net investment income (loss) to average net assets	1.89% (c)	1.50%	1.60%	2.50%	2.03%	2.26% (c)
Portfolio turnover rate (d)	61%	40%	46%	66%	71%	62%

(a)	Inception date is January 6, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Focus 5 ETF (FV)
	Six Months Ended 3/31/2019 (Unaudited)	Year Ended September 30,				Period Ended 9/30/2014 (a)
		2018	2017	2016	2015
Net asset value, beginning of period	$ 30.93	$ 26.17	$ 22.91	$ 21.91	$ 20.40	$ 20.02
Income from investment operations:
Net investment income (loss)	0.01	0.09	0.21	0.16	0.04	0.01
Net realized and unrealized gain (loss)	(0.87)	4.83	3.25	0.96	1.50	0.37
Total from investment operations	(0.86)	4.92	3.46	1.12	1.54	0.38
Distributions paid to shareholders from:
Net investment income	(0.01)	(0.16)	(0.20)	(0.12)	(0.03)	(0.00) (b)
Net asset value, end of period	$30.06	$30.93	$26.17	$22.91	$21.91	$20.40
Total return (c)	(2.80)%	18.91%	15.16%	5.10%	7.55%	1.91%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,443,990	$ 2,858,225	$ 2,397,352	$ 3,055,465	$ 4,066,788	$ 567,068
Ratio of total expenses to average net assets (d)	0.30% (e)	0.30%	0.30%	0.30%	0.30%	0.30% (e)
Ratio of net investment income (loss) to average net assets	0.05% (e)	0.30%	0.74%	0.62%	0.22%	0.22% (e)
Portfolio turnover rate (f)	21%	44%	66%	42%	0%	0%

(a)	Inception date is March 5, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount represents less than $0.01 per share.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RBA American Industrial Renaissance® ETF (AIRR)
	Six Months Ended 3/31/2019 (Unaudited)	Year Ended September 30,				Period Ended 9/30/2014 (a)
		2018	2017	2016	2015
Net asset value, beginning of period	$ 27.93	$ 26.04	$ 20.49	$ 15.31	$ 18.27	$ 19.98
Income from investment operations:
Net investment income (loss)	0.10	0.09	0.08 (b)	0.08 (b)	0.07	0.05
Net realized and unrealized gain (loss)	(3.58)	1.88	5.53	5.16	(2.97)	(1.72)
Total from investment operations	(3.48)	1.97	5.61	5.24	(2.90)	(1.67)
Distributions paid to shareholders from:
Net investment income	(0.05)	(0.08)	(0.06)	(0.06)	(0.06)	(0.04)
Net asset value, end of period	$24.40	$27.93	$26.04	$20.49	$15.31	$18.27
Total return (c)	(12.45)%	7.56%	27.39%	34.27%	(15.90)%	(8.37)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 78,066	$ 195,500	$ 169,282	$ 20,492	$ 42,867	$ 79,455
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70%	0.70%	0.70% (d)
Ratio of net investment income (loss) to average net assets	0.42% (d)	0.32%	0.33%	0.47%	0.35%	0.62% (d)
Portfolio turnover rate (e)	26%	35%	52%	62%	66%	20%

(a)	Inception date is March 10, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
	Six Months Ended 3/31/2019 (Unaudited)	Year Ended September 30,				Period Ended 9/30/2014 (a)
		2018	2017	2016	2015
Net asset value, beginning of period	$ 25.15	$ 24.54	$ 22.11	$ 20.10	$ 19.91	$ 20.00
Income from investment operations:
Net investment income (loss)	0.40	0.65	0.60	0.55	0.53	0.34
Net realized and unrealized gain (loss)	(0.98)	0.59	2.44	1.96	0.19	(0.10)
Total from investment operations	(0.58)	1.24	3.04	2.51	0.72	0.24
Distributions paid to shareholders from:
Net investment income	(0.32)	(0.63)	(0.61)	(0.50)	(0.53)	(0.33)
Net asset value, end of period	$24.25	$25.15	$24.54	$22.11	$20.10	$19.91
Total return (b)	(2.15)%	5.10%	13.93%	12.52%	3.49%	1.14%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 30,310	$ 37,727	$ 28,221	$ 22,107	$ 10,049	$ 4,978
Ratio of total expenses to average net assets	0.60% (c)	0.69% (d)	0.70%	0.70%	0.70%	0.70% (c)
Ratio of net investment income (loss) to average net assets	3.32% (c)	2.79%	2.61%	2.79%	2.64%	3.16% (c)
Portfolio turnover rate (e)	117%	297% (f)	150%	136%	163%	55%

(a)	Inception date is March 10, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	On September 6, 2018, the Fund reduced the annual management fee payable to First Trust, from 0.70% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(f)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective September 6, 2018, which resulted in a complete rebalance of the Fund’s portfolio.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright International Focus 5 ETF (IFV)
	Six Months Ended 3/31/2019 (Unaudited)	Year Ended September 30,				Period Ended 9/30/2014 (a)
		2018	2017	2016	2015
Net asset value, beginning of period	$ 20.33	$ 21.35	$ 17.55	$ 17.08	$ 18.57	$ 20.09
Income from investment operations:
Net investment income (loss)	0.13	0.33	0.25	0.22	0.20	0.07
Net realized and unrealized gain (loss)	(1.22)	(0.93)	3.73	0.52	(1.50)	(1.59)
Total from investment operations	(1.09)	(0.60)	3.98	0.74	(1.30)	(1.52)
Distributions paid to shareholders from:
Net investment income	(0.13)	(0.42)	(0.18)	(0.27)	(0.19)	—
Net asset value, end of period	$19.11	$20.33	$21.35	$17.55	$17.08	$18.57
Total return (b)	(5.32)%	(2.91)%	22.71%	4.35%	(7.01)%	(7.57)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 564,631	$ 774,665	$ 794,132	$ 450,042	$ 626,762	$ 31,574
Ratio of total expenses to average net assets (c)	0.30% (d)	0.30%	0.30%	0.30%	0.30%	0.30% (d)
Ratio of net investment income (loss) to average net assets	1.36% (d)	1.57%	1.59%	1.14%	2.29%	5.67% (d)
Portfolio turnover rate (e)	22%	0%	49%	58%	7%	0%

(a)	Inception date is July 22, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
	Six Months Ended 3/31/2019 (Unaudited)	Year Ended September 30,		Period Ended 9/30/2016 (a)
		2018	2017
Net asset value, beginning of period	$ 28.80	$ 24.36	$ 21.32	$ 20.02
Income from investment operations:
Net investment income (loss)	0.06	0.08	0.17	0.09
Net realized and unrealized gain (loss)	(2.04)	4.51	3.04	1.25
Total from investment operations	(1.98)	4.59	3.21	1.34
Distributions paid to shareholders from:
Net investment income	(0.05)	(0.15)	(0.16)	(0.04)
Net realized gain	—	—	(0.01)	—
Total distributions	(0.05)	(0.15)	(0.17)	(0.04)
Net asset value, end of period	$26.77	$28.80	$24.36	$21.32
Total return (b)	(6.88)%	18.91%	15.13%	6.68%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 531,335	$ 620,537	$ 328,881	$ 234,540
Ratio of total expenses to average net assets (c)	0.30% (d)	0.30%	0.30%	0.30% (d)
Ratio of net investment income (loss) to average net assets	0.45% (d)	0.32%	0.80%	1.45% (d)
Portfolio turnover rate (e)	30%	42%	54%	15%

(a)	Inception date is March 17, 2016, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the eleven funds listed below.
First Trust NASDAQ Technology Dividend Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “TDIV”)
Multi-Asset Diversified Income Index Fund – (Nasdaq ticker “MDIV”)
First Trust S&P International Dividend Aristocrats ETF – (Nasdaq ticker “FID”)
First Trust BuyWrite Income ETF – (Nasdaq ticker “FTHI”)
First Trust Hedged BuyWrite Income ETF – (Nasdaq ticker “FTLB”)
First Trust Rising Dividend Achievers ETF – (Nasdaq ticker “RDVY”)
First Trust Dorsey Wright Focus 5 ETF – (Nasdaq ticker “FV”)
First Trust RBA American Industrial Renaissance® ETF – (Nasdaq ticker “AIRR”)
First Trust Dorsey Wright Momentum & Dividend ETF – (Nasdaq ticker “DDIV”)
First Trust Dorsey Wright International Focus 5 ETF – (Nasdaq ticker “IFV”)
First Trust Dorsey Wright Dynamic Focus 5 ETF – (Nasdaq ticker “FVC”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Each Fund’s Creation Units are generally issued and redeemed in-kind for securities in which the Funds invest, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund, except for FTHI and FTLB, is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust NASDAQ Technology Dividend Index Fund
Multi-Asset Diversified Income Index Fund
First Trust S&P International Dividend Aristocrats ETF
First Trust Rising Dividend Achievers ETF
First Trust DorseyWright Focus 5 ETF
First Trust RBA American Industrial Renaissance® ETF
First Trust Dorsey Wright Momentum & Dividend ETF
First Trust Dorsey Wright International Focus 5 ETF
First Trust Dorsey Wright Dynamic Focus 5 ETF	NASDAQ Technology Dividend IndexSM(1)
NASDAQ US Multi-Asset Diversified Income IndexSM(1)
S&P International Dividend Aristocrats Index(2)
NASDAQ US Rising Dividend Achievers Index(1)
DorseyWright Focus Five Index(3)
Richard Bernstein Advisors American Industrial Renaissance® Index(4)
Dorsey Wright Momentum Plus Dividend Yield Index(1)
Dorsey Wright International Focus Five Index(3)
Dorsey Wright Dynamic Focus Five Index(3)
(1) This index is developed, maintained and sponsored by Nasdaq, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.
(2) This index is developed and maintained by S&P Dow Jones Indices, LLC, and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.
(3) This index is developed and sponsored by Dorsey, Wright & Associates, LLC, maintained by Nasdaq, Inc., and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.
(4) This index is developed and sponsored by Richard Bernstein Advisors LLC, maintained by the New York Stock Exchange, and is licensed to First Trust Advisors L.P., the investment advisor to the Trust.
FTHI and FTLB are actively managed exchange-traded funds. The primary investment objective of FTHI is to provide current income. FTHI’s secondary investment objective is to provide capital appreciation. FTHI pursues its objectives by investing in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded covered call options on the Standard & Poor’s 500® Index (the “S&P 500”). Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund also employs an option strategy in which it writes U.S. exchange-traded covered call options on the S&P 500 in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. The market value of the option strategy may be up to 20% of the Fund’s overall NAV.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
The investment objective of FTLB is to provide current income. FTLB pursues its objective by investing in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of buying U.S. exchange-traded put options on the S&P 500 and writing (selling) U.S. exchange-traded covered call options on the S&P 500. Under normal market conditions, the Fund invests primarily in equity securities listed on U.S. exchanges. The Fund also employs an option strategy in which it writes U.S. exchange-traded covered call options on the S&P 500 in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells or writes an option contract to another party. These premiums may be distributed to shareholders on a monthly basis or used to purchase U.S. exchange-traded put options on the S&P 500 that seek to provide the Fund with downside protection and which are expected to reduce the Fund’s price sensitivity to declining markets. The market value of the option strategy may be up to 20% of the Fund’s overall NAV.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
U.S. Treasuries are fair valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2019, is included with each Fund’s Portfolio of Investments.
B. Option Contracts
FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the S&P 500 to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write (sell) covered call options or put options (“options”) on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) “naked” or uncovered options. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options written (sold) by FTHI and FTLB will either be exercised, expire, or be canceled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option’s strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. Gain or loss on options is presented separately as “Net realized gain (loss) on written options transactions” on the Statements of Operations.
The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option’s expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
FTLB may also purchase U.S. exchange-traded call or put options on the S&P 500 to hedge against changes in the value of equities. The purchase of call or put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options purchased, at value” on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
If FTLB elects to exercise a call or put option on the S&P 500, settlement does not occur by the delivery of the securities comprising the Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid. Gain or loss on options is included in “Purchased option transactions” on the Statements of Operations.
C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Affiliated Transactions
MDIV, FV, IFV, and FVC invest in securities of affiliated funds. Each Fund’s investment performance and risks are related to the investment performance and risks of the affiliated funds.
Amounts relating to these investments in MDIV at March 31, 2019, and for the six month period then ended are:
Security Name	Shares at 3/31/2019	Value at 9/30/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2019	Dividend Income
First Trust Tactical High Yield ETF	2,627,971	$ 136,780,619	$ 5,868,846	$ (16,518,206)	$ 392,651	$ (933,176)	$ 125,590,734	$ 3,570,974

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
Amounts relating to these investments in FV at March 31, 2019, and for the six month period then ended are:
Security Name	Shares at 3/31/2019	Value at 9/30/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2019	Dividend Income
First Trust Dow Jones Internet Index Fund	3,546,564	$ 569,321,296	$ 16,229,964	$ (72,865,055)	$ (52,468,221)	$ 32,399,756	$ 492,617,740	$ -
First Trust Health Care AlphaDEX® Fund	5,830,903	-	509,698,405	(45,671,296)	(13,216,606)	(5,271,205)	445,539,298	-
First Trust Industrials/Producer Durables AlphaDEX® Fund	-	569,037,574	4,949,844	(521,433,827)	(113,032,787)	60,479,196	-	-
First Trust NASDAQ-100- Technology Sector Index Fund	6,113,892	573,280,371	15,253,084	(93,101,597)	(10,035,005)	18,754,681	504,151,534	2,030,994
First Trust NYSE Arca Biotechnology Index Fund	3,188,733	573,903,385	15,397,445	(71,098,806)	(24,295,473)	(12,886,178)	481,020,373	-
First Trust Technology AlphaDEX® Fund	8,069,937	568,635,599	27,449,631	(73,107,207)	(9,889,097)	2,741,447	515,830,373	2,094,144
		$2,854,178,225	$588,978,373	$(877,277,788)	$(222,937,189)	$96,217,697	$2,439,159,318	$4,125,138
Amounts relating to these investments in IFV at March 31, 2019, and for the six month period then ended are:
Security Name	Shares at 3/31/2019	Value at 9/30/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2019	Dividend Income
First Trust BICK Index Fund	4,303,427	$ 154,549,023	$ 14,763,997	$ (51,381,528)	$ 904,253	$ (2,514,113)	$ 116,321,632	$ 1,415,935
First Trust Brazil AlphaDEX® Fund	7,851,527	-	145,632,752	(31,055,529)	(691,481)	(1,765,936)	112,119,806	2,528,428
First Trust Chindia ETF	-	146,808,304	331,338	(137,267,256)	(994,292)	(8,878,094)	-	-
First Trust Developed Markets ex-US AlphaDEX® Fund	2,098,312	160,121,236	14,696,077	(44,860,257)	(12,347,989)	(3,523,844)	114,085,223	801,455
First Trust Germany AlphaDEX® Fund	2,637,061	158,672,473	13,548,419	(44,421,667)	(19,720,224)	581,098	108,660,099	-
First Trust Switzerland AlphaDEX® Fund	2,351,920	152,481,483	15,290,145	(44,276,361)	(12,715,845)	2,394,968	113,174,390	33,050
		$772,632,519	$204,262,728	$(353,262,598)	$(45,565,578)	$(13,705,921)	$564,361,150	$4,778,868

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
Amounts relating to these investments in FVC at March 31, 2019, and for the six month period then ended are:
Security Name	Shares at 3/31/2019	Value at 9/30/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2019	Dividend Income
First Trust Dow Jones Internet Index Fund	427,663	$ 123,680,058	$ 32,872,548	$ (88,672,516)	$ (13,649,071)	$ 5,171,372	$ 59,402,391	$ —
First Trust Health Care AlphaDEX® Fund	703,124	—	118,424,648	(58,566,868)	(1,504,711)	(4,627,364)	53,725,705	—
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	123,618,373	24,539,385	(136,916,785)	(18,343,212)	7,102,239	—	—
First Trust NASDAQ-100- Technology Sector Index Fund	737,248	124,540,045	33,680,245	(93,084,928)	(5,249,568)	907,676	60,793,470	378,378
First Trust NYSE Arca Biotechnology Index Fund	384,514	124,675,366	32,211,187	(87,906,392)	(714,924)	(10,261,300)	58,003,937	—
First Trust Technology AlphaDEX® Fund	974,196	123,531,037	32,730,823	(86,135,923)	(7,659,592)	(195,737)	62,270,608	361,218
		$620,044,879	$274,458,836	$(551,283,412)	$(47,121,078)	$(1,903,114)	$294,196,111	$739,596
F. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2019, no Funds had securities in the securities lending program. During the six months ended March 31, 2019, AIRR participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
G. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly for MDIV, FTHI, and FTLB and quarterly for TDIV, FID, RDVY, FV, AIRR, DDIV, IFV, and FVC or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2018, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ Technology Dividend Index Fund	$ 20,758,228	$ —	$ —
Multi-Asset Diversified Income Index Fund	30,565,566	—	17,030,951
First Trust S&P International Dividend Aristocrats ETF	725,162	—	—
First Trust BuyWrite Income ETF	2,555,362	—	—
First Trust Hedged BuyWrite Income ETF	284,126	—	—
First Trust Rising Dividend Achievers ETF	6,278,981	—	—
First Trust Dorsey Wright Focus 5 ETF	14,614,840	—	—
First Trust RBA American Industrial Renaissance® ETF	545,055	—	—
First Trust Dorsey Wright Momentum & Dividend ETF	789,016	—	—
First Trust Dorsey Wright International Focus 5 ETF	17,372,596	—	—
First Trust Dorsey Wright Dynamic Focus 5 ETF	2,471,045	—	—
As of September 30, 2018, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$ 1,505,673	$ (38,765,577)	$ 168,978,719
Multi-Asset Diversified Income Index Fund	—	(151,455,192)	1,884,661
First Trust S&P International Dividend Aristocrats ETF	62,849	(3,013,445)	(203,612)
First Trust BuyWrite Income ETF	—	(8,682,702)	4,266,346
First Trust Hedged BuyWrite Income ETF	—	(1,286,982)	657,546
First Trust Rising Dividend Achievers ETF	582,971	(1,083,356)	32,835,368
First Trust Dorsey Wright Focus 5 ETF	—	(363,752,039)	676,692,350
First Trust RBA American Industrial Renaissance® ETF	91,114	(19,258,798)	11,396,843
First Trust Dorsey Wright Momentum & Dividend ETF	77,945	(5,184,148)	(601,912)
First Trust Dorsey Wright International Focus 5 ETF	—	(83,722,714)	34,697,873
First Trust Dorsey Wright Dynamic Focus 5 ETF	—	(5,348,305)	98,562,659
H. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2015, 2016, 2017 and 2018 remain open to federal and state audit for MDIV, TDIV, FID, AIRR, FTHI, FTLB, FV, IFV, DDIV, and RDVY. Taxable years ended 2016, 2017 and 2018 remain open to federal and state audit for FVC. As of March 31, 2019, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At September 30, 2018, the Funds had net capital losses for federal income tax purposes as shown in the table below. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
Capital Loss Available
First Trust NASDAQ Technology Dividend Index Fund	$ 38,765,577
Multi-Asset Diversified Income Index Fund	151,455,192
First Trust S&P International Dividend Aristocrats ETF	3,013,445
First Trust BuyWrite Income ETF	7,588,269
First Trust Hedged BuyWrite Income ETF	1,286,982
First Trust Rising Dividend Achievers ETF	1,083,356
First Trust Dorsey Wright Focus 5 ETF	363,752,039
First Trust RBA American Industrial Renaissance® ETF	19,258,798
First Trust Dorsey Wright Momentum & Dividend ETF	5,184,148
First Trust Dorsey Wright International Focus 5 ETF	83,722,714
First Trust Dorsey Wright Dynamic Focus 5 ETF	5,348,305
Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. During the taxable year ended September 30, 2018, First Trust BuyWrite Income ETF utilized no pre-enactment capital loss carryforwards for federal income tax purposes. At September 30, 2018, First Trust BuyWrite Income ETF had pre-enactment capital losses for federal income tax purposes of $6,972,059, as a result of its reorganization with the First Trust Dividend and Income Fund, expiring as follows:
9/30/2018 (Expired)	9/30/2019
$5,877,626	$1,094,433
I. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of advisory fees, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), taxes, interest, and extraordinary expenses, which are paid by each respective Fund. See Note 3 relating to a reduction in MDIV’s annual unitary management fee. Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor.
First Trust has entered into licensing agreements with the following “Licensors” for the respective Funds:
Fund	Licensor
First Trust NASDAQ Technology Dividend Index Fund	Nasdaq, Inc.
Multi-Asset Diversified Income Index Fund	Nasdaq, Inc.
First Trust S&P International Dividend Aristocrats ETF	S&P Dow Jones Indices, LLC
First Trust Rising Dividend Achievers ETF	Nasdaq, Inc.
First Trust Dorsey Wright Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors LLC
First Trust Dorsey Wright Momentum & Dividend ETF	Nasdaq, Inc.
First Trust Dorsey Wright International Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey, Wright & Associates, LLC

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.
J. Offsetting on the Statements of Assets and Liabilities
Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
K. New Accounting Pronouncement
On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Each Fund pays First Trust an annual unitary management fee based on each Fund’s average daily net assets at a rate set forth below:
Rate
First Trust NASDAQ Technology Dividend Index Fund	0.50%
Multi-Asset Diversified Income Index Fund	0.60%
First Trust S&P International Dividend Aristocrats ETF	0.60%
First Trust BuyWrite Income ETF	0.85%
First Trust Hedged BuyWrite Income ETF	0.85%
First Trust Rising Dividend Achievers ETF	0.50%
First Trust Dorsey Wright Focus 5 ETF	0.30%
First Trust RBA American Industrial Renaissance® ETF	0.70%
First Trust Dorsey Wright Momentum & Dividend ETF	0.60%
First Trust Dorsey Wright International Focus 5 ETF	0.30%
First Trust Dorsey Wright Dynamic Focus 5 ETF	0.30%
In addition, MDIV, FV, IFV, and FVC incur pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, if applicable, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, distributions and service fees pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
Pursuant to a contractual agreement between the Trust, on behalf of MDIV, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the management fees earned by MDIV on assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) the termination of MDIV’s management agreement with First Trust; however, it is expected to remain in place at least until January 31, 2020. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust. For the six months ended March 31, 2019, MDIV waived $373,106 of management fees.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$ 151,138,406	$ 151,269,131
Multi-Asset Diversified Income Index Fund	188,559,542	186,866,501
First Trust S&P International Dividend Aristocrats ETF	5,733,985	5,360,257
First Trust BuyWrite Income ETF	81,219,625	81,183,420
First Trust Hedged BuyWrite Income ETF	13,788,591	13,702,441
First Trust Rising Dividend Achievers ETF	407,574,414	407,689,619
First Trust Dorsey Wright Focus 5 ETF	513,163,883	515,241,293
First Trust RBA American Industrial Renaissance® ETF	34,581,092	34,862,099
First Trust Dorsey Wright Momentum & Dividend ETF	37,398,592	37,321,448
First Trust Dorsey Wright International Focus 5 ETF	135,351,583	132,878,505
First Trust Dorsey Wright Dynamic Focus 5 ETF	128,619,324	366,690,653

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
For the six months ended March 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$ 71,660,320	$ 68,684,881
Multi-Asset Diversified Income Index Fund	11,461,077	55,037,811
First Trust S&P International Dividend Aristocrats ETF	1,640,435	1,607,076
First Trust BuyWrite Income ETF	7,669,766	7,429,895
First Trust Hedged BuyWrite Income ETF	2,066,717	5,113,641
First Trust Rising Dividend Achievers ETF	148,873,107	67,114,595
First Trust Dorsey Wright Focus 5 ETF	75,814,489	362,036,494
First Trust RBA American Industrial Renaissance® ETF	1,168,866	92,325,786
First Trust Dorsey Wright Momentum & Dividend ETF	—	5,688,503
First Trust Dorsey Wright International Focus 5 ETF	68,911,144	220,384,092
First Trust Dorsey Wright Dynamic Focus 5 ETF	145,839,511	184,592,758
5. Derivative Transactions
The following tables present the type of derivatives held by each Fund at March 31, 2019, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.
FTHI
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Options	Equity Risk	—	$ —	Options written, at value	$1,624,680
FTLB
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Options	Equity Risk	Options purchased, at value	$ 126,020	Options written, at value	$ 245,865
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended March 31, 2019, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
	Equity Risk
Statements of Operations Location	FTHI	FTLB
Net realized gain (loss) on Purchased option transactions	$—	$(87,372)
Net realized gain (loss) on Written option transactions	437,419	189,301
Net change in unrealized gain (loss) on Purchased options held	—	29,260
Net change in unrealized gain (loss) on Written options held	(545,935)	(10,716)
During the six months ended March 31, 2019, for FTHI, the premiums for written options opened were $1,775,212, and the premiums for written options closed, exercised and expired were $1,750,712.
During the six months ended March 31, 2019, for FTLB, the premiums for written options opened were $347,381, and the premiums for written options closed, exercised and expired were $385,437. During the six months ended March 31, 2019, for FTLB, the premiums for purchased options opened were $254,973, and the premiums for purchased options closed, exercised and expired were $175,893.
FTHI and FTLB do not have the right to offset on financial assets and financial liabilities related to option contracts on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
6. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index, except for FTHI and FTLB, which are actively managed. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund’s portfolio is adjusted to conform to changes in the composition of its corresponding index, except for FTHI and FTLB, which are actively managed. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:
	Creation Transaction Fees	Redemption Transaction Fees
First Trust NASDAQ Technology Dividend Index Fund	$ 500	$ 500
Multi-Asset Diversified Income Index Fund	1,000	1,000
First Trust S&P International Dividend Aristocrats ETF	1,600	1,600
First Trust BuyWrite Income ETF	750	750
First Trust Hedged BuyWrite Income ETF	750	750
First Trust Rising Dividend Achievers ETF	500	500
First Trust Dorsey Wright Focus 5 ETF	500	500
First Trust RBA American Industrial Renaissance® ETF	500	500
First Trust Dorsey Wright Momentum & Dividend ETF	500	500
First Trust Dorsey Wright International Focus 5 ETF	500	500
First Trust Dorsey Wright Dynamic Focus 5 ETF	500	500
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2020.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

First Trust Exchange-Traded Fund VI

Book 2

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)

First Trust Indxx Innovative Transaction & Process ETF (LEGR)

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)

First Trust Dorsey Wright Momentum & Value ETF (DVLU)

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

Semi-Annual Report
For the Six Months Ended
March 31, 2019

First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2019

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund VI
Semi-Annual Letter from the Chairman and CEO
March 31, 2019
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund VI (the “Funds”), which contains detailed information about the Funds for the six months ended March 31, 2019. We encourage you to read this report carefully and discuss it with your financial advisor.
Market volatility was the norm over the last six months. At the close of the third quarter in September 2018, the markets had moved higher into positive territory. In fact, all three major U.S. indices (the Nasdaq Composite Index, the Dow Jones Industrial Average (the “DJIA”) and the S&P 500® Index) hit record levels during the third quarter. In October, markets were again very volatile, surprising analysts and investors alike. Both global markets and U.S. markets fell on fears of slowing growth, trade wars and higher interest rates. The DJIA was down 4.98% for October and the MSCI EAFE Index, an index of stocks in 21 developed markets (excluding the U.S. and Canada), was down 7.96%. However, as November ended, the DJIA climbed 617 points (2.49%) to its biggest one-day gain in eight months. The MSCI EAFE Index ended November down slightly. December held its own shocks as it became the worst December for stocks since the Great Depression. The DJIA and MSCI EAFE Index ended December with year-to-date returns of -3.48% and -13.79%, respectively. For the first time in nine years, the S&P 500® Index posted a negative return in 2018, down 4.38%. During the fourth quarter of 2018, international equities outperformed U.S. equities. Emerging markets, which suffered throughout most of 2018, dropped 7.50% in the fourth quarter, yet still managed to outperform the U.S. and developed markets by over 500 basis points. Municipal securities ended 2018 with a solid gain of 1.69% in the fourth quarter, which saw a distinct return of volatility in both bond and equity markets. An interest rate rally in the last two months of the fourth quarter led to solid gains for municipal securities.
As 2019 began, investors wondered if the volatility of 2018 would continue. For the month of January, the DJIA rose steadily, ending the month up 7.29% from December’s low. The MSCI EAFE Index also trended upward, ending January up 6.57%. At the end of the first quarter, both the DJIA and the MSCI EAFE Index were up 11.81% and 10.15%, respectively. Municipal securities were steady at 1.57% at the end of the first quarter.
The Federal Reserve (the “Fed”) raised interest rates in September 2018 and again in December 2018 to a target range of 2.25-2.50%, for a total of four increases in 2018. The Fed had been expected to raise interest rates again in 2019, but they signaled in January that they would take a “patient” approach to interest rate increases. No interest rate increases are expected in 2019.
While trade tensions have had an impact on markets around the world and could continue to do so in the future, our First Trust economists believe that the long-term impact of U.S. tariffs will be to encourage countries to talk about more equal trade. We continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.
We continue to believe that you should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded Fund VI
Semi-Annual Report
March 31, 2019 (Unaudited)
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy
A semi-annual survey conducted by the National Association for Business Economics found that approximately 75% of its member panelists expect an economic recession in the U.S. by the end of 2021, according to its own release. While only 10% of those polled believe a recession will occur in 2019, 42% see it happening in 2020 and 25% expect one in 2021. The remaining members either expressed no opinion or said that the next recession will arrive after 2021. If the U.S. economy continues to grow over the next two quarters, as we are forecasting, the current U.S. expansion that commenced in July 2009 will become the longest in U.S. history, supplanting the previous record from 1991-2001, according to Business Insider. In our opinion, we see no threat of a recession in the current climate.
The U.S. economy could benefit moving forward from the repatriation of overseas profits. The passage of the “Tax Cuts and Jobs Act of 2017” in December 2017 reduced the tax rate on repatriated foreign profits to 15.5% for cash holdings and 8.0% for more illiquid assets. Data from the Commerce Department indicates that U.S. companies repatriated $85.9 billion in the fourth quarter of 2018 (most recent), according to Reuters. In 2018, U.S. companies repatriated a record $664.9 billion, more than four times the $155.1 billion brought back in 2017 and more than double the previous record in 2005. Investment banks and think tanks estimate that U.S. companies have offshore cash holdings totaling $1.5 trillion to $2.5 trillion, according to Bloomberg. That is a lot of potential dry powder that can be used by companies in any number of ways, be it growth opportunities, including acquisitions, or enhancing shareholder value via stock buybacks and dividends, in our opinion.
Just a little over a year ago, on March 8, 2018, the Trump administration enacted new trade tariffs on steel and aluminum imports from the United States’ biggest trading partners. As a result, a serious trade battle ensued between the U.S. and China, the two largest economies on the globe. While the two countries have been in the process of negotiating a new trade agreement for several months, one has yet to be reached. Some economists, as well as the International Monetary Fund, have trimmed their global growth estimates in recent months due largely to the uncertainty over the near-term outlook on global trade. We believe that a new trade agreement between the U.S. and China would be paramount to fostering a more robust trade climate moving forward, which in turn could boost estimates on global growth.
Global Equities Markets
For the six-month period ended March 31, 2019, the MSCI World ex USA and MSCI Emerging Markets indices posted total returns of -3.67% (USD) and 1.71% (USD), respectively, according to Bloomberg. Over that same period, the U.S. dollar appreciated 2.26% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The stronger U.S. dollar provided a drag on the performance of the two foreign stock indices, in our opinion. With respect to U.S. equities, the S&P 500® Index posted a total return of -1.72% during the same period. Only three of the 11 sectors were up on a total return basis. The top-performers were Real Estate, Utilities and Consumer Staples, up 13.03%, 12.35% and 6.17%, respectively, while the worst results came from Energy and Financials, down 11.26% and 5.67%, respectively.
Investors funneled an estimated net $66.66 billion into U.S. Equity mutual funds and exchange-traded funds (ETFs) for the 12-month period ended March 31, 2019, more than double the $24.42 billion that went into International Equity mutual funds and ETFs, according to Morningstar. Investors continue to favor passive funds over active funds in a big way. Passive U.S. Equity mutual funds and ETFs reported estimated net inflows totaling $217.16 billion in the period, compared to estimated net outflows totaling $150.50 billion. Active International Equity mutual funds and ETFs reported estimated net inflows totaling $94.56 billion, compared to estimated net outflows totaling $70.14 billion.
ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds/exchange-traded products (ETFs/ETPs) listed globally reached a record $5.40 trillion in March 2019, up 2.86% from $5.25 trillion at the close of September 2018, according to its own releases. March marked the 62nd consecutive month of net new cash inflows into ETFs/ETPs listed globally.

Fund Performance Overview (Unaudited)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
The First Trust SMID Cap Rising Dividend Achievers ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Index is composed of the securities of 100 small and mid-capitalization companies with a history of raising their dividends and exhibit the characteristics to continue to do so in the future. The Index is designed to provide access to a portfolio of small and mid-capitalization income producing securities. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “SDVY.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/19	1 Year Ended 3/31/19	Inception (11/1/17) to 3/31/19	Inception (11/1/17) to 3/31/19
Fund Performance
NAV	-5.56%	-2.26%	1.36%	1.92%
Market Price	-5.56%	-2.35%	1.36%	1.92%
Index Performance
Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index	-5.34%	-1.68%	1.99%	2.83%
S&P 1000® Index	-7.05%	2.27%	4.20%	5.98%
(See Notes to Fund Performance Overview Page 14.)

Nasdaq® and Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY) (Continued)
Sector Allocation	% of Total Investments
Financials	30.9%
Industrials	23.4
Consumer Discretionary	16.4
Information Technology	16.2
Materials	7.0
Energy	4.1
Health Care	1.0
Communication Services	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Progress Software Corp.	1.2%
Office Depot, Inc.	1.1
Children’s Place (The), Inc.	1.1
Systemax, Inc.	1.1
MKS Instruments, Inc.	1.1
American Eagle Outfitters, Inc.	1.1
Global Brass & Copper Holdings, Inc.	1.1
Morningstar, Inc.	1.1
Warrior Met Coal, Inc.	1.1
Texas Roadhouse, Inc.	1.1
Total	11.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 2, 2017 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/2/17 – 9/30/18	119	4	0	0
10/1/18 – 3/31/19	61	3	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
11/2/17 – 9/30/18	105	0	0	0
10/1/18 – 3/31/19	58	2	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
The First Trust Indxx Innovative Transaction & Process ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Blockchain Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of companies that are either actively using, investing in, developing, or have products that are poised to benefit from blockchain technology and/or the potential for increased efficiency that it provides to various business processes. The Index seeks to include only companies that have devoted material resources to the use of blockchain technologies. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “LEGR.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/19	1 Year Ended 3/31/19	Inception (1/24/18) to 3/31/19	Inception (1/24/18) to 3/31/19
Fund Performance
NAV	-2.99%	2.39%	-1.00%	-1.18%
Market Price	-3.41%	2.00%	-1.15%	-1.35%
Index Performance
Indxx Blockchain Index	-2.68%	3.40%	-0.15%	-0.18%
S&P 500® Index	-1.72%	9.50%	1.95%	2.30%
(See Notes to Fund Performance Overview Page 14.)

“Indxx” and “Indxx Blockchain Index” are trademarks of Indxx, LLC (“Licensor”) and have been licensed for use for certain purposes by First Trust Advisors L.P. The Fund is based on the Indxx Blockchain Index and is not sponsored, endorsed, sold or promoted by Licensor and Licensor makes no representation regarding the advisability of trading in such product.

Fund Performance Overview (Unaudited) (Continued)
First Trust Indxx Innovative Transaction & Process ETF (LEGR) (Continued)
Sector Allocation	% of Total Investments
Information Technology	51.3%
Financials	26.4
Consumer Discretionary	7.5
Communication Services	6.1
Industrials	3.9
Materials	2.1
Utilities	1.4
Consumer Staples	1.3
Total	100.0%
Top Ten Holdings	% of Total Investments
NVIDIA Corp.	2.1%
Advanced Micro Devices, Inc.	2.0
Amazon.com, Inc.	1.9
Micron Technology, Inc.	1.9
Accenture PLC, Class A	1.9
JD.com, Inc., ADR	1.9
SAP SE	1.9
PayPal Holdings, Inc.	1.9
Microsoft Corp.	1.9
Fujitsu Ltd.	1.8
Total	19.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 25, 2018 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/25/18 – 9/30/18	161	1	0	0
10/1/18 – 3/31/19	51	1	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/25/18 – 9/30/18	10	0	0	0
10/1/18 – 3/31/19	70	1	0	1

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
The First Trust Nasdaq Artificial Intelligence and Robotics ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq CTA Artificial Intelligence and Robotics IndexSM (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and depositary receipts that comprise the Index. The Index is designed to track the performance of companies engaged in the artificial intelligence and robotics segments of the technology, industrial and other economic sectors. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “ROBT.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 3/31/19	1 Year Ended 3/31/19	Inception (2/21/18) to 3/31/19	Inception (2/21/18) to 3/31/19
Fund Performance
NAV	-1.49%	8.29%	5.90%	6.54%
Market Price	-1.24%	8.52%	6.20%	6.87%
Index Performance
Nasdaq CTA Artificial Intelligence and Robotics IndexSM	-1.17%	9.56%	6.60%	7.31%
S&P 500® Index	-1.72%	9.50%	6.56%	7.26%
(See Notes to Fund Performance Overview Page 14.)

Nasdaq® and Nasdaq CTA Artificial Intelligence and Robotics IndexSM are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT) (Continued)
Sector Allocation	% of Total Investments
Information Technology	64.8%
Industrials	15.1
Health Care	9.3
Consumer Discretionary	7.5
Communication Services	2.8
Real Estate	0.5
Total	100.0%
Top Ten Holdings	% of Total Investments
BlackBerry Ltd.	2.2%
PKSHA Technology, Inc.	2.1
Synopsys, Inc.	2.1
Blue Prism Group PLC	2.1
Cadence Design Systems, Inc.	2.1
Ambarella, Inc.	2.0
Obic Co., Ltd.	2.0
AVEVA Group PLC	2.0
Nice Ltd., ADR	1.9
ANSYS, Inc.	1.9
Total	20.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 22, 2018 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
2/22/18 – 9/30/18	150	1	0	0
10/1/18 – 3/31/19	88	7	3	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
2/22/18 – 9/30/18	0	1	1	0
10/1/18 – 3/31/19	25	1	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
The First Trust Dorsey Wright Momentum & Value ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Value Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and was developed by Nasdaq, Inc. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC, under the ticker symbol “DVLU.”
Performance
		Cumulative Total Returns
	6 Months Ended 3/31/19	Inception (9/5/18) to 3/31/19
Fund Performance
NAV	-8.16%	-10.55%
Market Price	-8.25%	-10.55%
Index Performance
Dorsey Wright Momentum Plus Value Index	-7.92%	-10.26%
S&P 500® Index	-1.72%	-0.73%
(See Notes to Fund Performance Overview Page 14.)

Nasdaq® and Dorsey Wright Momentum Plus Value Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Value ETF (DVLU) (Continued)
Sector Allocation	% of Total Investments
Financials	39.3%
Health Care	12.0
Information Technology	10.6
Industrials	9.9
Utilities	9.7
Communication Services	5.6
Consumer Staples	4.7
Consumer Discretionary	4.7
Materials	2.3
Energy	1.2
Total	100.0%
Top Ten Holdings	% of Total Investments
Santander Consumer USA Holdings, Inc.	3.4%
Ally Financial, Inc.	3.3
CACI International, Inc., Class A	3.2
ON Semiconductor Corp.	3.1
Leidos Holdings, Inc.	3.0
Oshkosh Corp.	3.0
Popular, Inc.	2.9
Assured Guaranty Ltd.	2.9
New Residential Investment Corp.	2.8
Vistra Energy Corp.	2.8
Total	30.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 6, 2018 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/6/2018 – 9/30/18	17	0	0	0
10/1/18 – 3/31/19	102	7	0	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/6/2018 – 9/30/18	0	0	0	0
10/1/18 – 3/31/19	13	0	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
The First Trust Dorsey Wright Momentum & Low Volatility ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Momentum Plus Low Volatility Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the equity securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. The Index is owned and was developed by Nasdaq, Inc. The shares of the Fund are listed and traded on The Nasdaq Stock Exchange LLC, under the ticker symbol “DVOL.”
Performance
		Cumulative Total Returns
	6 Months Ended 3/31/19	Inception (9/5/18) to 3/31/19
Fund Performance
NAV	3.69%	3.53%
Market Price	3.58%	3.53%
Index Performance
Dorsey Wright Momentum Plus Low Volatility Index	4.02%	3.91%
S&P 500® Index	-1.72%	-0.73%
(See Notes to Fund Performance Overview Page 14.)

Nasdaq® and Dorsey Wright Momentum Plus Low Volatility Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL) (Continued)
Sector Allocation	% of Total Investments
Utilities	43.5%
Real Estate	21.3
Financials	20.3
Industrials	6.6
Consumer Discretionary	4.1
Information Technology	2.1
Health Care	1.1
Consumer Staples	1.0
Total	100.0%
Top Ten Holdings	% of Total Investments
Blackstone Mortgage Trust, Inc., Class A	3.1%
WR Berkley Corp.	2.9
Equity LifeStyle Properties, Inc.	2.9
Sun Communities, Inc.	2.8
WP Carey, Inc.	2.8
Republic Services, Inc.	2.8
Exelon Corp.	2.8
WEC Energy Group, Inc.	2.8
NextEra Energy, Inc.	2.7
Xcel Energy, Inc.	2.7
Total	28.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through March 31, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 6, 2018 (commencement of trading) through March 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/06/18 – 9/30/18	13	0	0	0
10/1/18 – 3/31/19	96	6	0	2
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
9/06/18 – 9/30/18	3	0	0	1
10/1/18 – 3/31/19	19	1	0	0

Nasdaq® and Dorsey Wright Momentum Plus Low Volatility Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded Fund VI
Understanding Your Fund Expenses
March 31, 2019 (Unaudited)
As a shareholder of First Trust SMID Cap Rising Dividend Achievers ETF, First Trust Indxx Innovative Transaction & Process ETF, First Trust Nasdaq Artificial Intelligence and Robotics ETF, First Trust Dorsey Wright Momentum & Value ETF or First Trust Dorsey Wright Momentum & Low Volatility ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Actual	$1,000.00	$944.40	0.60%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Actual	$1,000.00	$970.10	0.65%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Actual	$1,000.00	$985.10	0.65%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	0.65%	$3.28
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Actual	$1,000.00	$918.40	0.60%	$2.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	0.60%	$3.02
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Actual	$1,000.00	$1,036.90	0.61%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.89	0.61%	$3.07

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (October 1, 2018 through March 31, 2019), multiplied by 182/365 (to reflect the six-month period).

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 2.0%
2,128	Arconic, Inc.	$40,666
356	Curtiss-Wright Corp.	40,349
		81,015
	Airlines – 1.0%
1,526	Hawaiian Holdings, Inc.	40,058
	Auto Components – 3.0%
1,064	BorgWarner, Inc.	40,868
2,219	Dana, Inc.	39,365
1,938	Gentex Corp.	40,078
		120,311
	Banks – 19.7%
1,281	Bank OZK	37,123
696	Banner Corp.	37,702
1,107	Cathay General Bancorp	37,538
1,571	CenterState Bank Corp.	37,406
393	Cullen/Frost Bankers, Inc.	38,148
760	East West Bancorp, Inc.	36,457
1,513	First Hawaiian, Inc.	39,414
2,709	First Horizon National Corp.	37,872
1,022	First Merchants Corp.	37,661
1,152	Great Western Bancorp, Inc.	36,392
2,104	Home BancShares, Inc.	36,967
2,864	Hope Bancorp, Inc.	37,461
1,036	LegacyTexas Financial Group, Inc.	38,736
688	Pinnacle Financial Partners, Inc.	37,634
551	Prosperity Bancshares, Inc.	38,052
1,032	Synovus Financial Corp.	35,460
1,823	TCF Financial Corp.	37,718
2,259	Umpqua Holdings Corp.	37,273
1,518	United Community Banks, Inc.	37,844
553	Wintrust Financial Corp.	37,233
816	Zions Bancorp N.A.	37,055
		787,146
	Building Products – 2.0%
783	AO Smith Corp.	41,749
666	Simpson Manufacturing Co., Inc.	39,474
		81,223
	Capital Markets – 5.1%
981	Eaton Vance Corp.	39,544
442	Evercore, Inc., Class A	40,222
169	FactSet Research Systems, Inc.	41,958
337	Morningstar, Inc.	42,459
727	Stifel Financial Corp.	38,356
		202,539
	Chemicals – 2.9%
472	Albemarle Corp.	38,695
1,044	Chemours (The) Co.	38,795
867	Trinseo S.A.	39,275
		116,765
Shares	Description	Value

	Commercial Services & Supplies – 2.0%
1,119	Herman Miller, Inc.	$39,366
683	Tetra Tech, Inc.	40,700
		80,066
	Communications Equipment – 1.0%
1,502	Juniper Networks, Inc.	39,758
	Construction & Engineering – 2.1%
818	Argan, Inc.	40,859
546	Jacobs Engineering Group, Inc.	41,054
		81,913
	Diversified Consumer Services – 1.0%
1,646	H&R Block, Inc.	39,405
	Diversified Financial Services – 1.0%
2,051	Jefferies Financial Group, Inc.	38,538
	Electronic Equipment, Instruments & Components – 4.7%
2,203	AVX Corp.	38,200
740	Cognex Corp.	37,636
621	Dolby Laboratories, Inc., Class A	39,104
798	FLIR Systems, Inc.	37,969
1,967	Vishay Intertechnology, Inc.	36,331
		189,240
	Energy Equipment & Services – 1.0%
2,590	Liberty Oilfield Services, Inc., Class A	39,860
	Hotels, Restaurants & Leisure – 2.1%
935	International Speedway Corp., Class A	40,794
677	Texas Roadhouse, Inc.	42,103
		82,897
	Household Durables – 4.1%
1,184	La-Z-Boy, Inc.	39,060
1,410	MDC Holdings, Inc.	40,975
1,485	PulteGroup, Inc.	41,521
1,106	Toll Brothers, Inc.	40,037
		161,593
	Industrial Conglomerates – 1.0%
326	Carlisle Cos., Inc.	39,974
	Insurance – 5.0%
414	American Financial Group, Inc.	39,831

See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
968	Employers Holdings, Inc.	$38,826
1,147	Fidelity National Financial, Inc.	41,923
795	First American Financial Corp.	40,943
278	Reinsurance Group of America, Inc.	39,470
		200,993
	IT Services – 6.1%
971	CSG Systems International, Inc.	41,073
1,183	Genpact Ltd.	41,618
294	Jack Henry & Associates, Inc.	40,789
565	MAXIMUS, Inc.	40,104
2,352	NIC, Inc.	40,196
2,206	Western Union (The) Co.	40,745
		244,525
	Life Sciences Tools & Services – 1.0%
1,046	Bruker Corp.	40,208
	Machinery – 7.2%
485	Crane Co.	41,041
1,244	Global Brass & Copper Holdings, Inc.	42,843
840	Graco, Inc.	41,597
273	IDEX Corp.	41,425
476	Lincoln Electric Holdings, Inc.	39,922
1,214	Terex Corp.	39,006
596	Toro (The) Co.	41,029
		286,863
	Media – 1.0%
1,015	Sinclair Broadcast Group, Inc., Class A	39,057
	Metals & Mining – 3.1%
384	Kaiser Aluminum Corp.	40,216
1,127	Steel Dynamics, Inc.	39,749
1,391	Warrior Met Coal, Inc.	42,287
		122,252
	Oil, Gas & Consumable Fuels – 3.0%
436	Arch Coal, Inc., Class A	39,794
575	Cimarex Energy Co.	40,192
1,119	Delek US Holdings, Inc.	40,754
		120,740
	Paper & Forest Products – 1.0%
1,638	Louisiana-Pacific Corp.	39,935
	Professional Services – 2.0%
473	ManpowerGroup, Inc.	39,112
612	Robert Half International, Inc.	39,878
		78,990
Shares	Description	Value

	Road & Rail – 3.0%
363	Landstar System, Inc.	$39,709
1,841	Schneider National, Inc., Class B	38,753
1,156	Werner Enterprises, Inc.	39,477
		117,939
	Semiconductors & Semiconductor Equipment – 3.1%
1,127	Entegris, Inc.	40,223
466	MKS Instruments, Inc.	43,361
998	Teradyne, Inc.	39,760
		123,344
	Software – 1.2%
1,087	Progress Software Corp.	48,230
	Specialty Retail – 4.2%
1,947	American Eagle Outfitters, Inc.	43,165
8,448	Chico’s FAS, Inc.	36,073
452	Children’s Place (The), Inc.	43,971
12,138	Office Depot, Inc.	44,061
		167,270
	Textiles, Apparel & Luxury Goods – 2.1%
388	Columbia Sportswear Co.	40,422
1,231	Steven Madden Ltd.	41,657
		82,079
	Trading Companies & Distributors – 1.1%
1,924	Systemax, Inc.	43,559
	Total Investments – 99.8%	3,978,285
	(Cost $4,165,110) (a)
	Net Other Assets and Liabilities – 0.2%	8,333
	Net Assets – 100.0%	$3,986,618

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $64,929 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $251,754. The net unrealized depreciation was $186,825.

See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,978,285	$ 3,978,285	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 0.7%
2,180	Airbus SE	$288,314
	Automobiles – 0.7%
4,872	Daimler AG	285,555
	Banks – 12.8%
47,090	Banco Bilbao Vizcaya Argentaria S.A.	269,029
59,035	Banco Santander S.A.	274,459
4,800	Bangkok Bank PCL	31,309
37,600	Bangkok Bank PCL	245,256
44,643	Bank of Ireland Group PLC	265,916
129,664	Barclays PLC	261,225
5,692	BNP Paribas S.A.	272,065
66,094	BOC Hong Kong Holdings Ltd.	273,639
4,459	Citigroup, Inc.	277,439
7,812	Erste Group Bank AG	287,080
2,686	HDFC Bank, Ltd., ADR	311,334
33,710	HSBC Holdings PLC	273,664
26,490	ICICI Bank, Ltd., ADR	303,575
23,060	ING Groep N.V., ADR	279,948
2,681	JPMorgan Chase & Co.	271,398
4,009	KBC Group N.V.	280,079
443,603	Postal Savings Bank of China Co., Ltd., Class H (a)	253,731
3,592	Royal Bank of Canada	270,996
9,474	Societe Generale S.A.	273,923
14,357	Westpac Banking Corp.	264,233
		5,240,298
	Capital Markets – 8.1%
5,616	ASX Ltd.	278,497
5,388	Bank of New York Mellon (The) Corp.	271,717
1,600	CME Group, Inc.	263,328
23,201	Credit Suisse Group AG	270,397
2,181	Deutsche Boerse AG	279,639
1,432	Goldman Sachs Group (The), Inc.	274,930
4,543	London Stock Exchange Group PLC	281,118
3,211	Nasdaq, Inc.	280,930
53,426	Natixis S.A.	285,929
3,068	Northern Trust Corp.	277,378
5,055	TD Ameritrade Holding Corp.	252,699
22,829	UBS Group AG	276,722
		3,293,284
	Communications Equipment – 3.8%
5,382	Cisco Systems, Inc.	290,574
45,776	Nokia OYJ, ADR	261,839
77,964	Telefonaktiebolaget LM Ericsson, Class B	716,303
91,070	ZTE Corp., Class H (b)	273,792
		1,542,508
Shares	Description	Value

	Consumer Finance – 0.7%
14,500	AEON Financial Service Co., Ltd.	$294,762
	Diversified Telecommunication Services – 3.6%
23,723	AT&T, Inc.	743,953
1,527	Swisscom AG	746,823
		1,490,776
	Electric Utilities – 1.3%
10,860	Endesa S.A.	277,023
5,742	Verbund AG	275,550
		552,573
	Electronic Equipment, Instruments & Components – 1.3%
138,296	Foxconn Technology Co., Ltd.	275,959
1,388	Samsung SDI Co., Ltd.	262,291
		538,250
	Food & Staples Retailing – 1.3%
14,060	Carrefour S.A.	262,601
2,833	Walmart, Inc.	276,302
		538,903
	Household Durables – 0.6%
5,949	Sony Corp., ADR	251,286
	Industrial Conglomerates – 2.5%
4,655	Honeywell International, Inc.	739,772
1,150	SK Holdings Co., Ltd.	274,051
		1,013,823
	Insurance – 4.8%
28,242	AIA Group Ltd.	281,163
1,246	Allianz SE	277,136
6,602	American International Group, Inc.	284,282
11,058	AXA S.A.	278,229
20,661	China Life Insurance Co., Ltd., ADR	277,271
5,497	First American Financial Corp.	283,095
1,622	Willis Towers Watson PLC	284,904
		1,966,080
	Interactive Media & Services – 1.7%
4,283	Baidu, Inc., ADR (b)	706,053
	Internet & Direct Marketing Retail – 5.6%
4,003	Alibaba Group Holding Ltd., ADR (b)	730,347
437	Amazon.com, Inc. (b)	778,188

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Internet & Direct Marketing Retail (Continued)
25,495	JD.com, Inc., ADR (b)	$768,674
		2,277,209
	IT Services – 20.0%
4,385	Accenture PLC, Class A	771,848
7,550	Atos SE	728,352
2,322	Capgemini SE	281,568
4,178	CGI, Inc. (b)	287,225
9,813	Cognizant Technology Solutions Corp., Class A	710,952
10,500	Fujitsu Ltd.	756,591
8,302	Genpact Ltd.	292,064
67,663	Infosys Ltd., ADR	739,557
5,244	International Business Machines Corp.	739,928
1,241	MasterCard, Inc., Class A	292,193
25,000	NTT Data Corp.	275,422
7,377	PayPal Holdings, Inc. (b)	766,028
4,381	Reply S.p.A	282,086
1,880	Visa, Inc., Class A	293,637
69,969	Wipro Ltd., ADR	278,477
5,372	Wirecard AG	673,109
		8,169,037
	Metals & Mining – 2.1%
10,504	BHP Group Ltd.	287,073
17,912	Severstal PJSC	280,630
111,691	Yamana Gold, Inc.	290,855
		858,558
	Multiline Retail – 0.6%
1,653	Lotte Shopping Co., Ltd.	259,214
	Professional Services – 0.7%
10,000	Recruit Holdings Co., Ltd.	285,212
	Semiconductors & Semiconductor Equipment – 13.2%
32,146	Advanced Micro Devices, Inc. (b)	820,366
13,494	Intel Corp.	724,628
18,762	Micron Technology, Inc. (b)	775,433
4,755	NVIDIA Corp.	853,808
18,374	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	752,599
6,763	Texas Instruments, Inc.	717,351
5,919	Xilinx, Inc.	750,470
		5,394,655
	Software – 9.2%
6,430	Microsoft Corp.	758,354
13,499	Oracle Corp.	725,031
4,292	Pegasystems, Inc.	278,980
1,531	Red Hat, Inc. (b)	279,714
Shares	Description	Value

	Software (Continued)
1,774	salesforce.com, Inc. (b)	$280,949
6,630	SAP SE	766,032
20,005	Software AG	676,584
		3,765,644
	Technology Hardware, Storage & Peripherals – 3.8%
98,676	Asustek Computer, Inc.	713,965
17,615	Hewlett Packard Enterprise Co.	271,799
10,284	NCR Corp. (b)	280,650
7,010	Samsung Electronics Co., Ltd.	275,744
		1,542,158
	Wireless Telecommunication Services – 0.7%
2,900	SoftBank Group Corp.	281,156
	Total Investments – 99.8%	40,835,308
	(Cost $42,677,511) (c)
	Net Other Assets and Liabilities – 0.2%	63,261
	Net Assets – 100.0%	$40,898,569

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,918,168 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,760,371. The net unrealized depreciation was $1,842,203.

ADR	American Depositary Receipt

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 5,240,298	$ 4,963,733	$ 276,565	$ —
Other industry categories*	35,595,010	35,595,010	—	—
Total Investments	$ 40,835,308	$ 40,558,743	$ 276,565	$—

*	See Portfolio of Investments for industry breakout.

Currency Exposure Diversification	% of Total Investments
USD	56.1%
EUR	19.2
JPY	4.6
CHF	3.2
HKD	2.6
KRW	2.6
TWD	2.4
CAD	2.1
AUD	2.0
GBP	2.0
SEK	1.8
RUB	0.7
THB	0.7
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.0%
	Aerospace & Defense – 5.2%
8,495	Aerovironment, Inc. (a)	$581,143
5,138	Elbit Systems Ltd.	662,653
165,852	QinetiQ Group PLC	650,634
		1,894,430
	Auto Components – 4.2%
1,974	Aptiv PLC	156,913
1,000	Continental AG	150,539
3,900	Denso Corp.	151,911
33,275	Gentex Corp.	688,127
5,193	Valeo S.A.	150,583
9,843	Veoneer, Inc. (a)	225,109
		1,523,182
	Automobiles – 0.6%
17,144	NIO, Inc., ADR (a)	87,435
514	Tesla, Inc. (a)	143,848
		231,283
	Electrical Equipment – 1.7%
2,408	Emerson Electric Co.	164,876
13,100	Mitsubishi Electric Corp.	168,138
1,684	Rockwell Automation, Inc.	295,475
		628,489
	Electronic Equipment, Instruments & Components – 18.0%
5,633	Cognex Corp.	286,494
2,260	Coherent, Inc. (a)	320,287
6,566	FARO Technologies, Inc. (a)	288,313
13,155	FLIR Systems, Inc.	625,915
12,860	Hexagon AB, Class B	670,851
13,592	Hollysys Automation Technologies, Ltd.	284,617
16,042	Isra Vision AG	599,237
500	Keyence Corp.	311,152
6,436	National Instruments Corp.	285,501
7,000	Omron Corp.	327,168
8,133	SFA Engineering Corp.	310,245
50,000	Topcon Corp.	589,191
16,915	Trimble, Inc. (a)	683,366
10,600	Yaskawa Electric Corp.	332,356
15,600	Yokogawa Electric Corp.	322,472
1,500	Zebra Technologies Corp., Class A (a)	314,295
		6,551,460
	Entertainment – 0.4%
10,700	DeNA Co., Ltd.	160,939
	Health Care Equipment & Supplies – 4.3%
62,406	Accuray, Inc. (a)	297,677
51,000	CYBERDYNE, Inc. (a)	314,752
549	Intuitive Surgical, Inc. (a)	313,248
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
271,807	TransEnterix, Inc. (a)	$646,901
		1,572,578
	Health Care Technology – 2.2%
9,021	Medidata Solutions, Inc. (a)	660,698
1,931	Omnicell, Inc. (a)	156,102
		816,800
	Household Durables – 1.8%
5,411	iRobot Corp. (a)	636,821
	Industrial Conglomerates – 0.5%
1,499	Siemens AG	161,323
	Interactive Media & Services – 1.8%
145	Alphabet, Inc., Class A (a)	170,649
1,010	Baidu, Inc., ADR (a)	166,498
1,387	NAVER Corp.	151,518
3,872	Tencent Holdings Ltd.	178,064
		666,729
	Internet & Direct Marketing Retail – 0.9%
896	Alibaba Group Holding Ltd., ADR (a)	163,475
100	Amazon.com, Inc. (a)	178,075
		341,550
	IT Services – 7.1%
2,355	Akamai Technologies, Inc. (a)	168,877
7,040	Atos SE	679,152
3,141	Black Knight, Inc. (a)	171,184
18,456	CoreLogic, Inc. (a)	687,671
1,188	International Business Machines Corp.	167,627
7,100	Obic Co., Ltd.	714,933
		2,589,444
	Life Sciences Tools & Services – 2.7%
2,164	Illumina, Inc. (a)	672,333
1,324	Tecan Group AG	312,202
		984,535
	Machinery – 7.7%
21,378	ATS Automation Tooling Systems, Inc. (a)	314,187
6,200	Daifuku Co., Ltd.	322,223
1,000	Deere & Co.	159,840
7,350	Duerr AG	288,240
1,800	FANUC Corp.	306,632
5,300	Hirata Corp.	365,352
3,211	John Bean Technologies Corp.	295,059

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
6,400	Kawasaki Heavy Industries, Ltd.	$157,647
14,800	Toshiba Machine Co., Ltd.	297,389
12,062	Valmet OYJ	305,249
		2,811,818
	Semiconductors & Semiconductor Equipment – 8.5%
16,765	Ambarella, Inc. (a)	724,248
9,368	Brooks Automation, Inc.	274,763
3,098	Intel Corp.	166,363
2,604	KLA-Tencor Corp.	310,944
1,950	NVIDIA Corp.	350,142
3,294	NXP Semiconductors N.V.	291,157
7,367	Teradyne, Inc.	293,501
5,402	Xilinx, Inc.	684,919
		3,096,037
	Software – 30.5%
3,818	ANSYS, Inc. (a)	697,587
18,547	Appian Corp. (a)	638,573
1,007	Autodesk, Inc. (a)	156,911
3,143	Avalara, Inc. (a)	175,348
16,905	AVEVA Group PLC	710,298
77,793	BlackBerry Ltd. (a)	784,931
3,134	Blackline, Inc. (a)	145,167
35,092	Blue Prism Group PLC (a)	757,799
11,822	Cadence Design Systems, Inc. (a)	750,815
4,620	Dassault Systemes SE	687,975
662	Fair Isaac Corp. (a)	179,819
1,465	Microsoft Corp.	172,782
4,492	Netcompany Group A.S. (a) (b)	160,838
5,751	Nice Ltd., ADR (a)	704,555
40,358	Nuance Communications, Inc. (a)	683,261
10,300	Pegasystems, Inc.	669,500
13,900	PKSHA Technology, Inc. (a)	771,317
15,888	PROS Holdings, Inc. (a)	671,109
1,768	PTC, Inc. (a)	162,974
2,827	ServiceNow, Inc. (a)	696,827
6,656	Synopsys, Inc. (a)	766,438
		11,144,824
	Technology Hardware, Storage & Peripherals – 0.4%
4,092	Samsung Electronics Co., Ltd.	160,962
	Wireless Telecommunication Services – 0.5%
1,800	SoftBank Group Corp.	174,511
	Total Common Stocks	36,147,715
	(Cost $36,372,708)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 0.5%
	Equity Real Estate Investment Trusts – 0.5%
388	Equinix, Inc.	$175,826
	(Cost $170,779)
	Total Investments – 99.5%	36,323,541
	(Cost $36,543,487) (c)
	Net Other Assets and Liabilities – 0.5%	178,783
	Net Assets – 100.0%	$36,502,324

(a)	Non-income producing security.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,860,480 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,080,426. The net unrealized depreciation was $219,946.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 36,147,715	$ 36,147,715	$ —	$ —
Real Estate Investment Trusts*	175,826	175,826	—	—
Total Investments	$ 36,323,541	$ 36,323,541	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	61.9%
JPY	15.9
EUR	8.3
GBP	5.8
SEK	1.9
ILS	1.8
KRW	1.7
CAD	0.9
CHF	0.9
HKD	0.5
DKK	0.4
Total	100.0%

Currency Abbreviations
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
USD	United States Dollar

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 93.7%
	Air Freight & Logistics – 2.1%
6,999	XPO Logistics, Inc. (a)	$376,126
	Airlines – 2.6%
5,722	United Continental Holdings, Inc. (a)	456,501
	Banks – 4.8%
3,317	JPMorgan Chase & Co.	335,780
9,936	Popular, Inc.	517,964
		853,744
	Biotechnology – 1.4%
3,154	AbbVie, Inc.	254,181
	Consumer Finance – 6.7%
21,260	Ally Financial, Inc.	584,437
28,319	Santander Consumer USA Holdings, Inc.	598,381
		1,182,818
	Containers & Packaging – 2.3%
7,453	Berry Global Group, Inc. (a)	401,493
	Electric Utilities – 1.1%
3,775	Exelon Corp.	189,241
	Electronic Equipment, Instruments & Components – 1.3%
2,403	CDW Corp.	231,577
	Food & Staples Retailing – 4.7%
6,553	Kroger (The) Co.	161,204
4,940	Performance Food Group Co. (a)	195,822
13,498	US Foods Holding Corp. (a)	471,215
		828,241
	Gas Utilities – 1.1%
2,374	Spire, Inc.	195,356
	Health Care Providers & Services – 10.6%
963	Anthem, Inc.	276,362
7,401	Centene Corp. (a)	392,993
2,621	Encompass Health Corp.	153,066
2,219	HCA Healthcare, Inc.	289,313
3,077	Henry Schein, Inc. (a)	184,959
1,773	Molina Healthcare, Inc. (a)	251,695
2,460	Universal Health Services, Inc., Class B	329,074
		1,877,462
	Independent Power and Renewable Electricity Producers – 5.2%
23,413	AES Corp.	423,307
Shares	Description	Value

	Independent Power and Renewable Electricity Producers (Continued)
19,159	Vistra Energy Corp.	$498,709
		922,016
	Insurance – 19.7%
4,805	American Financial Group, Inc.	462,289
11,417	Assured Guaranty Ltd.	507,257
4,083	Hanover Insurance Group (The), Inc.	466,156
5,475	Kemper Corp.	416,867
23,599	Old Republic International Corp.	493,691
4,193	Progressive (The) Corp.	302,273
3,578	Selective Insurance Group, Inc.	226,416
4,019	Torchmark Corp.	329,357
3,441	WR Berkley Corp.	291,522
		3,495,828
	IT Services – 6.2%
3,154	CACI International, Inc., Class A (a)	574,091
8,321	Leidos Holdings, Inc.	533,293
		1,107,384
	Machinery – 4.2%
4,795	Allison Transmission Holdings, Inc.	215,391
7,013	Oshkosh Corp.	526,887
		742,278
	Media – 4.5%
9,653	Comcast Corp., Class A	385,927
19,416	Interpublic Group of (The) Cos., Inc.	407,930
		793,857
	Multi-Utilities – 2.3%
1,865	DTE Energy Co.	232,640
3,097	Public Service Enterprise Group, Inc.	183,993
		416,633
	Oil, Gas & Consumable Fuels – 1.2%
3,258	ConocoPhillips	217,439
	Road & Rail – 1.0%
1,564	Landstar System, Inc.	171,086
	Semiconductors & Semiconductor Equipment – 3.1%
26,518	ON Semiconductor Corp. (a)	545,475
	Specialty Retail – 4.6%
360	AutoZone, Inc. (a)	368,683

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
7,543	Foot Locker, Inc.	$457,106
		825,789
	Thrifts & Mortgage Finance – 1.8%
7,245	Essent Group Ltd. (a)	314,795
	Wireless Telecommunication Services – 1.2%
2,981	T-Mobile US, Inc. (a)	205,987
	Total Common Stocks	16,605,307
	(Cost $16,447,632)
REAL ESTATE INVESTMENT TRUSTS – 6.2%
	Mortgage Real Estate Investment Trusts – 6.2%
5,543	Blackstone Mortgage Trust, Inc., Class A	191,566
22,156	Chimera Investment Corp.	415,203
29,627	New Residential Investment Corp.	500,993
	Total Real Estate Investment Trusts	1,107,762
	(Cost $1,126,029)
	Total Investments – 99.9%	17,713,069
	(Cost $17,573,661) (b)
	Net Other Assets and Liabilities – 0.1%	13,048
	Net Assets – 100.0%	$17,726,117

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $546,383 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $406,975. The net unrealized appreciation was $139,408.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,605,307	$ 16,605,307	$ —	$ —
Real Estate Investment Trusts*	1,107,762	1,107,762	—	—
Total Investments	$ 17,713,069	$ 17,713,069	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
March 31, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 71.4%
	Banks – 1.5%
6,572	Commerce Bancshares, Inc.	$381,570
	Capital Markets – 1.0%
2,927	Nasdaq, Inc.	256,083
	Commercial Services & Supplies – 5.0%
8,847	Republic Services, Inc.	711,122
5,634	Waste Management, Inc.	585,429
		1,296,551
	Diversified Consumer Services – 1.6%
3,193	Bright Horizons Family Solutions, Inc. (a)	405,862
	Electric Utilities – 22.1%
5,816	ALLETE, Inc.	478,250
14,344	Alliant Energy Corp.	676,033
10,926	Evergy, Inc.	634,254
14,159	Exelon Corp.	709,791
5,301	IDACORP, Inc.	527,661
3,632	NextEra Energy, Inc.	702,138
14,723	OGE Energy Corp.	634,856
6,343	Pinnacle West Capital Corp.	606,264
12,353	Xcel Energy, Inc.	694,362
		5,663,609
	Food Products – 1.0%
5,709	Hormel Foods Corp.	255,535
	Gas Utilities – 6.6%
6,623	Atmos Energy Corp.	681,705
4,255	ONE Gas, Inc.	378,823
11,252	UGI Corp.	623,586
		1,684,114
	Hotels, Restaurants & Leisure – 1.4%
3,528	Yum! Brands, Inc.	352,130
	Household Durables – 1.1%
3,418	Garmin Ltd.	295,144
	Industrial Conglomerates – 1.5%
2,501	Honeywell International, Inc.	397,459
	Insurance – 10.7%
2,774	American Financial Group, Inc.	266,886
6,606	Arthur J. Gallagher & Co.	515,929
2,950	Erie Indemnity Co., Class A	526,634
7,374	Marsh & McLennan Cos., Inc.	692,419
8,908	WR Berkley Corp.	754,686
		2,756,554
Shares	Description	Value

	IT Services – 2.1%
2,323	Fidelity National Information Services, Inc.	$262,731
2,005	Jack Henry & Associates, Inc.	278,174
		540,905
	Multi-Utilities – 12.7%
7,128	Ameren Corp.	524,264
12,400	CMS Energy Corp.	688,696
5,552	DTE Energy Co.	692,557
10,917	Public Service Enterprise Group, Inc.	648,579
8,965	WEC Energy Group, Inc.	708,952
		3,263,048
	Pharmaceuticals – 1.1%
6,454	Pfizer, Inc.	274,101
	Water Utilities – 2.0%
4,982	American Water Works Co., Inc.	519,423
	Total Common Stocks	18,342,088
	(Cost $17,115,278)
REAL ESTATE INVESTMENT TRUSTS – 28.3%
	Equity Real Estate Investment Trusts – 21.2%
1,645	American Tower Corp.	324,164
8,955	Apartment Investment & Management Co.	450,347
4,153	Camden Property Trust	421,529
10,299	CubeSmart	329,980
6,575	Equity LifeStyle Properties, Inc.	751,522
3,204	Extra Space Storage, Inc.	326,520
6,281	JBG SMITH Properties	259,719
7,004	Liberty Property Trust	339,134
2,094	PS Business Parks, Inc.	328,402
6,105	Sun Communities, Inc.	723,565
10,524	UDR, Inc.	478,421
9,181	WP Carey, Inc.	719,148
		5,452,451
	Mortgage Real Estate Investment Trusts – 7.1%
23,233	Blackstone Mortgage Trust, Inc., Class A	802,932
35,855	Chimera Investment Corp.	671,923

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
March 31, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
19,979	New Residential Investment Corp.	$337,845
		1,812,700
	Total Real Estate Investment Trusts	7,265,151
	(Cost $6,767,727)
	Total Investments – 99.7%	25,607,239
	(Cost $23,883,005) (b)
	Net Other Assets and Liabilities – 0.3%	65,838
	Net Assets – 100.0%	$25,673,077

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,764,258 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $40,024. The net unrealized appreciation was $1,724,234.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 3/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,342,088	$ 18,342,088	$ —	$ —
Real Estate Investment Trusts*	7,265,151	7,265,151	—	—
Total Investments	$ 25,607,239	$ 25,607,239	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

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First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2019 (Unaudited)
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
ASSETS:
Investments, at value	$ 3,978,285	$ 40,835,308	$ 36,323,541
Cash	7,607	20,564	132,603
Receivables:
Dividends	2,686	51,472	61,309
Fund shares sold	—	—	—
Dividend reclaims	87	13,738	4,167
Investment securities sold	—	862,828	—
Total Assets	3,988,665	41,783,910	36,521,620
LIABILITIES:
Due to custodian foreign currency	—	862,824	—
Payables:
Investment advisory fees	2,047	22,517	19,296
Investment securities purchased	—	—	—
Total Liabilities	2,047	885,341	19,296
NET ASSETS	$3,986,618	$40,898,569	$36,502,324
NET ASSETS consist of:
Paid-in capital	$ 4,464,617	$ 44,812,439	$ 36,774,823
Par value	2,000	14,000	11,500
Accumulated distributable earnings (loss)	(479,999)	(3,927,870)	(283,999)
NET ASSETS	$3,986,618	$40,898,569	$36,502,324
NET ASSET VALUE, per share	$19.93	$29.21	$31.74
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	200,002	1,400,002	1,150,002
Investments, at cost	$4,165,110	$42,677,511	$36,543,487
Foreign currency, at cost (proceeds)	$—	$(870,329)	$—

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

$ 17,713,069	$ 25,607,239
559	1,287

19,502	76,620
1,766,021	—
—	—
—	—
19,499,151	25,685,146

—	—

7,957	12,069
1,765,077	—
1,773,034	12,069
$ 17,726,117	$ 25,673,077

$ 19,110,951	$ 24,734,006
10,000	12,500
(1,394,834)	926,571
$ 17,726,117	$ 25,673,077
$17.73	$20.54
1,000,002	1,250,002
$17,573,661	$23,883,005
$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended March 31, 2019 (Unaudited)
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
INVESTMENT INCOME:
Dividends	$ 40,959	$ 270,228	$ 159,019
Interest	57	567	472
Foreign withholding tax	(81)	(8,703)	(12,514)
Other	20	81	—
Total investment income	40,955	262,173	146,977
EXPENSES:
Investment advisory fees	11,703	139,968	102,383
Excise tax expense	—	—	—
Total expenses	11,703	139,968	102,383
NET INVESTMENT INCOME (LOSS)	29,252	122,205	44,594
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(168,834)	(719,973)	(725,167)
In-kind redemptions	—	(27,544)	1,036,956
Foreign currency transactions	—	(4,072)	756
Net realized gain (loss)	(168,834)	(751,589)	312,545
Net change in unrealized appreciation (depreciation) on:
Investments	(99,889)	(1,594,335)	(863,249)
Foreign currency translation	—	1,209	(601)
Net change in unrealized appreciation (depreciation)	(99,889)	(1,593,126)	(863,850)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(268,723)	(2,344,715)	(551,305)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(239,471)	$(2,222,510)	$(506,711)

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

$143,408	$264,785
190	224
(443)	—
14	109
143,169	265,118

38,504	52,974
—	452
38,504	53,426
104,665	211,692

(1,556,368)	(887,874)
—	—
—	—
(1,556,368)	(887,874)

339,269	1,814,303
—	—
339,269	1,814,303
(1,217,099)	926,429
$(1,112,434)	$1,138,121
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets
	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)		First Trust Indxx Innovative Transaction & Process ETF (LEGR)		First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
	Six Months Ended 3/31/2019 (Unaudited)	Period Ended 9/30/2018 (a)	Six Months Ended 3/31/2019 (Unaudited)	Period Ended 9/30/2018 (b)	Six Months Ended 3/31/2019 (Unaudited)	Period Ended 9/30/2018 (c)
OPERATIONS:
Net investment income (loss)	$ 29,252	$ 40,759	$ 122,205	$ 414,890	$ 44,594	$ 60,051
Net realized gain (loss)	(168,834)	278,650	(751,589)	1,855,981	312,545	766,202
Net change in unrealized appreciation (depreciation)	(99,889)	(86,936)	(1,593,126)	(247,733)	(863,850)	643,504
Net increase (decrease) in net assets resulting from operations	(239,471)	232,473	(2,222,510)	2,023,138	(506,711)	1,469,757
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(30,840)	(35,520)	(274,615)	(359,596)	(9,880)	(49,950)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	8,324,618	5,755,954	60,560,548	12,026,147	40,346,362
Cost of shares redeemed	—	(4,264,642)	(12,377,412)	(12,206,938)	(7,233,428)	(9,539,973)
Net increase (decrease) in net assets resulting from shareholder transactions	—	4,059,976	(6,621,458)	48,353,610	4,792,719	30,806,389
Total increase (decrease) in net assets	(270,311)	4,256,929	(9,118,583)	50,017,152	4,276,128	32,226,196
NET ASSETS:
Beginning of period	4,256,929	—	50,017,152	—	32,226,196	—
End of period	$3,986,618	$4,256,929	$40,898,569	$50,017,152	$36,502,324	$32,226,196
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	200,002	—	1,650,002	—	1,000,002	—
Shares sold	—	400,002	200,000	2,050,002	400,000	1,300,002
Shares redeemed	—	(200,000)	(450,000)	(400,000)	(250,000)	(300,000)
Shares outstanding, end of period	200,002	200,002	1,400,002	1,650,002	1,150,002	1,000,002

(a)	Inception date is November 1, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is January 24, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is February 21, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is September 5, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)		First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Six Months Ended 3/31/2019 (Unaudited)	Period Ended 9/30/2018 (d)	Six Months Ended 3/31/2019 (Unaudited)	Period Ended 9/30/2018 (d)

$ 104,665	$ 16,791	$ 211,692	$ 17,969
(1,556,368)	—	(887,874)	—
339,269	(199,861)	1,814,303	(90,069)
(1,112,434)	(183,070)	1,138,121	(72,100)

(99,330)	—	(139,450)	—

5,312,817	13,808,134	10,714,624	14,031,882
—	—	—	—
5,312,817	13,808,134	10,714,624	14,031,882
4,101,053	13,625,064	11,713,295	13,959,782

13,625,064	—	13,959,782	—
$17,726,117	$ 13,625,064	$ 25,673,077	$ 13,959,782

700,002	—	700,002	—
300,000	700,002	550,000	700,002
—	—	—	—
1,000,002	700,002	1,250,002	700,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
	Six Months Ended 3/31/2019 (Unaudited)	Period Ended 9/30/2018 (a)
Net asset value, beginning of period	$ 21.28	$ 19.94
Income from investment operations:
Net investment income (loss)	0.14	0.26
Net realized and unrealized gain (loss)	(1.34)	1.31
Total from investment operations	(1.20)	1.57
Distributions paid to shareholders from:
Net investment income	(0.15)	(0.23)
Net asset value, end of period	$19.93	$21.28
Total return (b)	(5.56)%	7.92%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,987	$ 4,257
Ratio of total expenses to average net assets	0.60% (c)	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.50% (c)	1.49% (c)
Portfolio turnover rate (d)	69%	72%

(a)	Inception date is November 1, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
	Six Months Ended 3/31/2019 (Unaudited)	Period Ended 9/30/2018 (a)
Net asset value, beginning of period	$ 30.31	$ 29.99
Income from investment operations:
Net investment income (loss)	0.08	0.26
Net realized and unrealized gain (loss)	(1.00)	0.29
Total from investment operations	(0.92)	0.55
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.23)
Net asset value, end of period	$29.21	$30.31
Total return (b)	(2.99)%	1.87%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 40,899	$ 50,017
Ratio of total expenses to average net assets	0.65% (c)	0.65% (c)
Ratio of net investment income (loss) to average net assets	0.57% (c)	1.63% (c)
Portfolio turnover rate (d)	15%	53%

(a)	Inception date is January 24, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
	Six Months Ended 3/31/2019 (Unaudited)	Period Ended 9/30/2018 (a)
Net asset value, beginning of period	$ 32.23	$ 29.91
Income from investment operations:
Net investment income (loss)	0.04	0.12
Net realized and unrealized gain (loss)	(0.52)	2.31
Total from investment operations	(0.48)	2.43
Distributions paid to shareholders from:
Net investment income	(0.01)	(0.11)
Net asset value, end of period	$31.74	$32.23
Total return (b)	(1.49)%	8.15%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 36,502	$ 32,226
Ratio of total expenses to average net assets	0.65% (c)	0.65% (c)
Ratio of net investment income (loss) to average net assets	0.28% (c)	0.62% (c)
Portfolio turnover rate (d)	21%	67%

(a)	Inception date is February 21, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
	Six Months Ended 3/31/2019 (Unaudited)	Period Ended 9/30/2018 (a)
Net asset value, beginning of period	$ 19.46	$ 19.98
Income from investment operations:
Net investment income (loss)	0.13	0.02
Net realized and unrealized gain (loss)	(1.73)	(0.54)
Total from investment operations	(1.60)	(0.52)
Distributions paid to shareholders from:
Net investment income	(0.13)	—
Net asset value, end of period	$17.73	$19.46
Total return (b)	(8.16)%	(2.60)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 17,726	$ 13,625
Ratio of total expenses to average net assets	0.60% (c)	0.60% (c)
Ratio of net investment income (loss) to average net assets	1.63% (c)	3.61% (c)
Portfolio turnover rate (d)	97%	0%

(a)	Inception date is September 5, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
	Six Months Ended 3/31/2019 (Unaudited)	Period Ended 9/30/2018 (a)
Net asset value, beginning of period	$ 19.94	$ 19.97
Income from investment operations:
Net investment income (loss)	0.18	0.03
Net realized and unrealized gain (loss)	0.55	(0.06)
Total from investment operations	0.73	(0.03)
Distributions paid to shareholders from:
Net investment income	(0.13)	—
Net asset value, end of period	$20.54	$19.94
Total return (b)	3.69%	(0.15)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 25,673	$ 13,960
Ratio of total expenses to average net assets	0.61% (c) (d)	0.60% (c)
Ratio of net investment income (loss) to average net assets	2.40% (c)	3.81% (c)
Portfolio turnover rate (e)	93%	0%

(a)	Inception date is September 5, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.60%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the five funds listed below, each a non-diversified series of the Trust.
First Trust SMID Cap Rising Dividend Achievers ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “SDVY”)
First Trust Indxx Innovative Transaction & Process ETF – (Nasdaq ticker “LEGR”)
First Trust Nasdaq Artificial Intelligence and Robotics ETF – (Nasdaq ticker “ROBT”)
First Trust Dorsey Wright Momentum & Value ETF – (Nasdaq ticker “DVLU”)
First Trust Dorsey Wright Momentum & Low Volatility ETF – (Nasdaq ticker “DVOL”)
Each fund represents a separate series of shares of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). Each Fund’s shares currently are listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Each Fund’s Creation Units are generally issued and redeemed in-kind for securities in which the Funds invest, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust SMID Cap Rising Dividend Achievers ETF	Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index
First Trust Indxx Innovative Transaction & Process ETF	Indxx Blockchain Index
First Trust Nasdaq Artificial Intelligence and Robotics ETF	Nasdaq CTA Artificial Intelligence and Robotics IndexSM
First Trust Dorsey Wright Momentum & Value ETF	Dorsey Wright Momentum Plus Value Index
First Trust Dorsey Wright Momentum & Low Volatility ETF	Dorsey Wright Momentum Plus Low Volatility Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2019, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended September 30, 2018, was as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust SMID Cap Rising Dividend Achievers ETF	$ 35,520	$ —	$ —
First Trust Indxx Innovative Transaction & Process ETF	359,596	—	—
First Trust Nasdaq Artificial Intelligence and Robotics ETF	49,950	—	—
First Trust Dorsey Wright Momentum & Value ETF	—	—	—
First Trust Dorsey Wright Momentum & Low Volatility ETF	—	—	—
As of September 30, 2018, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust SMID Cap Rising Dividend Achievers ETF	$ 5,066	$ (26,510)	$ (188,244)
First Trust Indxx Innovative Transaction & Process ETF	170,617	(484,851)	(1,116,511)
First Trust Nasdaq Artificial Intelligence and Robotics ETF	5,330	(233,376)	460,638
First Trust Dorsey Wright Momentum & Value ETF	16,791	—	(199,861)
First Trust Dorsey Wright Momentum & Low Volatility ETF	17,969	—	(90,069)
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ended 2018 remains open to federal and state audit. As of March 31, 2019, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At September 30, 2018, the Funds had net capital losses for federal income tax purposes as shown in the table below. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
Capital Loss Available
First Trust SMID Cap Rising Dividend Achievers ETF	$ 26,510
First Trust Indxx Innovative Transaction & Process ETF	484,851
First Trust Nasdaq Artificial Intelligence and Robotics ETF	233,376
First Trust Dorsey Wright Momentum & Value ETF	—
First Trust Dorsey Wright Momentum & Low Volatility ETF	—
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
First Trust has entered into licensing agreements with Nasdaq, Inc. and with Indxx, LLC (individually, the “Licensor” and collectively “Licensors”) for the Funds. The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
G. New Accounting Pronouncement
On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit, licensing, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses (if any), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses which are paid by each respective Fund. SDVY, DVLU and DVOL have each agreed to pay First Trust an annual unitary management fee equal to 0.60% of their average daily net assets. LEGR and ROBT have each agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended March 31, 2019, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust SMID Cap Rising Dividend Achievers ETF	$ 2,710,611	$ 2,712,947
First Trust Indxx Innovative Transaction & Process ETF	6,259,194	6,376,777
First Trust Nasdaq Artificial Intelligence and Robotics ETF	7,273,564	6,803,704
First Trust Dorsey Wright Momentum & Value ETF	13,061,502	12,952,773
First Trust Dorsey Wright Momentum & Low Volatility ETF	16,930,892	16,763,069

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
For the six months ended March 31, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust SMID Cap Rising Dividend Achievers ETF	$ —	$ —
First Trust Indxx Innovative Transaction & Process ETF	5,306,251	11,916,952
First Trust Nasdaq Artificial Intelligence and Robotics ETF	11,433,454	7,107,633
First Trust Dorsey Wright Momentum & Value ETF	5,280,439	—
First Trust Dorsey Wright Momentum & Low Volatility ETF	10,672,538	—
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:
	Creation Transaction Fees	Redemption Transaction Fees
First Trust SMID Cap Rising Dividend Achievers ETF	$ 500	$ 500
First Trust Indxx Innovative Transaction & Process ETF	1,000	1,000
First Trust Nasdaq Artificial Intelligence and Robotics ETF	1,000	1,000
First Trust Dorsey Wright Momentum & Value ETF	500	500
First Trust Dorsey Wright Momentum & Low Volatility ETF	500	500
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2020, January 19, 2020, and February 12, 2020 for SDVY, LEGR, and ROBT, respectively, and August 30, 2020 for DVLU and DVOL.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2019 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

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First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date	June 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date	June 6, 2019

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date	June 6, 2019

* Print the name and title of each signing officer under his or her signature.